UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2011

Date of reporting period: 12/31/2010

ITEM 1.

REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended December 31, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

America First Income Trends Fund

America First Absolute Return Fund

America First Quantitative Strategies Fund

December 31, 2010

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290); Roseville, CA and distributes its mutual funds through Matrix Capital Group, Inc.   AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc.  AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

 AMERICA FIRST FUNDS

EXPENSE EXAMPLE                                                                                  SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (07/13/10 for the Absolute Return Fund Class I shares, 07/01/10 for the America First Income Trends Fund and 07/01/10 for the Quantitative Strategies Fund and Absolute Return Fund Class A and Class U shares) and held for the entire period through 12/31/10.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2010 through December 31, 2010

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period*
America First Income Trends Fund Class A (+8.51%)	$ 1,000.00	$ 1,085.10	$ 11.55
America First Income Trends Fund Class U (+8.17%)	1,000.00	1,081.70	14.14
America First Income Trends Fund Class I (+8.73%)	1,000.00	1,087.30	8.95
Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period**
America First Income Trends Fund Class A	$ 1,000.00	$ 1,014.10	$ 11.22
America First Income Trends Fund Class U	1,000.00	1,011.50	13.74
America First Income Trends Fund Class I	1,000.00	1,016.60	8.69

*Expenses are equal to the Fund’s annualized expense ratios of 2.21%, 2.71% and 1.71% for the America First Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 183/365 to reflect the period from 07/02/10 to 12/31/10.

** Expenses are equal to the Fund’s annualized expense ratios of 2.21%, 2.71% and 1.71% for the America First Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AMERICA FIRST FUNDS

EXPENSE EXAMPLE                                                                                  SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2010 through December 31, 2010

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period
America First Absolute Return Fund Class A (+30.81%)	$ 1,000.00	$ 1,308.10	$ 14.25*
America First Absolute Return Fund Class U (+30.28%)	1,000.00	1,302.80	17.12*
America First Absolute Return Fund Class I (+26.13%)	1,000.00	1,261.30	10.39**
Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period***
America First Absolute Return Fund Class A	$ 1,000.00	$ 1,012.90	$ 12.43
America First Absolute Return Fund Class U	1,000.00	1,010.30	14.95
America First Absolute Return Fund Class I	1,000.00	1,015.40	9.91

*Expenses are equal to the Fund’s annualized expense ratios of 2.45% and 2.95% for the America First Absolute Return Fund Class A and Class U shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

** Expenses are equal to the Fund’s annualized expense ratios of 1.95% for the America First Absolute Return Fund Class I shares; multiplied by the average account value over the period, multiplied by 172/365 to reflect the period from 07/12/10 through 12/31/10.

***Expenses are equal to the Fund’s annualized expense ratios of 2.45%, 2.95% and 1.95% for the America First Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2010 through December 31, 2010

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (+19.62%)	$ 1,000.00	$ 1,196.20	$ 8.36
America First Quantitative Strategies Fund Class C (+19.30%)	1,000.00	1,193.00	12.49
Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,017.60	$ 7.68
America First Quantitative Strategies Fund Class C	1,000.00	1,013.80	11.47

*Expenses are equal to the Fund’s annualized expense ratios of 1.51% and 2.26% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

AMERICA FIRST FUNDS

EXPENSE EXAMPLE                                                                                  SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)(Continued)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated November 5, 2010 were as follows:
America First Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.26%
America First Income Trends Fund Class A, after waiver and reimbursement	2.21%
America First Income Trends Fund Class U, gross of fee waivers or expense reimbursements	2.76%
America First Income Trends Fund Class U, after waiver and reimbursement	2.71%
America First Income Trends Fund Class I, gross of fee waivers or expense reimbursements	1.76%
America First Income Trends Fund Class I, after waiver and reimbursement	1.71%

America First Absolute Return Fund Class A, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class A, after waiver and reimbursement

America First Absolute Return Fund Class U, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class U, after waiver and reimbursement

America First Absolute Return Fund Class I, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class I, after waiver and reimbursement

2.60% 2.55% 3.10% 3.05% 2.10% 2.05%
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	2.75%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	1.88%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	3.51%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	2.63%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares and 1.70% for Class I shares of the America First Absolute Return Fund’s average daily net assets through October 31, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from July 1, 2010 through December 31, 2010 were 2.36% for Class A, 2.86% for Class U and 1.86% for Class I of the America First Income Trends Fund.  The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Absolute Return Fund’s average daily net assets through October 31, 2011.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 2.45% for Class A and 2.95% for Class U of the America First Absolute Return Fund.  Total Gross Operating Expenses (Annualized) during the period since inception from July 12, 2010 through December 31, 2010 were 1.95% for Class I of the America First Absolute Return Fund.  The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Quantitative Strategies Fund’s average daily net assets through October 31, 2011.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 1.82% for Class A and 2.57% for Class C of the America First Quantitative Strategies Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2010.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCK - (14.32%)	Shares	Value
Electric - (8.25%)
CPFL Energia SA - ADR	16,595	$ 1,274,662
National Grid PLC - ADR	28,872	1,281,339
Unitil Corp.	30,539	694,457
		3,250,458
Retail - (6.07%)
AmeriGas Partners LP	28,799	1,405,679
Suburban Propane Partners LP	17,522	982,809
		2,388,488
TOTAL COMMON STOCK (Cost $5,515,467)		5,638,946

PREFERRED STOCK - (62.35%)
Banks - (21.31%)
Bank of America Corp., 8.625%, Series MER	56,469	1,459,159
BB&T Capital Trust VI, 9.60%	52,054	1,504,361
Deutsche Bank Contingent Capital Trust V, 8.05%	51,412	1,343,936
Fleet Capital Trust VIII, 7.20%	18,316	452,405
HSBC Holdings PLC, 8.125%	881	23,637
Suntrust Capital IX, 7.875%	57,227	1,477,029
Wachovia Capital Trust X, 7.85%	4,742	124,952
Wells Fargo Capital XIV, 8.625%	35,841	988,136
Zion's Bancorp., 9.50%, Series C	39,863	1,020,493
		8,394,108
Diversified Financial Services - (18.90%)
Countrywide Capital V, 7.00%	36,437	896,350
Credit Suisse/Guernsey, 7.90%	50,324	1,347,677
Merrill Lynch Capital Trust III, 7.375%	54,281	1,361,368
National City Capital Trust IV, 8.00%	47,722	1,241,726
RBS Capital Funding Trust VII, 6.08%, Series G	94,484	1,214,119
Repsol International Capital Ltd., 7.45%, Series A	53,740	1,380,043
		7,441,283
Electric - (3.47%)
Dominion Resources, Inc., 8.375%, Series A	48,216	1,366,441

Insurance - (13.26%)
Aegon NV, 7.25%	533	12,749
Aegon NV, 6.875%	56,464	1,286,250
American International Group, Inc., 7.70%	51,515	1,256,966
ING Groep NV, 8.50%	52,954	1,339,207
Prudential Financial, Inc., 9.00%	48,324	1,328,427
		5,223,599
Real Estate Investment Trusts - (3.49%)
Duke Realty Corp., 8.375%, Series O	52,024	1,374,994

Telecommunications - (1.92%)
Telephone & Data Systems, Inc., 7.60%	30,042	757,359
TOTAL PREFERRED STOCK (Cost $24,897,762)		24,557,784

SHORT-TERM INVESTMENTS - (23.01%)
Fidelity Institutional Money Market Fund Class I, 0.25% *	9,062,421	9,062,421
TOTAL SHORT-TERM INVESTMENTS (Cost $9,062,421)		9,062,421

TOTAL INVESTMENTS (Cost $39,475,650) - 99.68%		$ 39,259,151

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.32%		124,653

NET ASSETS - 100%		$ 39,383,804

* Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Short-Term Investments	9,062,421	23.08%
Banks	8,394,108	21.38%
Diversified Financial Services	7,441,283	18.95%
Insurance	5,223,599	13.31%
Electric	4,616,899	11.77%
Retail	2,388,488	6.08%
Real Estate Investment Trusts	1,374,994	3.50%
Telecommunications	757,359	1.93%
Total Portfolio Holdings	$ 39,259,151	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2010 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

America First
Income Trends
Fund
Assets:
Investments in securities, at value	$ 39,259,151
Receivables:
Capital shares sold	153,665
Dividends	44,279
Interest	1,351
Prepaid expenses	6,305
Total assets	39,464,751

Liabilities:
Payables:
Capital shares redeemed	4
Distribution payable	59,284
Distribution and/or service (12b-1) fees	598
Due to Manager	1,316
Due to administrator	11,152
Other liabilities and accrued expenses	8,593
Total liabilities	80,947
Net Assets	$ 39,383,804

Investments in securities, at cost	$ 39,475,650
Net Assets consist of:
Paid-in capital	$ 39,754,092
Accumulated net investment income	2,781
Accumulated net realized capital loss	(156,570)
Net unrealized depreciation on investments	(216,499)

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$ 39,383,804

Class A shares:
Net Assets applicable to 1,078,178 shares issued and outstanding	$ 11,198,446
Net Asset Value per share	$ 10.39
Maximum offering price per share (1)	$ 10.82
Minimum redemption price per share (2)	$ 10.18
Class I shares:
Net Assets applicable to 1,133,334 shares issued and outstanding	$ 11,778,030
Net Asset Value per share	$ 10.39
Minimum redemption price per share (3)	$ 10.29
Class U shares:
Net Assets applicable to 1,580,856 shares issued and outstanding	$ 16,407,328
Net Asset Value per share	$ 10.38
Maximum offering price per share (1)	$ 10.59
Minimum redemption price per share (4)	$ 10.17

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.00% imposed on purchases of Class U shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.
(3)

Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
America First
Income Trends
Fund
For the
Six Month
Period Ended
December 31, 2010 (1)
Investment income:	(Unaudited)
Dividends	$ 897,337
Interest	29,443
Total investment income	926,780

Expenses:
Management fees	156,149
Distribution and/or service (12b-1) fees - Class A	17,533
Distribution and/or service (12b-1) fees - Class U	50,468
Accounting and transfer agent fees and expenses	46,707
Audit and tax fees	6,787
Miscellaneous	730
Compliance officer compensation	6,017
Legal fees	6,017
Custody fees	5,532
Interest expense	1,521
Pricing fees	1,504
Registration fees	694
Trustees fees	579
Insurance fees	79
Total expenses	300,317
Less: fees waived and expenses absorbed	(18,432)
Net expenses	281,885

Net investment income	644,895

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	571,315
Net unrealized depreciation on investments	(216,499)
Net realized and unrealized gain (loss) on investments	354,816

Net increase in net assets resulting from operations	$ 999,711

(1) The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS
America First
Income Trends
Fund
For the
Six Month
Period Ended
December 31, 2010 (1)
Increase in Net Assets	(Unaudited)
Operations:
Net investment income	$ 644,895
Net realized gain on investments	571,315
Net unrealized depreciation on investments	(216,499)
Net increase in net assets resulting from operations	999,711

Distributions to shareholders from:
Net investment income - Class A	(183,281)
Net investment income - Class I	(225,570)
Net investment income - Class U	(233,263)
Net realized gain - Class A	(205,218)
Net realized gain - Class I	(218,381)
Net realized gain - Class U	(304,286)
Total distributions to shareholders	(1,369,999)

Increase in net assets from capital share
transactions (Note 2)	39,754,092

Total increase in net assets	39,383,804

Net Assets:
Beginning of period	-
End of period	$ 39,383,804

Accumulated net investment income	$ 2,781

(1) The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Income Trends Fund

	Class A		Class I		Class U
	For the		For the		For the
	Six Month		Six Month		Six Month
	Period Ended		Period Ended		Period Ended
	December 31, 2010 (1)		December 31, 2010 (1)		December 31, 2010 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.26		0.28		0.24
Net realized and unrealized gain on investments	0.59		0.59		0.58
Total from investment operations	0.85		0.87		0.82

Distributions from:
Net investment income	(0.26)		(0.28)		(0.24)
Net realized gain	(0.20)		(0.20)		(0.20)
Total distributions	(0.46)		(0.48)		(0.44)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 10.39		$ 10.39		$ 10.38

Total Return (b)	8.51%		8.73%		8.17%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,198		$ 11,778		$ 16,407

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.36%	(c)	1.86%	(c)	2.86%	(c)
After fees waived and expenses absorbed	2.21%	(c)	1.71%	(c)	2.71%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.13%	(c)	5.38%	(c)	4.65%	(c)
After fees waived and expenses absorbed	5.28%	(c)	5.53%	(c)	4.79%	(c)

Portfolio turnover rate	159.14%	(d)	159.14%	(d)	159.14%	(d)

(a) Redemption fees resulted in less than $0.01 per share.
(b)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(c) Annualized.
(d) Not annualized.
(1) The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCK - (92.83%)	Shares	Value

Aerospace & Defense - (3.20%)
Raytheon Co.	70,756	$ 3,278,833

Airlines - (10.00%)
Delta Air Lines, Inc. *	279,196	3,517,870
United Continental Holdings, Inc. *	135,806	3,234,899
US Airways Group, Inc. *	348,050	3,483,980
		10,236,749
Building Materials - (3.83%)
Owens Corning, Inc. *	125,790	3,918,359

Chemicals - (6.12%)
Lubrizol Corp.	31,432	3,359,452
PolyOne Corp. *	233,110	2,911,544
		6,270,996
Coal - (3.34%)
L&L Energy, Inc. *	317,054	3,424,183

Commercial Services - (8.27%)
United Rentals, Inc. *	216,428	4,923,737
URS Corp. *	85,136	3,542,509
		8,466,246
Electrical Component & Equipment - (7.62%)
General Cable Corp. *	119,745	4,201,852
Power-One, Inc. *	352,733	3,597,877
		7,799,729
Healthcare-Services - (4.11%)
Genoptix, Inc. *	221,100	4,205,322

Housewares - (3.47%)
Toro Co.	57,593	3,550,033

Machinery Diversified - (4.08%)
AGCO Corp. *	82,478	4,178,335

Mining - (4.41%)
Freeport-McMoRan Copper & Gold, Inc.	37,564	4,511,061

Retail - (3.76%)
AutoZone, Inc. *	14,131	3,851,969

Semiconductors - (23.83%)
Kulicke & Soffa Industries, Inc. *	557,951	4,017,247
Lattice Semiconductor Corp. *	673,996	4,084,416
National Semiconductor Corp.	253,693	3,490,816
ON Semiconductor Corp. *	450,041	4,446,405
Teradyne, Inc. *	303,509	4,261,266
Zoran Corp. *	465,371	4,095,265
		24,395,415
Telecommunications - (6.79%)
RF Micro Devices, Inc. *	522,585	3,841,000
Vonage Holdings Corp. *	1,390,606	3,114,957
		6,955,957
TOTAL COMMON STOCK (Cost $82,127,700)		95,043,187

EXCHANGE-TRADED FUNDS - (4.85%)
Equity Funds - (4.85%)
Rydex S&P Equal Weight ETF	105,000	4,967,550
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,971,687)		4,967,550

SHORT-TERM INVESTMENTS - (2.23%)
Fidelity Institutional Money Market Fund Class I, 0.25% **	2,280,972	2,280,972
TOTAL SHORT-TERM INVESTMENTS (Cost $2,280,972)		2,280,972

TOTAL INVESTMENTS (Cost $89,380,359) - 99.91%		$ 102,291,709

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.09%		96,409

NET ASSETS - 100%		$ 102,388,118

* Non-income producing security.
** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Semiconductors	24,395,415	23.85%
Airlines	10,236,749	10.01%
Commercial Services	8,466,246	8.28%
Electrical Components & Equipment	7,799,729	7.62%
Telecommunications	6,955,957	6.80%
Chemicals	6,270,996	6.13%
Exchange Traded Funds	4,967,550	4.85%
Mining	4,511,061	4.41%
Healthcare - Services	4,205,322	4.11%
Machinery - Diversified	4,178,335	4.08%
Building Materials	3,918,359	3.83%
Retail	3,851,969	3.77%
Housewares	3,550,033	3.47%
Coal	3,424,183	3.35%
Aerospace & Defense	3,278,833	3.21%
Short-Term Investments	2,280,972	2.23%
Total Portfolio Holdings	$ 102,291,709	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2010 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

America First
Absolute
Return Fund
Assets:
Investments, at value	$ 102,291,709
Receivables:
Capital shares sold	87,346
Dividends	36,888
Interest	742
Prepaid expenses	31,359
Total assets	102,448,044

Liabilities:
Payables:
Distribution and/or service (12b-1) fees	1,848
Due to Manager	16,066
Due to Administrator	21,956
Capital shares redeemed	3,996
Other liabilities and accrued expenses	16,060
Total liabilities	59,926
Net Assets	$ 102,388,118

Investments, at cost	$ 89,380,359

Net Assets consist of:
Paid-in capital	$ 95,259,504
Accumulated net investment loss	(657,415)
Accumulated net realized capital loss	(5,125,321)
Net unrealized appreciation on investments	12,911,350

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$ 102,388,118

Class A shares:
Net Assets applicable to 4,075,394 shares issued and outstanding	$ 46,533,201
Net Asset Value per share	$ 11.42
Maximum offering price per share (1)	$ 12.02
Minimum redemption price per share (2)	$ 11.19
Class I shares:
Net Assets applicable to 1,015,141 shares issued and outstanding	$ 11,614,591
Net Asset Value per share	$ 11.44
Minimum redemption price per share (3)	$ 11.33
Class U shares:
Net Assets applicable to 3,892,877 shares issued and outstanding	$ 44,240,326
Net Asset Value per share	$ 11.36
Maximum offering price per share (1)	$ 11.65
Minimum redemption price per share (3)	$ 11.13

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.00% imposed on purchases of Class U shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.
(3)

Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS
America First
Absolute
Return Fund
For the
Six Month
Period Ended
December 31, 2010
Investment income:	(Unaudited)
Dividends - net of foreign withholding taxes of: $981)	$ 447,381
Interest	3,915
Total investment income	451,296

Expenses:
Management fees (1)	639,588
Distribution and/or service (12b-1) fees - Class A	97,957
Distribution and/or service (12b-1) fees - Class U	192,142
Accounting and transfer agent fees and expenses	109,623
Registration fees	29,715
Custody fees	7,364
Audit and tax fees	6,806
Compliance officer compensation	6,050
Legal fees	6,050
Networking fees	4,817
Miscellaneous	4,041
Pricing fees	1,512
Interest expense	1,372
Trustees fees	579
Total expenses	1,107,616

Net investment loss	(656,320)

Realized and unrealized gain on investments and foreign currency transactions:
Net realized gain on investments and foreign currency transactions	8,853,961
Net change in unrealized appreciation on investments	13,470,918
Net realized and unrealized gain on investments and foreign currency transactions	22,324,879

Net increase in net assets resulting from operations	$ 21,668,559

(1) Includes recoupment expenses of $11,784

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
	America First
	Absolute
	Return Fund
	For the	For the
	Six Month	Period
	Period Ended	Ended
	December 31, 2010	June 30, 2010 (1)
Increase in Net Assets	(Unaudited)
Operations:
Net investment loss	$ (656,320)	$ (155,764)
Net realized gain (loss) on investments and foreign currency transactions	8,853,961	(13,980,377)
Net change in unrealized appreciation on investments	13,470,918	(559,568)
Net increase (decrease) in net assets resulting from operations	21,668,559	(14,695,709)

Increase in net assets from capital share
transactions (Note 2)	15,925,282	79,489,986

Total increase in net assets	37,593,841	64,794,277

Net Assets:
Beginning of period	64,794,277	-
End of period	$ 102,388,118	$ 64,794,277

Accumulated net investment loss	$ (657,415)	$ (1,095)

(1) The America First Absolute Return Fund commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	America First Absolute Return Fund

	Class A
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.73		$ 10.00

Investment Operations:
Net investment loss	(0.07)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.76		(1.26)
Total from investment operations	2.69		(1.27)

Paid in Capital from Redemption Fees	-	(a)	-

Net Asset Value, End of Period	$ 11.42		$ 8.73

Total Return (b)	30.81%		(12.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 46,533		$ 34,043

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	2.42%	(c)	2.78%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	2.45%	(c)	2.45%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	(1.33)%	(c)	(0.97)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	(1.36)%	(c)	(0.64)%	(c)

Portfolio turnover rate	132.15%	(d)	347.59%	(d)

(a) Redemption fees resulted in less than $0.01 per share.
(b)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(c) Annualized.
(d) Not annualized.
(e)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(1) The America First Absolute Return Fund Class A shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	America First Absolute Return Fund

	Class I

	For the
	Period Ended
	December 31, 2010 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.07

Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments and foreign currency transactions	2.40
Total from investment operations	2.37

Paid in Capital from Redemption Fees	-	(a)

Net Asset Value, End of Period	$ 11.44

Total Return (b)	26.13%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,615

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	1.92%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	1.95%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	(0.92)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	(0.95)%	(c)

Portfolio turnover rate	132.15%	(d)

(a) Redemption fees resulted in less than $0.01 per share.
(b)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(c) Annualized.
(d) Not annualized.
(e)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(1)	The America First Absolute Return Fund Class I shares commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Absolute Return Fund

	Class U
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.72		$ 10.00

Investment Operations:
Net investment loss	(0.09)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.73		(1.25)
Total from investment operations	2.64		(1.28)

Paid in Capital from Redemption Fees	-	(a)	-

Net Asset Value, End of Period	$ 11.36		$ 8.72

Total Return (b)	30.28%		(12.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 44,240		$ 30,751

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	2.92%	(c)	3.28%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	2.95%	(c)	2.95%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	(1.85)%	(c)	(1.47)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Adviser (e)	(1.88)%	(c)	(1.14)%	(c)

Portfolio turnover rate	132.15%		347.59%	(d)

(a) Redemption fees resulted in less than $0.01 per share.
(b)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(c) Annualized.
(d) Not annualized.
(e)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(1) The America First Absolute Return Fund Class U shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

COMMON STOCK - (48.18%)	Shares	Value

Aerospace & Defense - (1.32%)
Raytheon Co.	14,834	$ 687,408

Airlines - (3.84%)
Delta Air Lines, Inc. *	55,938	704,819
United Continental Holdings, Inc. *	26,494	631,087
US Airways Group, Inc. *	65,432	654,974
		1,990,880
Biotechnology - (2.40%)
Incyte Corp. Ltd. *	63,000	1,043,280
Origin Agritech Ltd. *	19,100	203,415
		1,246,695
Commercial Services - (3.25%)
United Rentals, Inc. *	40,979	932,272
URS Corp. *	18,160	755,638
		1,687,910
Electrical Component & Equipment - (3.21%)
General Cable Corp. *	27,229	955,466
Power-One, Inc. *	69,683	710,766
		1,666,232
Energy-Alternate Sources - (0.00%)
Aventine Renewable Energy Holdings, Inc. *	3	71

Food - (8.22%)
SUPERVALU, Inc.	199,088	1,917,217
Tyson Foods, Inc.	136,400	2,348,808
		4,266,025
Forest Products & Paper - (4.21%)
MeadWestvaco Corp.	83,500	2,184,360

Healthcare - Services- (2.10%)
Kindred Healthcare, Inc. *	59,000	1,083,830

Housewares- (1.48%)
Toro Co.	12,485	769,575

Machinery - Diversified- (1.61%)
AGCO Corp. *	16,512	836,498

Pharmaceuticals - (8.46%)
King Pharmacueitcals, Inc. *	148,400	2,085,020
Omnicare, Inc.	90,800	2,305,412
		4,390,432
Retail- (1.57%)
AutoZone, Inc. *	2,983	813,136

Semiconductors - (4.99%)
National Semiconductor Corp.	54,139	744,953
ON Semiconductor Corp. *	98,920	977,330
Teradyne Inc. *	61,665	865,777
		2,588,060
Telecommunications - (1.52%)
RF Micro Devices, Inc. *	107,601	790,867
TOTAL COMMON STOCK (Cost $22,295,461)		25,001,979

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)
CORPORATE BONDS - (0.41%)	Principal	Value

Advertising - (0.05%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 26,000

Banks - (0.04%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	20,600

Commercial Services - (0.02%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	12,063

Computers - (0.04%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	20,210

Diversified Financial Services- (0.20%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	100,000	102,250

Home Builders - (0.06%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	34,387

TOTAL CORPORATE BONDS (Cost $190,941)		215,510

PREFERRED STOCKS - (41.98%)
Auto Manufacturers - (4.21%)
Ford Motor Co. Capital Trust II, 6.50%	42,106	2,183,617

Banks - (17.50%)
Bank of America Corp., 8.6250%, Series MER	83,279	2,151,929
Deutsche Bank Contingent Capital Trust III, 7.60%	79,846	2,030,484
Fifth Third Capital Trust VII, 8.875%	80,398	2,122,507
HSBC Holdings PLC, 6.20%, Series A	27,141	621,529
Morgan Stanley, 4.00%, Floating, Series A	1,306	25,180
Wells Fargo Capital XI, 6.25%	84,900	2,132,688
		9,084,317
Commercial Services - (4.06%)
ING Groep NV, 8.50%	83,316	2,107,062

Diversified Financial Services - (4.40%)
Countrywide Capital IV, 6.75%	96,288	2,282,026

Insurance - (8.09%)
Aegon NV, 7.25%	85,613	2,047,863
American International Group, Inc., 7.70%	88,063	2,148,737
		4,196,600
Oil & Gas - (3.72%)
Whiting Petroleum Corp. 6.25%	6,976	1,931,026
TOTAL PREFERRED STOCKS (Cost $21,143,829)		21,784,648

SHORT-TERM INVESTMENTS - (9.72%)
Fidelity Institutional Money Market Fund Class I, 0.25% ***	5,042,881	5,042,881
TOTAL SHORT-TERM INVESTMENTS (Cost $5,042,881)		5,042,881

TOTAL INVESTMENTS (Cost $48,673,112) - 100.29%		$ 52,045,018

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.29)%		(152,066)

NET ASSETS - 100%		$ 51,892,952

* Non-income producing security.

**  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

*** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Banks	9,104,917	17.49%
Short-Term Investments	5,042,881	9.69%
Pharmaceuticals	4,390,432	8.44%
Food	4,266,025	8.19%
Insurance	4,196,600	8.06%
Commercial Services	3,807,035	7.31%
Semiconductors	2,588,060	4.97%
Diversified Financial Services	2,384,276	4.58%
Auto Manufacturers	2,183,617	4.20%
Forest Products & Paper	2,184,360	4.20%
Airlines	1,990,880	3.83%
Oil & Gas	1,931,026	3.71%
Electrical Components & Equipment	1,666,232	3.20%
Biotechnology	1,246,695	2.40%
Healthcare - Services	1,083,830	2.08%
Machinery - Diversified	836,498	1.61%
Retail	813,136	1.56%
Telecommunications	790,867	1.52%
Housewares	769,575	1.48%
Aerospace & Defense	687,408	1.32%
Home Builders	34,387	0.07%
Advertising	26,000	0.05%
Computers	20,210	0.04%
Energy - Alternate Sources	71	0.00%
Total Portfolio Holdings	$ 52,045,018	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2010 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

America First
Quantitative
Strategies Fund
Assets:
Investments in securities, at value	$ 52,045,018
Receivables:
Capital shares sold	27,443
Dividends	83,077
Interest	4,577
Prepaid expenses	21,549
Total assets	52,181,664

Liabilities:
Payables:
Capital shares redeemed	20,524
Distribution payable	221,556
Distribution and/or service (12b-1) fees	21,127
Due to Manager	960
Due to administrator	13,911
Other liabilities and accrued expenses	10,634
Total liabilities	288,712
Net Assets	$ 51,892,952

Investments in securities, at cost	$ 48,673,112
Net Assets consist of:
Paid-in capital	$ 48,546,787
Accumulated net investment income	6
Accumulated net realized capital loss	(25,747)
Net unrealized appreciation on investments	3,371,906

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$ 51,892,952

Class A shares:
Net Assets applicable to 3,816,175 shares issued and outstanding	$ 24,231,550
Net Asset Value per share	$ 6.35
Maximum offering price per share (1)	$ 6.61
Minimum redemption price per share (2)	$ 6.22
Class C shares:
Net Assets applicable to 4,372,346 shares issued and outstanding	$ 27,661,402
Net Asset Value per share	$ 6.33
Maximum offering price per share (1)	$ 6.39
Minimum redemption price per share (3)	$ 6.20

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)

A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase  (excluding shares purchased with reinvested dividends and/or distributions).  The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
America First
Quantitative
Strategies Fund
For the
Six Month
Period Ended
December 31, 2010
Investment income:	(Unaudited)
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $3)	$ 750,652
Dividends - affiliated issuers	147,886
Interest	18,604
Total investment income	917,142

Expenses:
Management fees	211,433
Distribution and/or service (12b-1) fees - Class A	26,139
Distribution and/or service (12b-1) fees - Class C	106,878
Accounting and transfer agent fees and expenses	66,194
Registration fees	22,557
Audit and tax fees	6,554
Compliance officer compensation	6,050
Legal fees	6,050
Custody fees	3,607
Miscellaneous	3,273
Interest expense	2,150
Networking fees	1,840
Pricing fees	1,814
Insurance fees	747
Trustees fees	579
Total expenses	465,865
Less: fees waived and expenses absorbed	(66,349)
Net expenses	399,516

Net investment income	517,626

Realized and unrealized gain (loss) on investments:
Net realized gain on investments - unaffiliated issuers	200,666
Net realized gain on investments - affiliated issuers	1,300,171
Net change in unrealized appreciationon investments - unaffiliated issuers	5,282,196
Net change in unrealized appreciation on investments - affiliated issuers	(185,452)
Net realized and unrealized gain on investments	6,597,581

Net increase in net assets resulting from operations	$ 7,115,207

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS
America First
Quantitative
Strategies Fund
For the
Six Month
Period Ended
December 31, 2010
Increase in Net Assets	(Unaudited)
Operations:
Net investment income	$ 517,626
Net realized gain on investments	1,500,837
Net change in unrealized appreciation on investments	5,096,744
Net increase in net assets resulting from operations	7,115,207

Distributions to shareholders from:
Net investment income - Class A	(291,995)
Net investment income - Class C	(230,081)
Net realized gain - Class A	(868,177)
Net realized gain - Class C	(995,365)
Total distributions to shareholders	(2,385,618)

Increase in net assets from capital share
transactions (Note 2)	14,065,706

Total increase in net assets	18,795,295

Net Assets:
Beginning of period	33,097,657
End of period	$ 51,892,952

Accumulated net investment income	$ 6

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
	For the	For the
	Year	Period July 1, 2009
	Ended	Through
	June 30, 2010	December 18, 2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 503,501	$ (11,320)
Net realized gain on investments	1,165,936	-
Net change in unrealized appreciation (depreciation) on investments	(1,995,071)	79,506
Net increase (decrease) in net assets resulting from operations	(325,634)	68,186

Distributions to shareholders from:
Net investment income - Class A	(297,024)	-
Net investment income - Class C	(202,021)	-
Total distributions to shareholders	(499,045)	-

Increase (decrease) in net assets from capital share
transactions (Note 2)	30,740,009	(316,135)

Minority interest	-	-

Total increase (decrease) in net assets	29,915,330	(247,949)

Net Assets:
Beginning of period	3,182,327	331,265
End of period	$ 33,097,657	$ 83,316

Accumulated net investment income (loss)	$ 4,456	$ (11,320)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS			SEMI-ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

			Consolidated
	Eliminations		Totals
	For the		For the
	Year		Year
	Ended		Ended
	June 30, 2010		June 30, 2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ -		$ 492,181
Net realized gain on investments	(65,970)	(a)	1,099,966
Net change in unrealized appreciation (depreciation) on investments	18,801	(b)	(1,896,764)
Net increase (decrease) in net assets resulting from operations	(47,169)		(304,617)

Distributions to shareholders from:
Net investment income - Class A	-		(297,024)
Net investment income - Class C	-		(202,021)
Total distributions to shareholders	-		(499,045)

Increase (decrease) in net assets from capital share
transactions	275,881	(c)	30,699,755

Minority interest	19,237	(d)	19,237

Total increase (decrease) in net assets	247,949		29,915,330

Net Assets:
Beginning of period	(331,265)		3,182,327
End of period	$ (83,316)		$ 33,097,657

Undistributed net investment income (loss)	$ 11,320		$ 4,456

(a) Reduction for realized gain on investment in Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(c) Reduction for withdrawal by the Fund from Growth Portfolio, Series 2.
(d) Reduction for minority interest of Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS							SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class A
	For the
	Six Month
	Period Ended		For the Year Ended		For the Year Ended		For the Period Ended
	December 31, 2010 (a)		June 30, 2010		June 30, 2009		June 30, 2008 (1)(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 5.58		$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.17		0.15		0.23		0.48
Net realized and unrealized gain (loss) on investments	1.01		0.76		(3.06)		(2.10)
Total from investment operations	1.18		0.91		(2.83)		(1.62)

Distributions from:
Net investment income	(0.17)		(0.14)		(0.25)		(0.49)
Net realized gains	(0.24)		0.00		0.00		0.00
Total distributions	(0.41)		(0.14)		(0.25)		(0.49)

Paid in Capital from Redemption Fees	-	(b)	-

Net Asset Value, End of Period	$ 6.35		$ 5.58		$ 4.81		$ 7.89

Total Return (c)	19.62%	(d)	18.96%		(35.75)%		(16.49)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,232		$ 16,669		$ 2,857		$ 1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.82%	(e)	2.46%	(f)	6.42%	(f)	11.17%	(e)
After fees waived and expenses absorbed	1.51%	(e)	1.59%	(f)	2.33%	(f)	1.50%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.82%	(e)	2.55%		(0.88%)		(0.22)%	(e)
After fees waived and expenses absorbed	2.51%	(e)	3.42%		3.21%		9.45%	(e)

Portfolio turnover rate	132.13%	(g)	76.67%		188.73%		126.20%	(g)

(a)	These financial highlights do not include the consolidation of the America First Growth Portfolio, Series 2.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(d) Aggregate total return, not annualized.
(e) Annualized.
(f)

The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively.  These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(g) Not annualized.
(1)	The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS							SEMI-ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class C
	For the
	Six Month
	Period Ended		For the Year Ended		For the Year Ended		For the Period Ended
	December 31, 2010 (a)		June 30, 2010		June 30, 2009		June 30, 2008 (1)(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 5.56		$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.13		0.11		0.19		0.48
Net realized and unrealized gain (loss) on investments	1.01		0.76		(3.05)		(2.14)
Total from investment operations	1.14		0.87		(2.86)		(1.66)

Distributions from:
Net investment income	(0.13)		(0.12)		(0.22)		(0.45)
Net realized gains	(0.24)		0.00		0.00		0.00
Total distributions	(0.37)		(0.12)		(0.22)		(0.45)

Paid in Capital from Redemption Fees	-	(b)	-

Net Asset Value, End of Period	$ 6.33		$ 5.56		$ 4.81		$ 7.89

Total Return (c)	19.30%	(d)	17.95%		(36.21)%		(16.90)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 27,661		$ 16,428		$ 325		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%	(e)	3.22%	(f)	7.17%	(f)	11.92%	(e)
After fees waived and expenses absorbed	2.26%	(e)	2.34%	(f)	3.08%	(f)	2.25%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.09%	(e)	1.96%		(1.63)%		(0.97)%	(e)
After fees waived and expenses absorbed	1.77%	(e)	2.84%		2.46%		8.70%	(e)

Portfolio turnover rate	132.13%	(g)	76.67%		188.73%		126.20%	(g)

(a)	These financial highlights do not include the consolidation of the America First Growth Portfolio, Series 2.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(d) Aggregate total return, not annualized.
(e) Annualized.
(f)

The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively.  These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(g) Not annualized.
(1)	The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following three series:  The America First Income Trends Fund, America First Absolute Return Fund and America First Quantitative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified series of the Trust.  The investment objectives of each Fund are set forth below.  America First Capital Management, LLC (the "Manager") is investment advisor to the Funds and the America First Growth Portfolio, Series 2 (the "UIT").

America First Income Trends Fund ("Income Trends Fund") commenced operations on July 1, 2010.  The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

America First Absolute Return Fund ("Absolute Return Fund") commenced operations on February 26, 2010.  The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

America First Quantitative Strategies Fund ("Quantitative Strategies Fund") commenced operations on September 28, 2007.  Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund.  The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

The America First Growth Portfolio, Series 2 is an unit investment trust and commenced operations on September 3, 2008 (date of deposit).  The UIT is one of a series of separate unit investment trusts registered under the 1940 Act.  The America First Growth Portfolio, Series 2’s investment objective was to achieve capital appreciation.  The UIT terminated on December 30, 2009.

The Income Trends Fund and Absolute Return Fund offer three classes of shares, Class A, Class I and Class U.  The Quantitative Strategies Fund offers two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and the UIT and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset value per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of December 31, 2010:

Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 5,638,946	$ 5,638,946	$ -	$ -
Preferred Stock (2)	24,557,784	24,557,784	-	-
Short-Term Investments	9,062,421	-	9,062,421	-
Total	$ 39,259,151	$ 30,196,731	$ 9,062,421	$ -

Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 95,043,187	$ 95,043,187	$ -	$ -
Exchange-Traded Funds	4,967,550	4,967,550	-	-
Short-Term Investments	2,280,972	-	2,280,972	-
Total	$ 102,291,709	$ 100,100,737	$ 2,280,972	$ -

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 25,001,979	$ 25,001,979	$ -	$ -
Corporate Bonds (2)	215,510	-	215,510	-
Preferred Stock (2)	21,784,648	21,784,648	-	-
Short-Term Investments	5,042,881	-	5,042,881	-
Total	$ 52,045,018	$ 46,786,627	$ 5,258,391	$ -

(1)

As of and during the period ended December 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All domestic common stock, foreign common stock and preferred stock held in the Funds are Level 1 securities.  All corporate bonds held in the Funds are Level 2 securities.  For a detailed break-out of common stocks, preferred stocks, unit investment trusts and corporate bonds by investment category please refer to the Schedules of Investments.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b)

Basis of Consolidation - The accompanying Consolidated Financial Statements for the year ended June 30, 2010 include the accounts of the Quantitative Strategies Fund consolidated with the accounts of all of its affiliates in which the Quantitative Strategies Fund holds a controlling financial interest as of the financial statement date (i.e. the UIT). Normally a controlling financial interest reflects ownership of a majority of the voting interests. Intercompany accounts and transactions have been eliminated.  The Quantitative Strategies Fund has consolidated the statements of operations and the statements of changes in net assets for the period the UIT was held.  The Statement of Assets and Liabilities was not consolidated due to the liquidation of the Quantitative Strategies Fund’s investment in the UIT during the year ended June 30, 2010.

c)

Federal Income Tax – The Quantitative Strategies Fund and Absolute Return Fund have qualified and intend to continue to qualify as regulated investment companies and the Income Trends Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.  The UIT has qualified as a regulated investment company and has complied with applicable provisions of the Internal Revenue Code of 1986, as amended, and has distributed substantially all of its taxable income to its unitholders.  Therefore, no federal income or excise tax provision is required.

As of and during the period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the periods ended December 31, 2010, the Funds did not incur any interest or penalties.  Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax periods (tax period ended June 30, 2010 for the Absolute Return Fund and tax periods/years ended June 30, 2008, June 30, 2009 and June 30, 2010 for the Quantitative Strategies Fund) and has concluded that no provision for income tax is required in these financial statements.  The Funds’ tax returns for the periods are open for examination by applicable taxing authorities.  No examination of the Funds’ tax returns is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Funds and the UIT determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and the UIT and interest income is recognized on an accrual basis using the effective interest method.  Discounts and premiums on debt securities are amortized over their respective lives.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds and UIT’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

 (2)

CAPITAL SHARE TRANSACTION

Transactions in shares of beneficial interest for the Income Trends Fund Class A, Class I and Class U shares for the six month period ended December 31, 2010 were as follows:

(1) The redeemed amounts are net of redemption fees withheld by the Fund of $1,723, $4,519 and $1,831 for Class A, Class I and Class U, respectively.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

Transactions in shares of beneficial interest for the Absolute Return Fund Class A, Class I and Class U shares for the six month period ended December 31, 2010 were as follows:

          (1) The redeemed amounts are net of redemption fees withheld by the Fund of $1,541, $300 and $1,234 for Class A, Class I and Class U, respectively.

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the six month period ended December 31, 2010 were as follows:

(1) The redeemed amounts are net of redemption fees withheld by the Fund of $213 and $263 for Class A and Class C, respectively.

Transactions in shares of beneficial interest for the Absolute Return Fund Class A and Class U shares for the period since inception from February 26, 2010 through June 30, 2010 were as follows:

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2010 were as follows:

Transactions in units of capital stock for the America First Growth Portfolio, Series 2 for the period July 1, 2009 through December 18, 2009 were as follows:

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Income Trends Fund (1)	$ 64,114,164	$ 34,272,037
Absolute Return Fund	162,020,696	96,938,615
Quantitative Strategies Fund	54,536,582	45,317,977

           (1) Includes government securities purchased of $3,441,498 and sold of $3,444,713.

 (4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC ("AFCM" or the "Manager") acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds.  For its services under the Management Agreements, the Manager is paid a monthly management fee at the annual rate of 1.25%, 1.50% and 1.00% of the average daily net assets of the Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively.   For the six month period through December 31, 2010, the Income Trends Fund incurred $156,149 of management fees, before waiver and reimbursements described below.  As of December 31, 2010, $1,316 was due to the Manager for the Income Trends Fund.  For the six month period through December 31, 2010, the Absolute Return Fund incurred $639,588 of management fees, before waiver and reimbursements described below.  As of December 31, 2010, $16,066 was due to the Manager for the Absolute Return Fund.  For the six month period ended December 31, 2010, the Quantitative Strategies Fund incurred $211,433 of management fees, before the waivers and reimbursements described below.  As of December 31, 2010, $960 was due to the Manager for the Quantitative Strategies Fund.

AFCM and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 2.25% for Class A, 1.75% for Class I and 2.75% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2011; at 2.45% for Class A, 1.95% for Class I and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2011 and 1.50% for Class A and 2.25% for Class C of the Fund's average daily net assets through October 31, 2011 for the Quantitative Strategies Fund.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.   For the six month period ended December 31, 2010, the Manager waived management fees of $18,432 for the Income Trends Fund.  The Manager may recapture $18,432 no later than June 30, 2014, respectively, subject to the terms of the Expense Limitation Agreement.  For the six month period ended December 31, 2010, the Absolute Fund was able to incur recoupment expenses of $11,784 as a result of previous Management fee waivers.  The Manager may recapture $58,104, no later than June 30, 2013 subject to the terms of the Expense Limitation Agreement.  For the six month period ended December 31, 2010, the Manager waived management fees of $66,349 for the Quantitative Strategies Fund.  The Manager may recapture $61,585, $85,989, $134,924 and 66,349 no later than June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014, respectively, subject to the terms of the Expense Limitation Agreement.

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period December 1, 2010 through December 31, 2010, the Income Trends Fund incurred $3,646 for such fees, with $3,646 remaining payable at December 31, 2010.   For the period December 1, 2010 through December 31, 2010, the Absolute Return Fund incurred $8,748 for such fees, with $8,748 remaining payable at December 31, 2010.  For the period December 1, 2010 through December 31, 2010, the Quantitative Strategies Fund incurred $4,729 for such fees, with $4,729 remaining payable at December 31, 2010.

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, the Funds pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Effective December 1, 2010, the Funds will pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2010, the Income Trends Fund incurred $43,061 for such fees including out of pocket expenses, with $6,506 remaining payable at December 31, 2010.   For the six month period ended December 31, 2010, the Absolute Return Fund incurred $100,875 for such fees including out of pocket expenses, with $12,208 remaining payable at December 31, 2010.  For the six month period ended December 31, 2010, the Quantitative Strategies Fund incurred $61,465 for such services including out of pocket expenses, with $8,182 remaining payable at December 31, 2010.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Funds.  For these services Matrix receives a base fee of $12,000 per year per Fund.  For the six month period ended December 31, 2010, the Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund incurred $6,017, $6,050 and $6,050 of compliance fees, respectively, with $1,000, $1,000 and $1,000 remaining payable at December 31, 2010.

Matrix Capital Group, Inc. acts as Distributor of the Funds’ shares.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of Class A shares, Class C shares and Class U shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund pays to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A and up to 1.00% for the Class C and Class U shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees for the Quantitative Strategies Fund and 0.50% per annum of 12b-1 fees for the Absolute Return Fund, and Class C and Class U shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six month period ended December 31, 2010, the Income Trends Fund incurred $17,533 and $50,468 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the six month period ended December 31, 2010, the Absolute Return Fund incurred $97,957 and $192,142 of 12b-1 fees attributable to Class A and Class U shares, respectively.  For the six month period ended December 31, 2010, the Quantitative Strategies Fund incurred $26,139 and $106,878 of 12b-1 fees attributable to Class A and Class C shares, respectively.

For the six month period ended December 31, 2010, AFCM received contingent deferred sales charges from certain redemptions of the Quantitative Strategies Fund’s Class C shares of $13,697.  The respective shareholders pay such charges, which are not an expense of the Fund.

      For the six month period ended December 31, 2010, AFCM received $79,859, $93,808 and $12,712 from the Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

(5)

TAX MATTERS

The tax character of dividends and distributions paid by the Income Trends Fund were as follows:

For the Six Month Period Ended December 31, 2010
Class A - Ordinary Income Class I - Ordinary Income	$ 388,197 443,629

Class U – Ordinary Income

          537,100

Class A – Long-Term Capital Gains                                                                                                       302

                Class I – Long-Term Capital Gains                                                                                                         322

Class U – Long-Term Capital Gains                                                                                                       449

The tax character of dividends and distributions paid by the Quantitative Strategies Fund were as follows:

	For the Six Month Period Ended December 31, 2010	For the Year Ended June 30, 2010
Class A - Ordinary Income Class C - Ordinary Income	$ 1,094,711 1,150,395	$ 297,024 202,021

Class A – Long-Term Capital Gains                                         65,461                                                      -

                Class C – Long-Term Capital Gains                                         75,051                                                      -

There were no dividends or distributions paid by the America First Growth Portfolio, Series 2 during the period from July 1, 2009 through its liquidation date on December 18, 2009.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(5)          TAX MATTERS (Continued)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at December 31, 2010 were as follows:

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2010, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Undistributed			Total
	Unrealized	Ordinary	Capital	Post-October	Post-October	Distributable
Fund	Depreciation	Income	Gains	Capital Loss	Currency Losses	Earnings
Absolute Return Fund	$ (1,631,293)	$ -	$ -	$ (12,907,557)	$ (1,095)	$ (14,539,945)
Quantitative Strategies Fund	(1,730,011)	210,378	136,209	-	-	(1,383,424)

The undistributed ordinary income, capital gains and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds have elected to defer net capital losses as follows:

	Post-October Losses
Fund	Deferred	Utilized
Absolute Return Fund	$ 12,908,652	$ -
Quantitative Strategies Fund	-	522,042

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                            SEMI-ANNUAL REPORT

(6)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Quantitative Strategies Fund as of December 31, 2010 amounted to $0, representing 0.00% of net assets.  Transactions in the Quantitative Strategies Fund during the six month period ended December 31, 2010 in which the issuer was an "affiliated person" are as follows:

(7)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2010, the following dividends and distributions per share were paid by the Fund:

	Ordinary Income	Long-Term Capital Gains
America First Income Trends Fund Class A	$ 0.457161	$ 0.000289
America First Income Trends Fund Class U	0.433685	0.000289
America First Income Trends Fund Class I	0.478371	0.000289
America First Quantitative Strategies Fund Class A	0.388065	0.017793
America First Quantitative Strategies Fund Class C	0.350132	0.017793

The tax information above is reported for the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Approval of America First Income Trends Fund Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the Advisory Agreement between the Trust, the America First Income Trends Fund (the “Fund”), and America First Capital Management, LLC (the “Advisor”) at a meeting of the Board of Trustees held on May 25, 2010.

In connection with their deliberations regarding approval of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.

As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed their experience.  The Trustees noted that the Advisor is a partial owner of the Trust’s underwriter, but is not otherwise affiliated with the transfer agent, administrator or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees also noted that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed, although the Advisor is in the process of becoming a Broker/Dealer.

The Board discussed the nature, quality and extent of the services provided by the Advisor.  As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees considered that the Advisor will, subject to the supervision of the Board, provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The President of the Advisor reviewed the history of the Advisor and the Advisor’s investment philosophy.  The Trustees then considered that the Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Trustees may request from time to time or as the Advisor deems to be desirable.

The Trustees recalled from the approval of the management agreement of the other Funds managed by the Advisor that the Advisor has adopted compliance programs to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  The Board reviewed a letter from the SEC to the Advisor regarding its recent examination of the adviser, and the Trustees also noted that the Advisor had recently added a new Chief Compliance Officer.

The Trustees considered the scope of the services to be provided by the Advisor and noted that it would be responsible for maintaining and monitoring its compliance programs and the compliance program for the Fund.  The Trustees considered the investment experience of the Advisor, as well as the quality of the services they expect to be provided by the Advisor.  The Trustees considered the investment experience of the portfolio managers of the Advisor.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed the Advisor Management Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s financial condition and noted that the Advisor had experienced operating losses during the previous year, but expects to receive approximately $300,000 in revenue from the Fund during its first 6 months.  It was the consensus of the Board that the Advisor would not reap an excessive profit from the Fund.

As to comparative fees and expenses, the Trustees considered the management fees and total expense ratios of the Fund with the fees and expense ratios of the funds in the peer group.   The Trustees also considered the Advisor’s agreement to waive all fees or reimburse all expenses so as to maintain the Fund’s total operating expenses (with certain exclusions) at 2.20%, 2.70%, and 1.70% of the Fund’s average daily net assets for the Fund’s Class A, Class U, and Class I shares, respectively.  The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expects to receive from the Advisor.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where the Advisor could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

AmericaFirst Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Catalyst Value Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst Strategic Value Fund

December 31, 2010

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS                                                                               SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/10) and held for the entire period through 12/31/10.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period (1)
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (+31.78%)	$ 1,000.00	1.55%	$ 1,317.80	$ 9.06
Class C (+31.23%)	1,000.00	2.30%	1,312.30	13.41
Class I (+32.01%)	1,000.00	1.30%	1,320.10	7.60

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67
Class I	1,000.00	1.30%	1,018.70	6.61

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period (1)
Catalyst/SMH High Income Fund

Actual Fund Return (in parentheses)
Class A (+12.70%)	$ 1,000.00	1.45%	$ 1,127.00	$ 7.77
Class C (+12.29%)	1,000.00	2.20%	1,122.90	11.77

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17

CATALYST FUNDS                                                                               SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period (1)
Catalyst/SMH Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (+18.25%)	$ 1,000.00	1.55%	$ 1,182.50	$ 8.53
Class C (+17.82%)	1,000.00	2.30%	1,178.20	12.63

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67

Catalyst/Groesbeck Growth of Income Fund
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period
Actual Fund Return (in parentheses)
Class A (+15.68%)	$ 1,000.00	1.55%	$ 1,156.80	$ 8.43(1)
Class C (+15.21%)	1,000.00	2.30%	1,152.10	12.48(1)
Class I (+3.28%)	1,000.00	1.30%	1,032.80	1.30(2)

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.40	7.88
Class C	1,000.00	2.30%	1,013.60	11.67
Class I	1,000.00	1.30%	1,003.60	1.28(2)

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.55%, 2.30% and 1.30% for the Catalyst Value Fund Class A, Class C and Class I shares, respectively; 1.45% and 2.20% for the Catalyst/SMH High Income Fund Class A and Class C shares, respectively; 1.55%  and 2.30% for the Catalyst/SMH Total Return Income Fund Class A and Class C shares, respectively, and 1.55% and 2.30% for the Catalyst/Groesbeck Growth of Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)  Expenses are equal to the Funds’ annualized expense ratios of 1.30% for the Catalyst/Groesbeck Growth of Income Fund Class I shares multiplied by the average account value over the period, multiplied by 36/365 to reflect the period from 11/25/10 through 12/31/10.

Catalyst Strategic Value Fund
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period
Actual Fund Return (in parentheses)
Class A (+7.66%)	$ 1,000.00	1.55%	$ 1,076.80	$ 2.82(1)
Class C (+7.47%)	1,000.00	2.30%	1,074.70	4.18(1)

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,006.00	2.73(2)
Class C	1,000.00	2.30%	1,004.70	4.04(2)

(1) Expenses are equal to the Catalyst Strategic Value Fund’s annualized expense ratios of 1.55% and 2.30% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from10/29/10 through 12/31/10 .

(2) Expenses are equal to the Funds’ annualized expense ratios of 1.55% and 2.30% Catalyst Strategic Value Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)			SEMI-ANNUAL REPORT

COMMON STOCK - (84.88%)		Shares	Value

Advertising - (1.43%)
China MediaExpress Holdings, Inc.		71,263	$ 1,128,806

Airlines - (7.42%)
Pinnacle Airlines Corp.		739,652	5,843,251

Apparel - (1.01%)
Skechers U.S.A., Inc.		40,000	800,000

Auto Parts & Equipment - (0.83%)
Motorcar Parts of American, Inc.		50,000	652,000

Biotechnology - (1.81%)
PDL BioPharma, Inc.		120,000	747,600
SuperGen, Inc.		260,000	681,200
			1,428,800
Coal - (1.58%)
L&L Energy, Inc.		115,000	1,242,000

Commercial Services - (4.37%)
Providence Service Corp.		170000	2,731,900
Tree.com, Inc.		75,000	708,000
			3,439,900
Electrical Components & Equipment - (1.23%)
New Energy Systems Group		40,000	309,200
Powell Industries, Inc.		20,000	657,600
			966,800
Energy - Alternate Sources - (1.85%)
GT Solar International, Inc.		160,000	1,459,200

Entertainment - (5.92%)
EDCI Holdings, Inc.		195,471	576,639
Reading International, Inc.		810,000	4,090,500
			4,667,139
Healthcare - Products - (3.34%)
Medical Action Industries, Inc.		275,000	2,634,500

COMMON STOCK - (84.88%) (continued)		Shares	Value

Healthcare - Services - (9.19%)
Almost Family, Inc.		40,000	$ 1,536,800
Amedisys, Inc.		15,000	502,500
American Dental Partners, Inc.		96,852	1,308,470
Amsurg Corp.		100,000	2,095,000
Continucare Corp. *		120,000	561,600
RadNet, Inc.		438,584	1,236,807
			7,241,177
Holding Companies - Diversified - (0.57%)
KHD Humboldt Wedag International AG		48,501	450,448

Housewares - (0.20%)
Libbey, Inc. *		10,000	154,700

Internet - (4.12%)
Cinedigm Digital Cinema Corp. - Class A		531,625	877,181
Gravity Co., Ltd. - ADR		1,383,961	2,366,574
			3,243,755
Miscellaneous Manufacturing - (1.25%)
Deswell Industries, Inc.		305,249	989,007

Oil & Gas - (0.89%)
Cano Petroleum, Inc.		1,824,837	702,562

Pharmaceuticals - (1.44%)
ViroPharma, Inc.		60,000	1,039,200
Zalicus, Inc.		60,000	94,800
			1,134,000
Real Estate Investment Trusts - (0.25%)
MPG Office Trust, Inc. *		71,177	195,737

Semiconductors - (8.78%)
Conexant Systems, Inc.		30,000	48,900
GSI Group, Inc.		649,604	6,872,810
			6,921,710
Software - (1.02%)
Ebix, Inc.		10,000	236,700
Noah Education Holdings Ltd. - ADR *		38,321	81,240
Versant Corp.		41,138	485,840
			803,780

COMMON STOCK - (84.88%) (continued)		Shares	Value

Telecommunications - (15.29%)
Comtech Telecommunications Corp.		40,000	$ 1,109,200
DragonWave, Inc.		270,000	2,278,800
IDT Corp. - Class B		60,000	1,539,000
InterDigital, Inc.		90,000	3,747,600
TeleNav, Inc.		180,000	1,310,400
Westell Technologies, Inc.		630,000	2,060,100
			12,045,100
Textiles - (2.56%)
Hallwood Group, Inc. *		76,045	2,015,193

Transportation - (8.53%)
Global Ship Lease, Inc. *		1,357,586	6,720,051

TOTAL COMMON STOCK (Cost $60,213,286)			66,879,616

PREFERRED STOCK - (4.10%)

Real Estate Investment Trusts - (2.89%)
MPG Office Trust, Inc., 7.625% *		143,500	2,274,475

Savings & Loans - (1.21%)
Washington Mutual, Inc. Series K **		1,329,192	848,024
Washington Mutual, Inc. Series P **		5,100	103,530
			951,554

TOTAL PREFERRED STOCK (Cost $4,139,687)			3,226,029

WARRANTS - (9.99%)	Expiration Date
	Exercise Price
Apparel - (3.76%)
Exceed Co., Ltd.	11/08/2011 - $5.25	789,489	2,960,584

Auto Parts & Equipment - (6.11%)
Visteon Corp.	10/05/2015 - $58.80	182,542	4,817,283

Mining - (0.12%)
Kinross Gold Corp.	09/07/2011 - CAD $22.48	87,600	93,960
TOTAL WARRANTS (Cost $7,703,337)			7,871,827

SHORT-TERM INVESTMENTS - (2.78%)
Fidelity Institutional Money Market Fund Class I, 0.25% ***		2,190,636	2,190,636
	TOTAL SHORT-TERM INVESTMENTS - (Cost $2,190,636)		2,190,636

TOTAL INVESTMENTS (Cost $74,246,946) - 101.75%			$ 80,168,108

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.75%)			(1,376,906)

NET ASSETS - 100.00%			$ 78,791,202

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
ADR American Depositary Receipt.
CAD Canadian Dollars.

As of December 31, 2010, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage

Britain			8.53%
Canada			2.89%
China			0.10%
Germany			0.57%
Hong Kong			1.43%
Macau			1.26%
South Korea			3.00%
United States			83.96%
Total Equity Holdings			101.75%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc. *	460	$ -

TOTAL COMMON STOCK (Cost $613,544)		-

CONVERTIBLE CORPORATE BONDS - (10.08%)	Principal

Commercial Services - (2.22%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	2,684,000	2,398,825

Electrical Components & Equipment - (4.75%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	6,866,000	5,115,170

Energy-Alternate Sources - (3.11%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,525,000	3,353,156

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,168,067)		10,867,151

CORPORATE BONDS - (78.29%)	Principal
Banks - (4.44%)
GMAC, 8.00%, 11/01/2031	4,470,000	4,781,577

Commercial Services - (1.86%)
Block Financial LLC, 7.875%, 01/15/2013	1,915,000	2,007,585

Diversified Financial Services - (13.34%)
Capmark Financial Group, Inc. 5.875%, 05/10/2012 **	6,503,000	2,583,739
CIT Group, Inc., 7.00%, 05/01/2017	4,660,071	4,671,721
Icahn Enterprises, 8.00%, 01/15/2018	4,604,000	4,604,000
International Lease Finance Corp., 5.625%, 09/20/2013	2,509,000	2,521,545
		14,381,005
Diversified Financial Services - Investment Companies - (2.87%)
American Capital Ltd., 7.96%, 12/31/2013	2,993,000	3,091,859

Entertainment - (4.66%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	4,937,000	5,011,055

Healthcare - Services - (2.20%)
Tenet Healthcare Corp., 10.00%, 05/01/2018	2,032,000	2,367,280

Home Builders - (7.28%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2015	4,661,000	4,777,525
Standard Pacific Corp., 10.75%, 09/15/2016	2,653,000	3,057,583
		7,835,108
Lodging - (8.66%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	4,334,000	4,875,750
MGM Mirage, 11.375%, 03/01/2018	4,111,000	4,460,435
		9,336,185

CORPORATE BONDS - (78.29%) (continued)	Principal	Value

Miscellaneous Manufacturing - (2.68%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,843,000	$ 2,892,753

Oil & Gas - (9.19%)
Callon Petroleum Co., 13.00%, 09/15/2016	3,788,250	3,826,132
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	2,631,000	2,644,155
McMoRan Exploration Co., 11.875%, 11/15/2014	3,111,000	3,437,655
		9,907,942
Oil & Gas Services - (6.03%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	2,199,000	2,231,985
Global Industries Ltd., 2.75%, 08/01/2027	5,691,000	4,268,250
		6,500,235
Telecommunications - (15.08%)
ITC Deltacom, Inc., 10.50%, 04/01/2016	2,815,000	3,061,312
Level 3 Financing, Inc., 9.25%, 11/01/2014	5,350,000	5,309,875
MetroPCS Wireless, 7.875%, 09/01/2018	2,966,000	3,077,225
Sprint Capital Corp., 8.75%, 03/15/2032	4,758,000	4,805,580
		16,253,992

TOTAL CORPORATE BONDS (Cost $79,953,861)		84,366,576

SHORT-TERM INVESTMENTS - (10.47%)	Shares

Fidelity Institutional Money Market Fund Class I, 0.25% ***	11,283,219	11,283,219
TOTAL SHORT-TERM INVESTMENTS - (Cost $11,283,219)		11,283,219

TOTAL INVESTMENTS (Cost $102,018,692) - 98.84%		$ 106,516,946

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.16%		1,246,868

NET ASSETS - 100.00%		$ 107,763,814

* Non-income producing security.
** Represents issuer in default on interest payment; non-income producing debt security.
*** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS
	CATALYST/SMH TOTAL RETURN INCOME FUND
	SCHEDULE OF INVESTMENTS

	December 31, 2010 (Unaudited)			SEMI-ANNUAL REPORT

	COMMON STOCK - (57.12%)		Shares	Value

	Apparel - (0.84%)
	NIKE, Inc. (a)		4,600	$ 392,932

	Banks - (2.94%)
	Banco Santander SA - ADR		87,100	927,615
	Goldman Sachs Group, Inc.		2,700	454,032
				1,381,647
	Beverages - (0.83%)
	Cia Cervecerias Unidas S.A. - ADR		6,440	388,654

	Business Development Companies - (11.05%)
	American Capital Ltd. *		116,200	878,472
	Apollo Investment Corp.		55,463	613,975
	Ares Capital Corp.		82,900	1,366,192
	Fifth Street Finance Corp.		37,400	454,036
	Kohlberg Capital Corp.		35,983	250,802
	PennantPark Investment Corp.		28,000	342,720
	Prospect Capital Corp.		62,400	673,920
	Solar Capital Ltd.		24,600	609,588
				5,189,705
	Commercial Services - (0.75%)
	H&R Block, Inc.		29,400	350,154

	Computers - (5.14%)
	Apple, Inc. * (a)		3,100	999,936
	Hewlett-Packard Co. (a)		23,200	976,720
	SandDisk Corp. (a)		8,800	438,768
				2,415,424
	Diversified Financial Services - (7.17%)
	AllianceBernstein Holding LP		19,800	461,934
	Blackstone Group LP		64,300	909,845
	Calamos Asset Management, Inc.		50,450	706,300
	Federated Investors, Inc.		12,980	339,687
	Fortress Investment Group LLC *		112,304	640,133
	NYSE Euronext		10,440	312,991
				3,370,890
	Internet - (1.21%)
	Google, Inc. - Class A		400	237,588
	Yahoo!, Inc. (a)		20,000	332,600
				570,188
	Lodging - (0.00%)
	Trump Entertainment Resorts, Inc.		121	-

	Oil & Gas - (5.00%)
	BreitBurn Energy Partners LP		43,264	870,471
	ConocoPhillips		5,100	347,310
	ENI SpA - ADR		9,850	430,839
	Exxon Mobil Corp.		4,690	342,933
	Seadrill Ltd.		10,500	356,160
				2,347,713
	COMMON STOCK - (57.12%) (continued)		Shares	Value

	Pharmaceuticals - (3.56%)
	Eli Lilly & Co.		10,630	$ 372,475
	Merck & Co., Inc.		11,290	406,892
	Pfizer, Inc.		51,080	894,411
				1,673,778
	Real Estate Investment Trust - (8.16%)
	Annaly Capital Management, Inc.		23,900	428,288
	Chimera Investment Corp.		190,400	782,544
	CommonWealth REIT		51,200	1,306,112
	Government Properties Income Trust		16,100	431,319
	Hospitality Properties Trust		38,400	884,736
				3,832,999
	Retail - (1.71%)
	Best Buy Co., Inc. (a)		12,100	414,909
	Coinstar, Inc. (a)		6,900	389,436
				804,345
	Semiconductors - (2.54%)
	Cirrus Logic, Inc. (a)		51,800	827,764
	Marvell Technology Group Ltd. (a)		19,800	367,290
				1,195,054
	Telecommunications - (3.45%)
	Cellcom Israel Ltd.		35,475	1,159,678
	Telefonica SA - ADR		6,730	460,466
				1,620,144
	Transportation - (1.43%)
	Seaspan Corp.		54,220	673,412

	Trucking & Leasing - (1.34%)
	Aircastle Ltd. - PFIC		60,200	629,090

	TOTAL COMMON STOCK (Cost $26,094,469)			26,836,129

	CONVERTIBLE CORPORATE BONDS - (3.46%)		Principal

	Commercial Services - (0.68%)
	Live Nation Entertainment, Inc., 2.875%, 07/15/2027		$ 358,000	319,963

	Electrical Component & Equipment - (2.78%)
	Energy Conversion Devices, Inc., 3.00%, 06/15/2013		1,755,000	1,307,475

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,527,636)			1,627,438

	CORPORATE BONDS - (37.35%)		Principal	Value

	Banks - (3.94%)
	CIT Group, Inc., 7.00%, 05/01/2017		$ 485,061	$ 486,274
	GMAC, Inc., 8.00%, 11/01/2031		1,274,000	1,362,803
				1,849,077
	Commercial Services - (2.27%)
	Block Financial LLC, 7.875%, 01/15/2013		1,016,000	1,065,121

	Diversified Financial Services - (1.97%)
	Capmark Financial Group, Inc., 5.875%, 05/10/2012 **		588,000	233,621
	Icahn Enterprises, 8.00%, 01/15/2018		691,000	691,000
				924,621
	Entertainment - (4.20%)
	American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014		1,943,000	1,972,145

	Home Builders - (6.30%)
	K Hovnanian Enterprises, Inc., 10.625%, 10/15/2015		1,942,000	1,990,550
	Standard Pacific Corp., 10.75%, 09/15/2016		841,000	969,252
				2,959,802
	Lodging - (5.34%)
	Harrah's Operating Co., Inc., 11.25%, 06/01/2017		1,177,000	1,324,125
	MGM Resorts International, 11.375%, 03/01/2018		1,093,000	1,185,905
				2,510,030
	Oil & Gas - (3.64%)
	Callon Petroleum Co., 13.00%, 09/15/2016		1,677,000	1,693,770
	McMoRan Exploration Co., 11.875%, 11/15/2014		16,000	17,680
				1,711,450
	Oil & Gas Services - (2.70%)
	Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014		$ 349,000	$ 354,235
	Global Industries Ltd., 2.75%, 08/01/2027		1,217,000	912,750
				1,266,985
	Telecommunications - (6.99%)
	Level 3 Financing, Inc., 9.25%, 11/01/2014		1,967,000	1,952,247
	Sprint Capital Corp., 8.75%, 03/15/2032		1,319,000	1,332,190
				3,284,437
	TOTAL CORPORATE BONDS (Cost $16,995,084)			17,543,668

	SHORT-TERM INVESTMENTS - (4.87%)		Shares

	Fidelity Institutional Money Market Fund Class I, 0.25% ***		2,287,257	2,287,257
	TOTAL SHORT-TERM INVESTMENTS - (Cost $2,287,257)			2,287,257

	TOTAL INVESTMENTS (Cost $46,904,446) - 102.80%			$ 48,294,492

	CALL OPTIONS WRITTEN (Proceeds $267,639) - (0.50%)			(233,539)

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.30%)			(1,080,888)

	NET ASSETS - 100.00%			$ 46,980,065

	CALL OPTIONS WRITTEN (-0.50%)	Expiration Date - Exercise Price	Contracts (b)	Value

	Apple, Inc.	01/22/2011 - $330	31	$ (21,235)
	Best Buy Co., Inc.	06/18/2011 - $40	121	(11,374)
	Cirrus Logic, Inc.	03/19/2011 - $17	518	(51,800)
	Coinstar, Inc.	01/22/2011 - $48	69	(59,340)
	Hewlett-Packard Co.	05/21/2011 - $45	140	(21,700)
	Hewlett-Packard Co.	05/21/2011 - $47	92	(8,832)
	Marvell Technology Group Ltd.	05/21/2011 - $20	198	(20,790)
	NIKE, Inc.	01/22/2011 - $85	46	(8,924)
	SanDisk Corp.	04/16/2011 - $55	88	(25,344)
	Yahoo!, Inc.	01/22/2011 - $17.50	200	(4,200)
	TOTAL CALL OPTIONS (Proceeds $267,639)			$ (233,539)

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt
PFIC	Passive Foreign Investment Company
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares.

As of December 31, 2010, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer		Percentage

	Bermuda		1.54%
	Chile		0.83%
	Hong Kong		1.43%
	Israel		2.47%
	Italy		0.92%
	Spain		2.95%
	United States		92.16%
	Total Debt and Equity Holdings		102.30%

		Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2010.
The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS
	CATALYST/GROESBECK GROWTH OF INCOME FUND
	SCHEDULE OF INVESTMENTS

	December 31, 2010 (Unaudited)		SEMI-ANNUAL REPORT

	COMMON STOCK - (94.90%)	Shares	Value

	Aerospace & Defense - (8.58%)
	General Dynamics Corp.	2,230	$ 158,241
	L-3 Communications Holdings, Inc.	2,055	144,857
	United Technologies Corp.	1,820	143,270
			446,368
	Apparel - (2.68%)
	VF Corp.	1,620	139,612

	Beverages - (2.91%)
	PepsiCo, Inc.	2,315	151,239

	Chemicals - (6.25%)
	Lubrizol Corp.	1,425	152,304
	Praxair, Inc.	1,810	172,801
			325,105
	Computers - (3.83%)
	International Business Machines Corp.	1,360	199,594

	Cosmetics & Personal Care - (5.49%)
	Colgate - Palmolive Co.	1,875	150,694
	Procter & Gamble Co.	2,100	135,093
			285,787
	Diversified Financial Services - (3.38%)
	T. Rowe Price Group, Inc.	2,715	175,226

	Electric - (5.27%)
	Dominion Resources, Inc.	3,320	141,830
	NextEra Energy, Inc.	2,550	132,574
			274,404
	Food - (3.15%)
	McCormick & Co., Inc.	3,510	163,320

	Healthcare - Products - (9.13%)
	Becton Dickinson & Co.	1,870	158,052
	Johnson & Johnson	2,700	166,995
	Medtronic, Inc.	4,050	150,214
			475,261
	Household Products - (2.95%)
	Tupperware Brands Corp.	3,225	153,736

	Insurance - (3.14%)
	Aflac, Inc.	2,900	163,647

	Media - (2.14%)
	McGraw-Hill Cos., Inc.	3,060	111,415

	COMMON STOCK - (94.90%) (continued)	Shares	Value

	Miscellaneous Manufacturing - (3.13%)
	Illinois Tool Works, Inc.	3,055	$ 163,137

	Oil & Gas - (3.17%)
	Chevron Corp.	1,810	165,162

	Pharmaceuticals - (6.10%)
	Abbott Laboratories	3,600	172,476
	Sanofi-Aventis SA - ADR	4,500	145,035
			317,511
	Pipelines - (7.25%)
	Kinder Morgan Management LLC *	3,216	215,086
	Oneok, Inc.	2,925	162,250
			377,336
	Retail - (9.21%)
	Buckle, Inc.	5,010	189,228
	McDonald's Corp.	1,990	152,752
	Wal-Mart Stores, Inc.	2,550	137,522
			479,502
	Semiconductors - (4.11%)
	Linear Technology Corp.	3,000	103,770
	Xilinx, Inc.	3,805	110,269
			214,039
	Software - (3.03%)
	Microsoft Corp.	5,655	157,888
	TOTAL COMMON STOCK (Cost $4,708,568)		4,939,289

	SHORT-TERM INVESTMENTS - (5.09%)

	Fidelity Institutional Money Market Fund Class I, 0.25% **	264,896	$ 264,896
	TOTAL SHORT-TERM INVESTMENTS - (Cost $264,896)		264,896

	TOTAL INVESTMENTS (Cost $4,973,464) - 99.99%		$ 5,204,185

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.01%		710

	NET ASSETS - 100.00%		$ 5,204,895

*	Non-income producing security.
**	Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

	CATALYST FUNDS
	CATALYST/STRATEGIC VALUE FUND
	SCHEDULE OF INVESTMENTS

	December 31, 2010 (Unaudited)			SEMI-ANNUAL REPORT

	COMMON STOCK - (103.01%)		Shares	Value

	Aerospace & Defense - (3.34%)
	Raytheon Co.		1,064	$ 49,306

	Biotechnology - (2.80%)
	Cubist Phramaceuticals, Inc. (a)		1,931	41,323

	Commercial Services - (1.89%)
	Deluxe Corp. (a)		1,213	27,923

	Communications Equipment - (4.88%)
	Harris Corp.		579	26,228
	InterDigital, Inc.		1,100	45,804
				72,032
	Computers & Peripherals - (3.04%)
	SanDisk Corp. (a)		900	44,874

	Diversified Consumer Services - (14.50%)
	Apollo Group, Inc. (a)		1,200	47,388
	Bridgeport Education, Inc. (a)		2,800	53,200
	DeVry, Inc. (a)		600	28,788
	Education Management Corp. (a)		1,900	34,390
	H&R Block, Inc. (a)		2,100	25,011
	ITT Education Services, Inc. (a)		400	25,476
				214,253
	Diversified Telecommunication Services - (3.05%)
	Telcom Argentina S.A.		1,811	45,076

	Healthcare Providers & Services - (18.72%)
	Amedisys, Inc. (a)		1,700	56,950
	AmerisourceBergen Corp.		1,476	50,361
	Centene Corp. (a)		1,848	46,828
	CIGNA Corp. (a)		1,149	42,122
	Coventry Health Care, Inc.		1,036	27,350
	Healthspring, Inc. (a)		871	23,108
	Quest Diagnostics, Inc.		553	29,846
				276,565
	IT Services - (7.72%)
	CGI Group, Inc.		1,631	28,151
	Lender Processing Services, Inc. (a)		1,361	40,177
	Mantech International Corp.		1,107	45,753
				114,081
	Machinery - (2.86%)
	Oshkosh Corp. (a)		1,200	42,288

	Media - (6.70%)
	DISH Network Corp. (a)		1,400	27,524
	Gannett Co., Inc. (a)		2,000	30,180
	McGraw-Hill Cos., Inc. (a)		1,135	41,325
				99,029
	Pharmaceuticals - (1.62%)
	Impax Laboratories, Inc.		1,190	23,931

	COMMON STOCK - (103.01%) (continued)		Shares	Value
	Professional Services - (2.78%)
	FTI Consulting, Inc. (a)		1,100	$ 41,008

	Semiconductors & Semiconductor Equipment - (3.09%)
	GT Solar International, Inc.		5,011	45,700

	Software - (4.11%)
	CA, Inc.		1,044	25,515
	Changyou.com Ltd. - ADR (a)		668	19,045
	Shanda Games Ltd. (a)		2,500	16,100
				60,660
	Specialty Retail - (18.83%)
	Aaron's, Inc.		2,359	48,100
	Aeropostale, Inc. (a)		1,700	41,888
	Buckle, Inc. (a)		1,100	41,547
	GameStop Corp.		1,845	42,214
	J Crew Group, Inc. (a)		1,300	56,082
	Rent-A-Center, Inc.		1,496	48,291
				278,122
	Tobacco - (3.08%)
	Reynolds American, Inc.		1,396	45,538

	TOTAL COMMON STOCK (Cost $1,408,789)			1,521,709

	SHORT-TERM INVESTMENTS - (3.89%)

	Fidelity Institutional Money Market Fund Class I, 0.25% **		57,392	57,392
	TOTAL SHORT-TERM INVESTMENTS - (Cost $57,392)			57,392

	TOTAL INVESTMENTS (Cost $1,466,181) - 106.90%			$ 1,579,101

	CALL OPTIONS WRITTEN (Proceeds $75,862) - (7.19%)			(106,175)

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.29%			4,310

	NET ASSETS - 100.00%			$ 1,477,236

	CALL OPTIONS WRITTEN (-7.19%)	Expiration Date - Exercise Price	Contracts (b)	Value

	Aeropostale, Inc.	$27 - 04/16/2011	5	$ (675)
	Aeropostale, Inc.	$24 - 04/16/2011	5	(1,325)
	Aeropostale, Inc.	$25 - 07/16/2011	7	(2,030)
	Amedisys, Inc.	$27 - 03/19/2011	5	(3,625)
	Amedisys, Inc.	$30 - 06/18/2011	12	(7,680)
	Apollo Group, Inc.	$37 - 02/19/2011	3	(1,140)
	Apollo Group, Inc.	$36 - 05/21/2011	9	(5,625)
	Bridgeport Education, Inc.	$17.5 - 05/21/2011	19	(6,270)
	Bridgeport Education, Inc.	$15 - 02/19/2011	9	(4,050)
	Buckle, Inc.	$27.5 - 03/19/2011	4	(4,280)
	Buckle, Inc.	$40 - 06/18/2011	7	(1,855)
	Centene Corp.	$25 - 06/18/2011	18	(5,130)
	Changyou.com Ltd.	$30 - 07/16/2011	6	(1,740)
	CIGNA Corp.	$38 - 04/16/2011	11	(1,705)
	Cubist Pharmaceuticals, Inc.	$22 - 05/21/2011	19	(4,085)
	Deluxe Corp.	$22.50 - 07/16/2011	12	(3,360)
	DeVry, Inc.	$45 - 02/19/2011	3	(1,500)
	DeVry, Inc.	$45 - 05/21/2011	3	(2,040)
	DISH Network Corp.	$20 - 03/19/2011	7	(665)
	DISH Network Corp.	$19 - 03/19/2011	7	(1,050)
	Education Management Corp.	$12.5 - 03/19/2011	10	(5,900)
	Education Management Corp.	$15 - 03/19/2011	9	(3,510)
	FTI Consulting, Inc.	$37 - 03/19/2011	11	(2,475)
	Gannett Co., Inc.	$12 - 04/16/2011	10	(3,700)
	Gannett Co., Inc.	$15 - 04/16/2011	10	(1,550)
	H&R Block, Inc.	$11 - 04/16/2011	11	(1,705)
	H&R Block, Inc.	$14 - 04/16/2011	10	(350)
	Healthspring, Inc.	$30 - 06/18/2011	8	(1,560)
	ITT Educational Services, Inc.	$70 - 04/16/2011	2	(820)
	ITT Educational Services, Inc.	$60 - 04/16/2011	2	(1,810)
	J. Crew Group, Inc.	$33 - 03/19/2011	4	(4,400)
	J. Crew Group, Inc.	$44 - 06/18/2011	4	(240)
	Lender Processing Services, Inc.	$30 - 06/18/2011	8	(2,800)
	McGraw Hill Cos., Inc.	$36 - 05/21/2011	6	(1,530)
	Oshkosh Corp.	$31 - 04/16/2011	8	(4,560)
	SanDisk Corp.	$38 - 04/16/2011	3	(3,900)
	SanDisk Corp.	$48 - 07/16/2011	6	(4,650)
	Shanda Games Ltd.	$7.50 - 06/18/2011	13	(585)
	Shanda Games Ltd.	$7.50 - 03/19/2011	12	(300)
	TOTAL CALL OPTIONS (Proceeds $75,862)			$ (106,175)

*	Non-income producing security.
**	Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares.

As of December 31, 2010, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer		Percentage

	Argentina		3.05%
	Canada		1.91%
	China		2.38%
	United States		99.56%
	Total Debt and Equity Holdings		106.90%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund
Assets:
Investments in securities, at value	$ 80,168,108	$ 106,516,946	$ 48,294,492	$ 5,204,185	$ 1,579,101
Cash	-	-	-	-	-
Receivables:
Investments sold	696,495	-	-	-	10,000
Fund shares sold	265,754	108,652	106,993	6,400	1,500
Dividends	-	-	104,499	6,274	1,066
Interest	444	1,640,107	315,313	92	18
Miscellaneous	386	-	-	-	-
Due from Manager	-	-	-	19	4,530
Prepaid expenses	24,723	19,673	19,690	6,927	5,709
Total assets	81,155,910	108,285,378	48,840,987	5,223,897	1,601,924

Liabilities:
Call options written, at value	-	-	233,539	-	106,175
Payables:
Investments purchased	2,094,843	-	1,463,848	-	-
Distributions payable	-	231,870	72,386	99	-
Fund shares redeemed	152,303	133,398	8,814	524	-
Distribution fees	38,315	79,455	33,763	3,061	480
Due to Manager	54,582	49,650	29,983	-	-
Due to Administrator	10,069	12,044	6,761	1,942	1,900
Due to Broker	-	-	-	-	-
Other liabilities and accrued expenses	14,596	15,147	11,828	13,376	6,133
Total liabilities	2,364,708	521,564	1,860,922	19,002	114,688
Net Assets	$ 78,791,202	$ 107,763,814	$ 46,980,065	$ 5,204,895	$ 1,487,236

Net Assets consist of:
Paid-in capital	$ 73,898,177	$ 102,488,495	$ 45,187,630	$ 4,977,416	$ 1,404,635
Undistributed (accumulated) net investment income (loss)	(325,956)	(122,438)	(30,433)	$ -	(6)
Undistributed (accumulated) net realized capital gain (loss)	(702,181)	899,503	401,451	(3,242)	-
Net unrealized appreciation on investments	5,921,162	4,498,254	1,421,417	230,721	82,607

Total Net Assets	$ 78,791,202	$ 107,763,814	$ 46,980,065	$ 5,204,895	$ 1,487,236

Investments in securities, at cost	$ 74,246,946	$ 102,018,692	$ 46,904,446	$ 4,973,464	$ 1,466,181

Call options written, proceeds received	$ -	$ -	$ 267,639	$ -	$ 75,862

Class A shares:
Net Assets	$ 67,942,399	$ 83,641,525	$ 25,732,622	$ 4,927,136	$ 1,469,341
Shares of beneficial interest outstanding (1)	4,457,536	11,694,803	3,830,817	465,869	136,663
Net asset value price per share	$ 15.24	$ 7.15	$ 6.72	$ 10.58	$ 10.75

Maximum offering price per share (3)	$ 16.17	$ 7.51	$ 7.13	$ 11.23	$ 11.41
Minimum redemption price per share (2)	$ 15.09	$ 7.08	$ 6.65	$ 10.47	$ 10.64

Class C shares:
Net assets	$ 9,240,067	$ 24,122,289	$ 21,247,443	$ 72,069	$ 17,895
Shares of beneficial interest outstanding (1)	618,312	3,370,223	3,163,610	6,863	1,666
Net asset value and offering price per share	$ 14.94	$ 7.16	$ 6.72	$ 10.50	$ 10.74

Minimum redemption price per share (4)	$ 14.79	$ 7.09	$ 6.65	$ 10.40	$ 10.63

Class I shares:
Net assets	$ 1,608,736			$ 205,690
Shares of beneficial interest outstanding (1)	105,023			19,459
Net asset value, offering and redemption price per share	$ 15.32			$ 10.57
		$ -

(1) Unlimited number of shares of no par value beneficial interest authorized.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of the Value Fund, Total Return Income Fund and Growth of Income Fund, respectively, and 4.75% imposed on purchases of Class A shares of the High Income Fund.

(4)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic
	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund

	For the	For the	For the	For the	For the
	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended	Period Ended
	December 31, 2010	December 31, 2010	December 31, 2010	December 31, 2010	December 31, 2010 (1)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (net of foreign tax withholding of $0, $0, $12,100, $0 and $0, respectively)	$ 149,479	$ -	$ 346,346	$ 68,824	$ 5,004
Interest	3,053	3,641,460	646,758	418	61
Total investment income	152,532	3,641,460	993,104	69,242	5,065

Expenses:
Management fees (Note 5)	369,180	405,046	143,227	23,522	2,361
Distribution and/or service (12b-1) fees - Class A	64,728	77,837	17,522	5,762	466
Distribution and/or service (12b-1) fees - Class C	29,443	93,698	73,141	280	25
Accounting and transfer agent fees and expenses	47,101	58,747	24,599	7,788	2,885
Registration fees	16,940	15,814	11,792	2,336	888
Audit fees	6,050	7,058	7,058	6,050	3,657
Legal fees	4,033	3,529	3,529	3,529	1,228
Compliance officer compensation	3,529	3,529	3,529	3,529	1,227
Custody fees	6,510	6,062	2,521	3,529	877
Miscellaneous	6,365	4,446	3,164	2,669	447
Pricing fees	2,017	2,576	3,312	1,614	877
Networking fees	3,899	2,938	783	25	-
Trustee fees	579	579	579	579	131
Interest expense	370	-	85	-	-
Insurance fees	746	746	746	738	-
Printing fees	1,008	1,008	1,008	504	131
Total expenses	562,498	683,613	296,595	62,454	15,200
Less: fees waived and expenses absorbed (Note 5)	(84,010)	(26,023)	(19,652)	(25,833)	(12,253)
Net expenses	478,488	657,590	276,943	36,621	2,947

Net investment income (loss)	(325,956)	2,983,870	716,161	32,621	2,118

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	4,676,350	2,846,418	845,097	(2,744)	-
Net change in unrealized appreciation on investments (excluding options written)	11,922,888	3,353,162	2,569,506	642,438	112,920
Net change in unrealized appreciaion (depreciation) on options written	-	-	19,535	-	(30,313)
Net realized and unrealized gain on investments	16,599,238	6,199,580	3,434,138	639,694	82,607

Net increase in net assets resulting from operations	$ 16,273,282	$ 9,183,450	$ 4,150,299	$ 672,315	$ 84,725

(1)	The Catalyst Strategic Value Fund commenced operations on October 28, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (325,956)	$ (426,888)
Net realized gain on investments	4,676,350	4,347,818
Net change in unrealized appreciation (depreciation)
on investments	11,922,888	(5,881,606)
Net increase (decrease) in net assets resulting from operations	16,273,282	(1,960,676)

Distributions to shareholders from:
Net investment income - Class A	-	(38,918)
Net investment income - Class C	-	(1,642)
Net investment income - Class I	-	(2,428)
Net realized gains - Class A	(519,312)	-
Net realized gains - Class C	(69,548)	-
Net realized gains - Class I	(12,350)	-
Total distributions to shareholders	(601,210)	(42,988)

Increase in net assets from Fund share
transactions (Note 2)	10,625,129	46,409,311

Total increase in net assets	26,297,201	44,405,647

Net Assets:
Beginning of year	52,494,001	8,088,354
End of period	$ 78,791,202	$ 52,494,001
Accumulated undistributed net investment income (loss)	$ (325,956)	$ -

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst/SMH High Income Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,983,870	$ 4,599,898
Net realized gain on investments	2,846,418	3,991,014
Net change in unrealized appreciation
on investments	3,353,162	1,119,716
Net increase in net assets resulting from operations	9,183,450	9,710,628

Distributions to shareholders from:
Net investment income - Class A	(2,435,634)	(3,567,674)
Net investment income - Class C	(670,674)	(1,032,228)
Net realized capital gains - Class A	(4,247,225)	(637,147)
Net realized capital gains - Class C	(1,084,523)	(203,056)
Total distributions to shareholders	(8,438,056)	(5,440,105)

Increase in net assets from Fund share
transactions (Note 2)	41,370,338	28,479,430

Total increase in net assets	42,115,732	32,749,953

Net Assets:
Beginning of year	65,648,082	32,898,129
End of period	$ 107,763,814	$ 65,648,082
Accumulated undistributed net investment income (loss)	$ (122,438)	$ -

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst/SMH Total Return Income Fund

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 716,161	$ 491,660
Net realized gain on investments	845,097	154,877
Net change in unrealized appreciation
on investments	2,589,041	414,710
Net increase in net assets resulting from operations	4,150,299	1,061,247

Distributions to shareholders from:
Net investment income - Class A	(406,275)	(215,928)
Net investment income - Class C	(340,319)	(276,362)
Net realized capital gains - Class A	(282,289)	(33,640)
Net realized capital gains - Class C	(248,291)	(53,277)
Total distributions to shareholders	(1,277,174)	(579,207)

Increase in net assets from Fund share
transactions (Note 2)	29,039,843	10,085,993

Total increase in net assets	31,912,968	10,568,033

Net Assets:
Beginning of year	15,067,097	4,499,064
End of period	$ 46,980,065	$ 15,067,097
Undistributed net investment income (loss)	$ (30,433)	$ 630

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

		Catalyst/Groesbeck
		Growth of Income Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2010	June 30, 2010 (1)
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 32,621	$ 19,016
Net realized gain (loss) on investments	(2,744)	1,760
Net change in unrealized appreciation (depreciation)
on investments	642,438	(411,717)
Net increase (decrease) in net assets resulting from operations	672,315	(390,941)

Distributions to shareholders from:
Net investment income - Class A	(31,357)	(18,992)
Net investment income - Class C	(246)	(24)
Net investment income - Class I	(1,018)	-
Net realized gains - Class A	(2,143)	-
Net realized gains - Class C	(27)	-
Net realized gains - Class I	(88)	-
Total distributions to shareholders	(34,879)	(19,016)

Increase in net assets from Fund share
transactions (Note 2)	436,097	4,541,319

Total increase in net assets	1,073,533	4,131,362

Net Assets:
Beginning of period	4,131,362	-
End of period	$ 5,204,895	$ 4,131,362
Accumulated net investment income	$ -	$ -

(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Catalyst
Strategic Value Fund

For the
Period Ended
December 31, 2010 (1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,118
Net realized gain on investments	-
Net change in unrealized appreciation
on investments	82,607
Net increase in net assets resulting from operations	84,725

Distributions to shareholders from:
Net investment income - Class A	(2,113)
Net investment income - Class C	(11)
Total distributions to shareholders	(2,124)

Increase in net assets from Fund share
transactions (Note 2)	1,404,635

Total increase in net assets	1,487,236

Net Assets:
Beginning of period	-
End of period	$ 1,487,236
Accumulated net investment loss	$ (6)

(1) The Catalyst Strategic Value Fund commenced operations on October 28, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS									SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class A

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.66		$ 8.95		$ 8.10		$ 12.73		$ 10.00

Investment Operations:
Net investment income (loss)	(0.06)		(0.11)		0.07	(a)	(0.15)	(a)	0.86	(a)
Net realized and unrealized gain (loss) on
investments	3.76		2.84	(f)	0.78		(3.96)		1.87
Total from investment operations	3.70		2.73		0.85		(4.11)		2.73

Distributions from:
Net investment income	0.00		(0.02)		-		(0.52)		-
Net realized capital gains	(0.12)		-		-		-		-
Total from distributions	(0.12)		(0.02)		-		(0.52)		-

Net Asset Value, End of Period	$ 15.24		$ 11.66		$ 8.95		$ 8.10		$ 12.73

Total Return (b)	31.78%	(d)	30.47%	(c)	10.49%		(33.03)%		27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 67,942		$ 47,320		$ 6,971		$ 1,044		$ 1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.84%	(e)	1.94%		4.39%		6.18%		11.53%	(e)
After fees waived and expenses absorbed	1.55%	(e)	1.56%		1.66%		1.95%		1.93%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.32)%	(e)	(1.64)%		(1.85)%		(5.67)%		(1.69)%	(e)
After fees waived and expenses absorbed	(1.04)%	(e)	(1.26)%		0.88%		(1.44)%		7.91%	(e)

Portfolio turnover rate	62.71%		157.77%		168.92%		80.46%		28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)

For the year ended June 30, 2010, 0.11% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.36%.

(d) Aggregate total return, not annualized.
(e) Annualized.
(f)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst Value Fund Class A shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS									SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class C

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.48		$ 8.80		$ 8.05		$ 12.64		$ 10.00

Investment Operations:
Net investment income (loss)	(0.08)		(0.14)		0.11	(d)	(0.19)	(d)	0.93	(d)
Net realized and unrealized gain (loss) on
investments	3.66		2.84	(f)	0.64		(3.96)		1.71
Total from investment operations	3.58		2.70		0.75		(4.15)		2.64

Distributions from:
Net investment income	-		(0.02)		-		(0.44)		-
Net realized capital gains	(0.12)		-		-		-		-
Total from distributions	(0.12)		(0.02)		-		(0.44)		-

Net Asset Value, End of Period	$ 14.94		$ 11.48		$ 8.80		$ 8.05		$ 12.64

Total Return (b)	31.23%	(d)	30.66%	(c)	9.32%		(33.52)%		26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,240		$ 3,810		$ 28		$ 10		$ 47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.59%	(e)	2.69%		6.87%		6.93%		15.99%	(e)
After fees waived and expenses absorbed	2.30%	(e)	2.31%		2.53%		2.70%		2.68%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.05)%	(e)	(2.42)%		(2.95)%		(6.05)%		(4.98)%	(e)
After fees waived and expenses absorbed	(1.76)%	(e)	(2.04)%		1.39%		(1.82)%		8.34%	(e)

Portfolio turnover rate	62.71%		157.77%		168.92%		80.46%		28.12%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)

For the year ended June 30, 2010, 0.12% of the Fund's Class C shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.54%.

(d) Aggregate total return, not annualized.
(e) Annualized.
(f)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class I

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.70		$ 8.96		$ 7.36

Investment Operations:
Net investment income (loss)	(0.05)		(0.14)		-	(a)
Net realized and unrealized gain on
investments	3.79		2.90	(f)	1.60
Total from investment operations	3.74		2.76		1.60

Distributions from:
Net investment income	-		(0.02)		-
Net realized capital gains	(0.12)		-		-
Total from distributions	(0.12)		(0.02)		-

Net Asset Value, End of Period	$ 15.32		$ 11.70		$ 8.96

Total Return (b)	32.01%	(d)	30.80%	(c)	21.74%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,609		$ 1,364		$ 1,090

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	(e)	1.69%		2.48%	(e)
After fees waived and expenses absorbed	1.30%	(e)	1.31%		1.30%	(e)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.09)%	(e)	(1.34)%		(1.25)%	(e)
After fees waived and expenses absorbed	(0.81)%	(e)	(0.96)%		(0.07)%	(e)

Portfolio turnover rate	62.71%		157.77%		168.92%

(a) Net investment income per share is based on average shares outstanding and resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)

For the year ended June 30, 2010, 0.11% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.69%.

(d) Aggregate total return, not annualized.
(e) Annualized.
(f)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS						SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH High Income Fund

	Class A

	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2010		June 30, 2010	June 30, 2009		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.95		$ 6.25	$ 7.74		$ 8.00

Investment Operations:
Net investment income	0.27		0.58	0.72		0.02	(a)
Net realized and unrealized gain (loss) on
investments	0.60		0.81	(1.49)	(e)	(0.26)
Total from investment operations	0.87		1.39	(0.77)		(0.24)

Distributions from:
Net investment income	(0.28)		(0.58)	(0.72)		(0.02)
Net realized capital gains	(0.39)		(0.11)	-		-
Total from distributions	(0.67)		(0.69)	(0.72)		(0.02)

Net Asset Value, End of Period	$ 7.15		$ 6.95	$ 6.25		$ 7.74

Total Return (b)	12.70%	(d)	23.84%	(8.42)%		(2.98)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 83,642		$ 50,837	$ 24,966		$ 9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%	(c)	1.59%	1.80%		3.43%	(c)
After fees waived and expenses absorbed	1.45%	(c)	1.45%	1.45%		1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.47%	(c)	8.82%	13.51%		2.36%	(c)
After fees waived and expenses absorbed	7.53%	(c)	8.96%	13.86%		4.35%	(c)

Portfolio turnover rate	33.80%		58.16%	24.39%		0.07%

(a) Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst/SMH High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS						SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH High Income Fund

	Class C

	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2010		June 30, 2010	June 30, 2009		June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.96		$ 6.25	$ 7.75		$ 8.00

Investment Operations:
Net investment income	0.24		0.58	0.69		0.02	(a)
Net realized and unrealized gain (loss) on
investments	0.60		0.82	(1.51)	(e)	(0.25)
Total from investment operations	0.84		1.40	(0.82)		(0.23)

Distributions from:
Net investment income	(0.25)		(0.58)	(0.68)		(0.02)
Net realized capital gains	(0.39)		(0.11)	-		-
Total from distributions	(0.64)		(0.69)	(0.68)		(0.02)

Net Asset Value, End of Period	$ 7.16		$ 6.96	$ 6.25		$ 7.75

Total Return (b)	12.29%	(d)	23.10%	(9.19)%		(2.93)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,122		$ 14,811	$ 7,932		$ 2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.26%	(c)	2.34%	2.55%		4.18%	(c)
After fees waived and expenses absorbed	2.20%	(c)	2.20%	2.20%		2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	6.75%	(c)	8.14%	12.60%		0.93%	(c)
After fees waived and expenses absorbed	6.82%	(c)	8.28%	12.95%		2.92%	(c)

Portfolio turnover rate	33.80%		58.16%	24.39%		0.07%

(a) Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(e)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1) The Catalyst/SMH High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH Total Return Income Fund

	Class A

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2010		June 30, 2010	June 30, 2009	June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 5.90		$ 5.18	$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.18		0.39	0.50	0.05	(a)
Net realized and unrealized gain (loss) on
investments	0.90		0.79	(1.96)	(0.82)
Total from investment operations	1.08		1.18	(1.46)	(0.77)

Distributions from:
Net investment income	(0.18)		(0.39)	(0.52)	(0.05)
Net realized capital gain	(0.08)		(0.07)	(0.02)	-
Total from distributions	(0.26)		(0.46)	(0.54)	(0.05)

Net Asset Value, End of Period	$ 6.72		$ 5.90	$ 5.18	$ 7.18

Total Return (b)	18.25%	(d)	23.23%	(19.49)%	(9.57)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 25,733		$ 6,365	$ 1,198	$ 519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%	(c)	2.31%	3.14%	5.04%	(c)
After fees waived and expenses absorbed	1.55%	(c)	1.55%	1.55%	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.30%	(c)	5.52%	9.22%	4.17%	(c)
After fees waived and expenses absorbed	5.44%	(c)	6.28%	10.81%	7.66%	(c)

Portfolio turnover rate	41.78%		46.45%	8.43%	0.00%

(a) Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst/SMH Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH Total Return Income Fund

	Class C

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2010		June 30, 2010	June 30, 2009	June 30, 2008 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 5.90		$ 5.18	$ 7.18	$ 8.00

Investment Operations:
Net investment income	0.15		0.35	0.48	0.05	(a)
Net realized and unrealized gain (loss) on
investments	0.90		0.79	(1.98)	(0.82)
Total from investment operations	1.05		1.14	(1.50)	(0.77)

Distributions from:
Net investment income	(0.15)		(0.35)	(0.48)	(0.05)
Net realized capital gain	(0.08)		(0.07)	(0.02)	-
Total from distributions	(0.23)		(0.42)	(0.50)	(0.05)

Net Asset Value, End of Period	$ 6.72		$ 5.90	$ 5.18	$ 7.18

Total Return (b)	17.82%	(d)	22.32%	(20.09)%	(9.66)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 21,247		$ 8,702	$ 3,301	$ 3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.44%	(c)	3.06%	3.89%	5.79%	(c)
After fees waived and expenses absorbed	2.30%	(c)	2.30%	2.30%	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.44%	(c)	5.13%	8.16%	2.47%	(c)
After fees waived and expenses absorbed	4.58%	(c)	5.89%	9.75%	5.96%	(c)

Portfolio turnover rate	41.78%		46.45%	8.43%	0.00%

(a) Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c) Annualized.
(d) Aggregate total return, not annualized.
(1) The Catalyst/SMH Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/Groesbeck
	Growth of Income Fund

	Class A

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.21		$ 10.00

Investment Operations:
Net investment income	0.07		0.04
Net realized and unrealized loss on
investments	1.37		(0.79)
Total from investment operations	1.44		(0.75)

Distributions from:
Net investment income	(0.07)		(0.04)
Net realized capital gains	-	(b)	-
Total from distributions	(0.07)		(0.04)

Net Asset Value, End of Period	$ 10.58		$ 9.21

Total Return (a)	15.68%	(c)	(7.47)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,927		$ 4,126

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.65%	(d)	3.81%	(d)
After fees waived and expenses absorbed	1.55%	(d)	1.55%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.28%	(d)	(0.90)%	(d)
After fees waived and expenses absorbed	1.38%	(d)	1.36%	(d)

Portfolio turnover rate	8.96%		10.75%

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Realized capital gains distributed were less that $0.01 per share.
(c)	Aggregate total return, not annualized.
(d) Annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/Groesbeck
	Growth of Income Fund

	Class C

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.15		$ 10.00

Investment Operations:
Net investment income	0.04		0.04
Net realized and unrealized loss on
investments	1.35		(0.85)
Total from investment operations	1.39		(0.81)

Distributions from:
Net investment income	(0.04)		(0.04)
Net realized capital gains	-	(b)	-
Total from distributions	(0.04)		(0.04)

Net Asset Value, End of Period	$ 10.50		$ 9.15

Total Return (a)	15.21%	(c)	(8.11)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 72		$ 6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.40%	(d)	4.56%	(d)
After fees waived and expenses absorbed	2.30%	(d)	2.30%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.40)%	(d)	(2.07)%	(d)
After fees waived and expenses absorbed	0.70%	(d)	0.19%	(d)

Portfolio turnover rate	8.96%		10.75%

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Realized capital gains distributed were less that $0.01 per share.
(c)	Aggregate total return, not annualized.
(d) Annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period

	Catalyst/Groesbeck
	Growth of Income Fund

	Class I

	For the
	Period Ended
	December 31, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.29

Investment Operations:
Net investment income	0.05
Net realized and unrealized loss on
investments	0.28
Total from investment operations	0.33

Distributions from:
Net investment income	(0.05)
Net realized capital gains	-	(b)
Total from distributions	(0.05)

Net Asset Value, End of Period	$ 10.57

Total Return (a)	3.28%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 206

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.29%	(d)
After fees waived and expenses absorbed	1.30%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.57%	(d)
After fees waived and expenses absorbed	3.56%	(d)

Portfolio turnover rate	8.96%

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Realized capital gains distributed were less that $0.01 per share.
(c)	Aggregate total return, not annualized.
(d) Annualized.
(1) The Catalyst/Groesbeck Growth of Income Fund Class I shares commenced operations on November 24, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period

	Catalyst Strategic Value Fund (1)

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	December 31, 2010		December 31, 2010
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.02		0.01
Net realized and unrealized loss on
investments	0.75		0.74
Total from investment operations	0.77		0.75

Distributions from:
Net investment income	(0.02)		(0.01)
Total from distributions	(0.02)		(0.01)

Net Asset Value, End of Period	$ 10.75		$ 10.74

Total Return (a)	7.50%	(c)	7.40%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,469		$ 18

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.04%	(d)	8.79%	(d)
After fees waived and expenses absorbed	1.55%	(d)	2.30%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.36)%	(d)	(5.78)%	(d)
After fees waived and expenses absorbed	1.13%	(d)	0.70%	(d)

Portfolio turnover rate	0.00%		0.00%

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Realized capital gains distributed were less that $0.01 per share.
(c)	Aggregate total return, not annualized.
(d) Annualized.
(1) The Catalyst Strategic Value Fund commenced operations on October 28, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following five series:  Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund (formerly Catalyst High Income Fund), Catalyst/SMH Total Return Income Fund (formerly Catalyst Total Return Income Fund) and Catalyst/Groesbeck Growth of Income Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as non-diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the "Manager" or "CCA").

Catalyst Value Fund ("Value Fund") Class A and Class C became effective with the Securities and Exchange Commission ("SEC") on July 14, 2006 and commenced operations on July 31, 2006.  Value Fund Class I became effective with the SEC and commenced operations on March 27, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst Strategic Value Fund ("Strategic Value Fund") Class A and Class C became effective with the SEC on September 21, 2010 and commenced operations on October 28, 2010.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/SMH High Income Fund ("High Income Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide a high level of current income.  The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. ("SMH").

Catalyst/SMH Total Return Income Fund ("Total Return Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide total return, including current income and capital appreciation.  The Total Return Fund’s investment sub-advisor is SMH.

Catalyst/Groesbeck Growth of Income Fund ("Growth of Income Fund") became effective with the SEC and commenced operations on December 30, 2009.  The Fund’s investment objective is to provide current income that increases over time.  The Growth of Income Fund’s investment sub-advisor is Groesbeck Investment Management Corp. ("GIM").

The Strategic Value Fund, High Income Fund and Total Return Fund each offer two classes of shares, Class A and Class C.  The Value Fund and Growth of Income Fund offer three classes of shares, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2010:

Assets	Value	Strategic Value Fund	High Income	Total Return	Growth of Income
Security Classification(a)	Fund		Fund	Fund	Fund
Level 1
Common Stock	$ 66,879,616	$ 1,521,709	$ -	$ 26,836,129	$ 4,939,289
Preferred Stock	3,226,029	-	-	-	-
Warrants	7,871,827	-	-	-	-
Total Level 1	$ 77,977,472	$ 1,521,709	$ -	$ 26,836,129	$ 4,939,289

Level 2
Convertible Corporate Bonds	$ -	$ -	$ 10,867,151	$ 1,627,438	$ -
Corporate Bonds	-	-	84,366,576	17,543,668	-
Short-Term Investments	2,190,636	57,392	11,283,219	2,287,257	264,896
Total Level 2	$ 2,190,636	57,392	$ 106,516,946	$ 21,458,363	$ 264,896

Level 3(b)
Total Level 3	$ -	-	$ -	$ -	$ -
Total Assets	$ 80,168,108	$ 1,579,101	$ 106,516,946	$ 48,294,492	$ 5,204,185

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the period ended December 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Liabilities	Value Fund		High Income Fund	Total Return Fund	Growth of Income Fund
Security Classification(c)		Strategic Value Fund
Level 1
Call Options Written	$ -	$ (106,175)	$ -	$ (233,539)	$ -

Total Liabilities Level 1	$ -	$ (106,175)	$ -	$ (233,539)	$ -

(c) As of and during the period ended December 31, 2010, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using  other significant observable inputs).  As of and during the period ended December 31, the Funds had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

No securities were fair valued at December 31, 2010.

b)

     Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)

     Accounting for Options (continued) - The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statements of Operations for the six month period ended December 31, 2010 was as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Strategic Value Fund	Call options written	Call options written, at value	$(106,175)
	Totals		$(106,175)
Total Return Fund	Call options written	Call options written, at value	$(233,539)
	Totals		$(233,539)

The effect of derivative instruments on the Statements of Operations for the six month period ended December 31, 2010 was as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Gain (loss) on Derivatives recognized in income
Strategic Value Fund	Call options written	Net change in unrealized appreciation (depreciation) on options written	$(30,313)
	Totals		$(30,313)
Total Return Fund	Call options written Call options written	Net realized gain (loss) on investments Net change in unrealized appreciation (depreciation) on options written	$71,026 $19,535
	Totals		$90,561

c)

Federal Income Tax – The Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund have qualified and intend to continue to qualify and the Strategic Value Fund intends to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of December 31, 2010, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years or periods ended June 30, 2008, June 30, 2009 and June 30, 2010 for the Funds) and has concluded that no provision for income tax is required in these financial statements.  The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.  No examinations of the Funds’ filings are presently in progress.

d)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

f)

Multiple Class Allocations— Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption fees and sales charges (loads)—A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  A maximum sales charge of 5.75% is imposed on Class A shares of the Value Fund, Strategic Value Fund, Total Return Fund and Growth of Income Fund.  A maximum sales charge of 4.75% is imposed on Class A shares of the High Income Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds.  For the six month period ended December 31, 2010, there were CDSC fees of $2,004, $0, $3,251, $1,194 and $25 paid by shareholders of the Value Fund, Strategic Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively, to the Manager.

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	Increase (Decrease)
For the period ended:
December 31, 2010
Class A
Shares……………………………	2,115,711	(1,751,212)	34,442	398,941
Value…………………………….	$ 28,123,706	$ (21,634,565)	$ 503,392	$ 6,992,533
Class C
Shares……………………………	312,860	(31,287)	4,733	286,306
Value…………………………….	$ 4,089,685	$ (400,996)	$ 68,022	$ 3,756,711
Class I
Shares……………………………	11,122	(23,249)	611	(11,516)
Value…………………………….	$ 150,587	$ (283,700)	$ 8,998	$ (124,115)
For the year ended:
June 30, 2010
Class A
Shares……………………………	4,765,786	(1,489,443)	2,940	3,279,283
Value…………………………….	$ 60,925,857	$ (19,046,889)	$ 36,952	$ 41,915,920
Class C
Shares……………………………	368,015	(39,274)	128	328,869
Value…………………………….	$ 4,696,238	$ (479,065)	$ 1,584	$ 4,218,757
Class I
Shares……………………………	147,816	(153,067)	142	(5,109)
Value…………………………….	$ 2,222,616	$ (1,949,770)	$ 1,788	$ 274,634
CATALYST FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) SEMI-ANNUAL REPORT (2) CAPITAL SHARE TRANSACTIONS (continued)
	Strategic Value Fund
	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
December 31, 2010(1)
Class A
Shares……………………………	136,506	-	157	136,663
Value…………………………….	$ 1,386,000	$ -	$ 1,682	$ 1,387,682
Class C
Shares……………………………	1,665	-	1	1,666
Value…………………………….	$ 16,942	$ -	$ 11	$ 16,953

	High Income Fund
	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
December 31, 2010
Class A
Shares……………………………	4,559,419	(854,434)	676,224	4,381,209
Value…………………………….	$ 33,772,207	$ (6,238,521)	$ 4,857,049	$ 32,390,735
Class C
Shares……………………………	1,296,713	(227,907)	172,465	1,241,271
Value…………………………….	$ 9,425,479	$ (1,686,229)	$ 1,240,353	$ 8,979,603
				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2010
Class A
Shares……………………………	4,929,105	(1,977,055)	365,464	3,317,514
Value…………………………….	$ 33,697,122	$ (13,509,089)	$ 2,499,243	$ 22,687,276
Class C
Shares……………………………	963,131	(216,544)	113,945	860,532
Value…………………………….	$ 6,530,809	$ (1,517,066)	$ 778,411	$ 5,792,154

	Total Return Fund
	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
December 31, 2010
Class A
Shares……………………………	3,283,123	(606,524)	75,975	2,752,574
Value…………………………….	$ 21,460,437	$ (3,953,967)	$ 501,899	$ 18,008,369
Class C
Shares……………………………	1,764,715	(149,420)	74,116	1,689,411
Value…………………………….	$ 11,504,225	$ (961,476)	$ 488,725	$ 11,031,474

For the year ended:
June 30, 2010
Class A
Shares……………………………	982,367	(158,654)	23,286	846,999
Value…………………………….	$ 5,884,765	$ (967,850)	$ 138,013	$ 5,054,928
Class C
Shares……………………………	1,037,750	(225,759)	24,835	836,826
Value…………………………….	$ 6,248,430	$ (1,363,432)	$ 146,067	$ 5,031,065
CATALYST FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) SEMI-ANNUAL REPORT (2) CAPITAL SHARE TRANSACTIONS (continued)
	Growth of Income Fund
	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
December 31, 2010
Class A
Shares……………………………	30,526	(15,912)	3,220	17,834
Value…………………………….	$ 307,809	$ (165,445)	$ 33,391	$ 175,755
Class C
Shares……………………………	6,471	(250)	26	6,247
Value…………………………….	$ 62,500	$ (2,538)	$ 273	$ 60,235
Class I
Shares……………………………	19,354	-	105	19,459
Value…………………………….	$ 199,000	$ -	$ 1,107	$ 200,107

	Growth of Income Fund
	Sold	Redeemed	Reinvested	Net Increase
For the period ended:
June 30, 2010(2)
Class A
Shares……………………………	455,474	(9,501)	2,062	448,035
Value…………………………….	$ 4,613,274	$ (96,971)	$ 18,992	$ 4,535,295
Class C
Shares……………………………	613	-	3	616
Value…………………………….	$ 6,000	$ -	$ 24	$ 6,024

(1) The Strategic Value Fund commenced operations on October 28, 2010.

(2) The Growth of Income Fund commenced operations on December 30, 2009.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Value Fund	$ 44,325,192	$ 32,253,860
Strategic Value Fund(1)	1,408,789	-
High Income Fund	53,211,020	25,228,449
Total Return Fund	39,632,471	11,391,724
Growth of Income Fund	737,374	392,572
(1)For the period October 28, 2010 through December 31, 2010.

There were no government securities purchased or sold during the period.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Strategic Value Fund during the period October 28, 2010 through December 31, 2010 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	318	75,862
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding at end of period	318	$ 75,862

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(4)

OPTIONS WRITTEN (Continued)

A summary of option contracts written by the Total Return Fund during the six month period ended December 31, 2010 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	67	$ 60,604
Options written	2,626	385,346
Options covered	(4)	(4,480)
Options exercised	(689)	(106,793)
Options expired	(497)	(67,038)
Options outstanding at end of period	1,503	$ 267,639

* One option contract is equivalent to one hundred shares of common stock.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions.  The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund and 1.00% of each of the High Income Fund, Total Return Fund and Growth of Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  For the six month period ended December 31, 2010, management fees of $369,180, $405,046, $143,227 and $23,522 were incurred by the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively, and for the period from October 28, 2010 to December 31, 2010, management fees of $2,361 were incurred by the Strategic Value Fund, before the waiver and reimbursement described below, with $54,582, $49,650, and $29,983 remaining payable at December 31, 2010 for the Value Fund, High Income Fund, and Total Return Fund, respectively.  As of December 31, 2010, $4,530 and $19 was due from the Manager for the Strategic Value Fund and Growth of Income Fund, respectively.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) at 1.30% for Class A, Class C and Class I of the Value Fund's average daily net assets through October 31, 2011; at 1.30% for Class A and Class C of the Strategic Value Fund’s average daily net assets through October 31, 2011; at 1.20% for Class A and Class C of the High Income Fund’s average daily net assets through October 31, 2011; at 1.30% for Class A and Class C of the Total Return Fund’s average daily net assets through October 31, 2011; at 1.30% for Class A and Class C of the Growth of Income Fund’s average daily net assets through October 31, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six month period ended December 31, 2010, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Value Fund	$ 84,010	$ -
Strategic Value Fund (1)	2,361	9,892
High Income Fund	26,023	-
Total Return Fund	19,652	-
Growth of Income Fund	23,522	2,311
(1) For the period October 28, 2010 through December 31, 2010.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

As of December 31, 2010, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

		June 30,
Fund	2011	2012	2013	2014
Value Fund	$ 58,304	$ 69,504	$ 128,381	$ 84,010
Strategic Value Fund	-	-	-	12,253
High Income Fund	14,135	58,099	71,289	26,023
Total Return Fund	13,886	56,043	61,864	19,652
Growth of Income Fund	-	-	31,536	25,833

 A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Value Fund, Strategic Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the period ended December 31, 2010, service fees including out-of-pocket expenses of $47,101, $58,747, $24,599 and $7,788 were incurred for the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively, with $9,486, $11,461, $6,178 and $1,359 remaining payable at December 31, 2010 for the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively.  For the period from October 28, 2010 through December 31, 2010, service fees including out-of-pocket expenses of $2,885 were incurred for the Strategic Value Fund, with $1,317 remaining payable at December 31, 2010.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $7,000 per year base fee per Fund.  For the six month period ended December 31, 2010, Matrix earned compliance fees of $3,529, $3,529, $3,529, and $3,529 for the Value Fund, High Income Fund Total Return Fund and Growth of Income Fund, respectively, with $583, $583, $583 and $583 remaining payable at December 31, 2010 for the Value Fund, High Income Fund and Total Return Fund, respectively.  For the period from October 28, 2010 to December 31, 2010, Matrix earned compliance fees of $1,227 for the Strategic Value Fund, with $583 remaining payable at December 31, 2010.

Matrix also acts as Distributor of the Funds’ shares.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund and Growth of Income Funds’ portfolio investments.  For those services, Matrix received $76,330 and $760 from the Value Fund and Growth of Income Fund, respectively, of brokerage commissions for the six month period ended December 31, 2010.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  The Manager reimburses the Distributor for this expense and recoups the expense during the first year as it receives 12b-1 payments.

The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six month period ended December 31, 2010, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Value Fund	$ 64,728	$ 29,443
Strategic Value Fund	466	25
High Income Fund	77,837	93,698
Total Return Fund	17,522	73,141
Growth of Income Fund	5,762	280

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

CCA has informed the Trust that for the six month period ended December 31, 2010, it received underwriter concessions from certain sales of the Funds’ Class A shares of $20,394, $2,222, $33,198, $18,653 and $37 from the Value Fund, Strategic Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively.

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2010 for each Fund were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Value Fund	$ 75,940,906	$ 12,171,919	$ (7,944,717)	$ 4,227,202
Strategic Value Fund	1,390,319	129,470	(46,863)	82,607
High Income Fund	102,168,003	5,754,627	(1,405,684)	4,348,943
Total Return Fund	46,732,957	2,549,494	(1,221,498)	1,327,996
Growth of Income Fund	4,973,959	359,292	(129,066)	230,226

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2010, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Other	Total
	Appreciation	Ordinary	Capital	Capital Loss	Timing	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Differences	Earnings
Value	$ (6,401,428)	$ -	$ -	$ (4,377,619)	$ -	$ (10,779,047)
High Income	1,097,717	2,193,044	1,301,930	-	(62,766)	4,529,925
Total Return	(1,157,764)	113,576	-	-	(36,502)	(1,080,690)
Growth of Income	(412,213)	2,256	-	-	-	(409,957)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of PFIC mark to market income, income on contingent convertible bonds, flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.  Following the March 27, 2009 acquisition by the Value Fund of the Roanoke Small-Cap Growth Fund, the Value Fund acquired all capital loss carryforwards available to the Roanoke Small-Cap Growth Fund.  In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward.  Of the capital losses subject to Section 382, the Fund may only utilize $51,421 in a given year.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  To the extent loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2010, the capital loss carryforwards for the Funds were as follows:

Capital Loss Carryforwards Expiring							Post-October Losses

Fund	2011	2012	2015	2016	2017	Total	Deferred	Utilized
Value	$1,873,061	$764,051	$3,936	$1,422,234	$314,337	$4,377,619	$ -	$2,078,998
Total Return	-	-	-	-	-	-	7,279	-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(6)

TAX MATTERS (continued)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.  The tax character of dividends and distributions paid during the fiscal year ended June 30, 2010 and for the period ended December 31, 2010 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	Six Month Period Ended	Fiscal Year Ended	Six Month Period Ended	Fiscal Year Ended
	December 31, 2010	June 30, 2010	December 31, 2010	June 30, 2010
Value Fund	$ -	$ 42,988	$ 601,210	$ -
Strategic Value Fund(1)	2,124	-	-	-
High Income Fund	5,725,430	5,439,838	2,712,626	267
Total Return Fund	1,243,834	576,200	33,340	3,007
Growth of Income Fund (2)	34,879	19,016	-	-
(1)For the period October 28, 2010 through December 31, 2010. (2)For the period December 30, 2009 through June 30, 2010.

 (7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2010, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Ownership	Value Fund		Strategic Value Fund		High Income Fund		Total Return Fund
	Class C	Class I	Class A	Class C	Class A	Class C	Class A	Class C
American Enterprise Investment Services	-	-	-	94%	-	-	-	-
First Clearing, LLC	37%	-	-	-	-	30%	-	67%
LPL Financial Corp.	-	-	27%	-	38%	-	31%	-
Oppenheimer & Co.	-	46%	-	-	-	-	-	-
Reliance Trust Co.	-	-	-	-	-	-	-	-
Ownership	Growth of Income Fund
	Class A	Class C
First Clearing, LLC	-	-
LPL Financial Corp.	-	-
Oppenheimer & Co.	-	-
Pershing, LLC	-	77%
Reliance Trust Co.	41%	-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

(9)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(10)

PAYMENTS BY AFFILIATES AND NET GAINS (LOSSES) REALIZED ON TRADING ERROR

As a result of a trade error by the Manager, the Value Fund experienced an aggregate loss of $33,357, which was reimbursed by the Manager, resulting in a net loss to the Value Fund of $0.

(11)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six months ended December 31, 2010, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Catalyst Value Fund Class A	-	0.120132
Catalyst Value Fund Class C	-	0.120132
Catalyst Value Fund Class I	-	0.120132
Catalyst/SMH High Income Fund Class A	0.469608	0.197969
Catalyst/SMH High Income Fund Class C	0.443226	0.197969
Catalyst/SMH Total Return Income Fund Class A	0.257605	0.005084
Catalyst/SMH Total Return Income Fund Class C	0.229811	0.005084
Catalyst/Groesbeck Growth of Income Fund Class A	0.072730	-
Catalyst/Groesbeck Growth of Income Fund Class C	0.041441	-
Catalyst/Groesbeck Growth of Income Fund Class I	0.057161	-
Catalyst Strategic Value Fund Class A	0.016225	-
Catalyst Strategic Value Fund Class C	0.006807	-

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

The Funds’ portfolio holdings were divided among the following sectors (percentages are based on market value of each Fund’s portfolio holdings as of December 31, 2010, and are subject to change) (unaudited):

Value Fund
Industry	Percentage	Industry	Percentage
Advertising	1.41%	Internet	4.05%
Airlines	7.29%	Mining	0.12%
Apparel	4.69%	Miscellaneous Manufacturing	1.23%
Auto Parts & Equipment	6.82%	Oil & Gas	0.88%
Biotechnology	1.78%	Pharmaceuticals	1.42%
Coal	1.55%	Real Estate Investment Trusts	3.08%
Commercial Services	4.29%	Savings & Loans	1.19%
Electrical Components & Equipment	1.21%	Semiconductors	8.63%
Energy - Alternate Sources	1.82%	Short-Term Investments	2.73%
Entertainment	5.82%	Software	1.00%
Healthcare - Products	3.29%	Telecommunications	15.03%
Healthcare - Services	9.03%	Textiles	2.51%
Holding Companies – Diversified	0.56%	Transportation	8.38%
Housewares	0.19%	Total	100.00%

CATALYST FUNDS

ADDITIONAL INFORMATION

December 31, 2010 (Unaudited)

                                         SEMI-ANNUAL REPORT

High Income Fund
Industry	Percentage	Industry	Percentage
Banks	4.49%	Home Builders	7.36%
Commercial Services	4.14%	Lodging	8.77%
Diversified Financial Services	16.40%	Miscellaneous Manufacturing	2.72%
Electrical Components & Equipment	4.80%	Oil & Gas	15.40%
Energy - Alternate Sources	3.15%	Short-Term Investments	10.59%
Entertainment	4.70%	Telecommunications	15.26%
Healthcare - Services	2.22%	Total	100.00%

Total Return Fund
Industry	Percentage	Industry	Percentage
Apparel	0.80%	Lodging	5.22%
Banks	6.72%	Oil & Gas	11.08%
Beverages	0.81%	Pharmaceuticals	3.48%
Business Development Companies	10.80%	Real Estate Investment Trusts	7.97%
Commercial Services	3.61%	Retail	1.53%
Computers	4.87%	Semiconductors	2.34%
Diversified Financial Services	8.94%	Short-Term Investments	4.76%
Electrical Components & Equipment	2.72%	Telecommunications	10.20%
Entertainment	4.10%	Transportation	1.40%
Home Builders	6.16%	Trucking & Leasing	1.31%
Internet	1.18%	Total	100.00%

Growth of Income Fund
Industry	Percentage	Industry	Percentage
Aerospace & Defense	8.58%	Insurance	3.15%
Apparel	2.68%	Media	2.14%
Beverages	2.91%	Miscellaneous Manufacturing	3.14%
Chemicals	6.25%	Oil & Gas	3.17%
Computers	3.84%	Pharmaceuticals	6.10%
Cosmetics & Personal Care	5.49%	Pipelines	7.25%
Diversified Financial Services	3.37%	Retail	9.21%
Electric	5.27%	Semiconductors	4.11%
Food	3.14%	Short-Term Investments	3.03%
Healthcare - Products	9.13%	Software	5.09%
Household Products	2.95%	Total	100.00%

Strategic Value Fund
Industry	Percentage	Industry	Percentage
Aerospace & Defense	3.35%	Machinery	2.56%
Biotechnology	2.53%	Media	6.15%
Commercial Services	1.67%	Pharmaceuticals	1.62%
Communications Equipment	4.89%	Professional Services	2.61%
Computers & Peripherals	2.47%	Semiconductors	3.10%
Diversified Consumer Services	12.19%	Short-Term Investments	3.90%
Diversified Telecommunication Services	3.06%	Software	3.94%
Healthcare Providers & Services	17.44%	Specialty Retail	17.88%
IT Services	7.55%	Tobacco	3.09%
		Total	100.00%

Board Deliberations Regarding Approval of Catalyst Strategic Value Fund Management Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, the Catalyst Strategic Value Fund (the “Fund”), and Catalyst Capital Advisors, LLC (the “Advisor”) at a meeting of the Board of Trustees held on May 25, 2010.

In connection with their deliberations regarding approval of the Management Agreement with the Advisor, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to, a series of questions regarding, among other things, the investment performance of the Advisor’s advised funds, the Advisor’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the Advisor’s anticipated profitability from managing the Fund.  The Trustees noted that the Advisor will receive the benefit of 12b-1 fees.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, as to the investment performance of the Advisor, the Trustees did consider the investment performance of other Funds advised by the Advisor.  Based upon their review, the Trustees concluded that the Adviser’s performance was satisfactory.

As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed, in particular, the experience of the proposed portfolio manager for the Fund.  The Board noted that the Advisor did not intend to engage in any soft dollar arrangements with respect to the Fund.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the Fund.

As to the nature, extent, and quality of the services to be provided by the Advisor to the Fund, the Trustees considered the Advisor’s duties under the terms of the Management Agreement.  The Board discussed the history of the firm and the firm’s investment philosophy.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s estimates of profitability and its financial condition.  The Trustees noted that the Advisor did not anticipate earning a profit on its services to the Fund in the short-term until sufficient assets were invested in the Fund.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratios of the Fund with the expense ratios of the funds in the peer group.  The Board noted the Advisor’s explanation regarding how the peer group was selected, noting that the group included funds in Morningstar’s Mid Cap Value Category with assets under management of less than $200 million and with a similar sized fund family.  The Board also noted that the peer group included three long/short funds because the Fund will also hold short positions.  The Trustees noted that the Fund’s contractual management fee of 1.25% was at the high end of the peer group, but the Fund’s net expense ratio was within the range for the peer group.  The Board considered that the fees did not reflect the significant amount of administrative services that the Advisor will provide to the Fund at no additional charge.  The Board also noted that the peer group funds were selected based on their similarity to the Fund and without the benefit of seeing their management fee prior to selection for the peer group.

The Board also considered that fees charged by the Advisor to the other Advisor-advised funds were between 1.00% and 1.25% of the respective fund’s net assets.  The Trustees also considered the Advisor’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  The Board noted that the Advisor agreed to waive management fees and reimburse expenses to limit the Fund’s annual operating expenses (excluding certain expenses) to 1.55% and 2.30% of the Fund’s average daily net assets through June 30, 2012 for its Class A and Class C shares, respectively.  The Trustees agreed that the management fee was reasonable based on the Fund’s complex strategy and the significant administrative services to be provided by the Advisor.  Following the discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable in light of the quality of services the Fund expects to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement between the Trust and the Advisor does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Management Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Management Agreement.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

December 31, 2010

Compass EMP Mutual Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

COMPASS EMP MUTUAL FUNDS                                              SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/10 through 12/31/10.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Compass EMP Multi-Asset Balanced Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+9.81%)	$ 1,000.00	1.15%	$ 1,098.10	$ 6.08
Class C (+9.42%)	1,000.00	1.90%	1,094.20	10.03
Class T (+9.72%)	1,000.00	1.40%	1,097.20	7.40
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.40	5.85
Class C	1,000.00	1.90%	1,015.60	9.65
Class T	1,000.00	1.40%	1,018.10	7.12

Compass EMP Multi-Asset Growth Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+20.33%)	$ 1,000.00	1.45%	$ 1,203.30	$ 8.05
Class C (+19.90%)	1,000.00	2.20%	1,199.00	12.19
Class T (+20.12%)	1,000.00	1.70%	1,201.20	9.43
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17
Class T	1,000.00	1.70%	1,016.60	8.64

COMPASS EMP MUTUAL FUNDS                                              SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Compass EMP Alternative Strategies Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (+15.47%)	$ 1,000.00	1.45%	$ 1,154.70	$ 7.87
Class C (+15.09%)	1,000.00	2.20%	1,150.90	11.93
Class T (+15.33%)	1,000.00	1.70%	1,153.30	9.23
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.38
Class C	1,000.00	2.20%	1,014.10	11.17
Class T	1,000.00	1.70%	1,016.60	8.64

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.15% 1.90% and1.40% for the Compass EMP Multi-Asset Balanced Fund Class A, Class C and Class T shares, respectively; 1.45%, 2.20% and 1.70% for the Compass EMP Multi-Asset Growth Fund Class A, Class C and Class T shares, respectively; and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Strategies Fund Class A, Class C and Class T shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated February 4, 2011 were as follows:
Compass EMP Multi-Asset Balanced Fund Class A, gross of fee waivers or expense reimbursements	1.77%
Compass EMP Multi-Asset Balanced Fund Class A, after waiver and reimbursement	1.55%
Compass EMP Multi-Asset Balanced Fund Class C, gross of fee waivers or expense reimbursements	2.53%
Compass EMP Multi-Asset Balanced Fund Class C, after waiver and reimbursement	2.30%
Compass EMP Multi-Asset Balanced Fund Class T, gross of fee waivers or expense reimbursements	2.03%
Compass EMP Multi-Asset Balanced Fund Class T, after waiver and reimbursement	1.80%
Compass EMP Multi-Asset Growth Fund Class A, gross of fee waivers or expense reimbursements	2.58%
Compass EMP Multi-Asset Growth Fund Class A, after waiver and reimbursement	2.06%
Compass EMP Multi-Asset Growth Fund Class C, gross of fee waivers or expense reimbursements	3.33%
Compass EMP Multi-Asset Growth Fund Class C, after waiver and reimbursement	2.81%
Compass EMP Multi-Asset Growth Fund Class T, gross of fee waivers or expense reimbursements	2.80%
Compass EMP Multi-Asset Growth Fund Class T, after waiver and reimbursement	2.31%
Compass EMP Alternative Strategies Fund Class A, gross of fee waivers or expense reimbursements	14.04%
Compass EMP Alternative Strategies Fund Class A, after waiver and reimbursement	2.12%
Compass EMP Alternative Strategies Fund Class C, gross of fee waivers or expense reimbursements	14.79%
Compass EMP Alternative Strategies Fund Class C, after waiver and reimbursement	2.87%
Compass EMP Alternative Strategies Fund Class T, gross of fee waivers or expense reimbursements	14.29%
Compass EMP Alternative Strategies Fund Class T, after waiver and reimbursement	2.37%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 0.90% for the Compass EMP Multi-Asset Balanced Fund’s average daily net assets; at 1.20% for the Compass EMP Multi-Asset Growth Fund’s and the Compass EMP Alternative Strategies Fund’s average daily net assets through October 31, 2012.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 1.25% for Class A, 2.00% for Class C and 1.51% for Class T of the Compass EMP Multi-Asset Balanced Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 1.86% for Class A, 2.61% for Class C and 2.11% for Class T of the Compass EMP Multi-Asset Growth Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 2.42% for Class A, 3.16% for Class C and 2.66% for Class T of the Compass EMP Alternative Strategies Fund.   Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the six month period ended December 31, 2010.

Compass EMP Multi-Asset Balanced Fund asset allocation as of December 31, 2010.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF) and/or future contracts.

(as a percentage of portfolio holdings)(Unaudited)

The percentages below may not equal 100% due to rounding.

Compass EMP Multi-Asset Growth Fund asset allocation as of December 31, 2010.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF) and/or future contracts.

(as a percentage of portfolio holdings)(Unaudited)

The percentages below may not equal 100% due to rounding.

Compass EMP Alternative Strategies Fund asset allocation as of December 31, 2010.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF) and/or future contracts.

(as a percentage of portfolio holdings)(Unaudited)

The percentages below may not equal 100% due to rounding.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (78.28%)

Currency Fund - (6.03%)
WisdomTree Dreyfus Emerging Currency Fund	148,725	$ 3,355,236

Debt Funds - (48.85%)
iShares Barclays 3-7 Year Treasury Bond Fund	37,087	4,252,024
iShares Barclays Aggregate Bond Fund	40,417	4,274,098
iShares Barclays Intermediate Credit Bond Fund	41,042	4,316,798
iShares Barclays TIPS Bond Fund	23,387	2,514,570
iShares S&P / Citigroup International Treasury Bond Fund	24,666	2,522,592
SPDR Barclays Capital International Treasury Bond ETF	43,082	2,518,574
SPDR Barclays Capital TIPS ETF	47,336	2,514,488
Vanguard Total Bond Market ETF	52,947	4,250,056
		27,163,200
Equity Funds - (23.40%)
iShares Cohen & Steers Realty Majors Index Fund	12,493	821,040
iShares Dow Jones US Real Estate Index Fund	14,537	813,491
iShares Russell 3000 Index Fund	22,060	1,653,397
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	30,995	1,221,513
PowerShares FTSE RAFI Emerging Markets Portfolio	15,810	407,582
PowerShares FTSE RAFI US 1000 Portfolio	22,373	1,251,769
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,806	439,055
PowerShares S&P 500 BuyWrite Portfolio	71,905	1,499,219
SPDR Dow Jones International Real Estate ETF	20,428	795,262
SPDR S&P 500 ETF Trust	9,819	1,235,034
WisdomTree DEFA Fund	26,167	1,239,531
WisdomTree Emerging Markets Equity Income Fund	6,899	411,801
WisdomTree International Real Estate Fund	27,658	791,849
WisdomTree SmallCap Earnings Fund	8,274	429,834
		13,010,377
TOTAL EXCHANGE-TRADED FUNDS (Cost $40,483,405)		43,528,813

SHORT-TERM INVESTMENTS - (20.23%)
Fidelity Institutional Money Market Portfolio - 0.16% **	11,248,649	11,248,649
TOTAL SHORT-TERM INVESTMENTS (Cost $11,248,649)		11,248,649

Total Investments (Cost $51,732,054) - 98.51%		$ 54,777,462

Other Assets in Excess of Liabilities, Net - 1.49%		830,906

Net Assets - 100%		$ 55,608,368

* Non-income producing security.
** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum Futures, April 2011	3	$ 184,613	$ 10,082
Coffee "C" Futures, March 2011	6	541,125	79,176
Copper Futures, March 2011	5	555,875	78,133
Corn 2nd Futures, March 2011	18	566,100	76,953
Cotton #2 Futures, March 2011	6	434,430	81,626
Crude Oil Futures, February 2011	6	548,280	16,299
Gasoline RBOB Futures, February 2011	2	204,145	9,661
Gold CMX Futures, February 2011	3	426,420	10,309
Heating Oil Futures, February 2011	2	213,562	4,000
Live Cattle 2nd Futures, February 2011	11	476,740	13,762
Silver CMX Futures, March 2011	1	154,685	8,256
Soybean Futures, March 2011	7	175,110	33,222
Soybean Meal Futures, March 2011	5	491,050	12,430
Soybean Oil Futures, March 2011	5	186,950	11,020
Sugar #11 Futures, March 2011	4	143,898	15,664
Wheat Futures, March 2011	4	158,850	3,234
Zinc Futures, April 2011	3	181,125	14,206
		5,642,958	478,033
Currency Futures
Australian Dollar Futures, March 2011	14	1,419,740	56,231
British Pound Futures, March 2011	14	1,363,338	(14,968)
Canadian Dollar Futures, March 2011	11	1,104,840	17,397
Euro Futures, March 2011	7	1,169,350	7,369
Japanese Yen Futures, March 2011	9	1,386,900	37,881
New Zealand Dollar Futures, March 2011	15	1,162,800	33,172
Swiss Franc Futures, March 2011	11	1,473,175	78,612
		9,080,143	215,694
Equity Futures
FSTE NEW 100 Futures, March 2011	3	275,722	6,006
S&P 500 E-Mini Futures, March 2011	5	313,250	7,313
SGX Nikkei Futures, March 2011	5	314,270	1,693
		903,242	15,012
Fixed Income Futures
Long Gilt Futures, March 2011	2	372,713	(691)
Total Long Future Contracts		$ 15,999,056	$ 708,048

	Number of	Underlying Face	Unrealized
Short Future Contracts	Contracts	Amount at Fair Value	Depreciation

Commodity Futures
Cocoa Futures, March 2011	5	$ 151,750	$ (5,550)
Lean Hogs Futures, February 2011	5	159,500	(8,122)
Natural Gas Futures, February 2011	11	484,550	(24,238)
		795,800	(37,910)
Fixed Income Futures
Euro Bund Futures, March 2011	2	335,054	(2,225)
SGX 10-Yr Japanese Bond E-Mini Futures, March 2011	2	346,245	(2,512)
U.S. Long Bond Futures, March 2011	3	366,375	(853)
		1,047,674	(5,590)
Total Short Future Contracts		$ 1,843,474	$ (43,500)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (82.97%)
Commodity Funds - (14.27%)
GreenHaven Continuous Commodity Index Fund	49,068	$ 1,616,791
PowerShares DB Commodity Index Tracking Fund *	58,063	1,601,377
		3,218,168
Currency Fund - (13.35%)
PowerShares DB G10 Currency Harvest Fund *	126,862	3,011,704

Equity Funds - (55.35%)
iShares Cohen & Steers Realty Majors Index Fund	11,818	776,679
iShares Dow Jones US Real Estate Index Fund	13,883	776,893
iShares Russell 3000 Index Fund	20,744	1,554,763
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	29,768	1,173,157
PowerShares FTSE RAFI Emerging Markets Portfolio	15,285	394,047
PowerShares FTSE RAFI US 1000 Portfolio	20,786	1,162,977
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,339	408,929
PowerShares S&P 500 BuyWrite Portfolio	74,577	1,554,930
SPDR Dow Jones International Real Estate ETF	20,102	782,571
SPDR S&P 500 ETF Trust	9,054	1,138,812
WisdomTree DEFA Fund	24,672	1,168,712
WisdomTree Emerging Markets Equity Income Fund	6,772	404,221
Wisdom Tree International Real Estate Fund	27,259	780,425
WisdomTree SmallCap Earnings Fund	7,825	406,509
		12,483,625
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,613,653)		18,713,497

SHORT-TERM INVESTMENTS - (16.42%)
Fidelity Institutional Money Market Portfolio - 0.16% **	3,702,847	3,702,847
TOTAL SHORT-TERM INVESTMENTS - (Cost $3,702,847)		3,702,847

Total Investments (Cost $19,316,500) - 99.39%		$ 22,416,344

Other Assets in Excess of Liabilities, Net - 0.61%		137,576

Net Assets - 100%		$ 22,553,920

* Non-income producing security.
** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Coffee "C" Futures, March 2011	4	$ 360,750	$ 52,934
Copper Futures, March 2011	3	333,525	55,114
Corn 2nd Futures, March 2011	10	314,500	48,460
Cotton #2 Futures, March 2011	4	289,620	66,024
Crude Oil Futures, February 2011	3	274,140	8,149
Gold CMX Futures, February 2011	2	284,280	9,153
Live Cattle 2nd Futures, February 2011	6	260,040	8,314
Soybean Futures, March 2011	4	280,600	18,984
		2,397,455	267,132
Currency Futures
Australian Dollar Futures, March 2011	3	304,230	12,050
British Pound Futures, March 2011	3	292,144	(3,311)
Japanese Yen Futures, March 2011	2	308,200	8,418
Swiss Franc Futures, March 2011	2	267,850	14,293
		1,172,424	31,450
Equity Futures
FSTE NEW 100 Futures, March 2011	3	275,722	6,006
S&P 500 E-Mini Futures, March 2011	5	313,250	7,313
SGX Nikkei Futures, March 2011	5	314,270	1,693
		903,242	15,012
Fixed Income Futures
Long Gilt Futures, March 2011	2	372,713	1,618
Total Long Future Contracts		$ 4,845,834	$ 315,212

	Number of	Underlying Face	Unrealized
Short Future Contracts	Contracts	Amount at Fair Value	Depreciation

Commodity Futures
Natural Gas Futures, February 2011	8	$ 352,400	$ (19,348)

Fixed Income Futures
Euro Bund Futures, March 2011	2	335,054	(2,225)
SGX 10-Yr Japanese Bond E-Mini Futures, March 2011	2	346,245	(2,512)
U.S. Long Bond Futures, March 2011	2	244,250	(569)
		925,549	(5,306)
Total Short Future Contracts		$ 1,277,949	$ (24,654)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (80.29%)

Commodity Funds - (15.97%)
GreenHaven Continuous Commodity Fund *	93,196	$ 3,070,808
PowerShares DB Commodity Index Tracking Fund *	111,321	3,070,233
		6,141,041
Currency Funds - (17.73%)
PowerShares DB G10 Currency Harvest Fund *	254,828	6,049,617
WisdomTree Dreyfus Emerging Currency Fund *	33,895	764,671
		6,814,288
Debt Funds - (14.90%)
iShares Barclays TIPS Bond Fund	13,330	1,433,242
iShares S&P/Citigroup International Treasury Bond Fund	13,994	1,431,166
SPDR Barclays Capital International Treasury Bond ETF	24,464	1,430,166
SPDR Barclays Capital TIPS ETF	26,970	1,432,646
		5,727,220
Equity Fund- (31.69%)
iShares Cohen & Steers Realty Majors	23,201	1,524,770
iShares Dow Jones US Real Estate Index Fund	27,118	1,517,523
iShares Russell 300 Index Fund	40,475	3,033,601
PowerShares S&P 500 BuyWrite Portfolio	145,595	3,035,656
SPDR Dow Jones International Real Estate ETF	39,722	1,546,378
WisdomTree International Real Estate Fund	53,294	1,525,807
		12,183,735
TOTAL EXCHANGE-TRADED FUNDS (Cost $30,327,760)		30,866,284

SHORT-TERM INVESTMENTS - (17.81%)
Fidelity Institutional Money Market Portfolio - 0.16% **	6,844,964	6,844,964
TOTAL SHORT-TERM INVESTMENTS - (Cost $6,844,964)		6,844,964

Total Investments (Cost $37,172,724) - 98.10%		$ 37,711,248

Other Assets in Excess of Liabilities, Net - 1.90%		730,147

Net Assets - 100%		$ 38,441,395

* Non-income producing security.
** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Coffee "C" Futures, March 2011	7	$ 631,313	$ 91,135
Copper Futures, March 2011	5	555,875	63,845
Corn 2nd Futures, March 2011	19	597,550	66,724
Cotton #2 Futures, March 2011	8	579,240	79,818
Crude Oil Futures, February 2011	6	548,280	16,299
Gold CMX Futures, February 2011	4	568,560	8,586
Live Cattle 2nd Futures, February 2011	12	520,080	11,227
Soybean Futures, March 2011	8	561,200	37,968
		4,562,098	375,602
Currency Futures
Australian Dollar Futures, March 2011	5	507,050	19,522
British Pound Futures, March 2011	6	584,288	(4,940)
Japanese Yen Futures, March 2011	4	616,400	16,836
Swiss Franc Futures, March 2011	4	535,700	28,586
		2,243,438	60,004
Equity Futures
FSTE NEW 100 Futures, March 2011	6	551,443	12,012
S&P 500 E-Mini Futures, March 2011	9	563,850	13,162
SGX Nikkei Futures, March 2011	9	565,686	3,047
		1,680,979	28,221
Fixed Income Futures
Long Gilt Futures, March 2011	3	559,070	992
Total Long Future Contracts		$ 9,045,585	$ 464,819

	Number of	Underlying Face	Unrealized
Short Future Contracts	Contracts	Amount at Fair Value	Depreciation

Commodity Futures
Natural Gas Futures, February 2011	12	$ 528,600	$ (26,442)

Fixed Income Futures
Euro Bund Futures, March 2011	3	502,581	(3,297)
SGX 10-Yr Japanese Bond E-Mini Futures, March 2011	3	519,367	(3,768)
U.S. Long Bond Futures, March 2011	5	610,625	(1,422)
		1,632,573	(8,487)
Total Short Future Contracts		$ 2,161,173	$ (34,929)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
Assets:
Investments in securities, at value	$ 54,777,462	$ 22,416,344
Cash deposited at brokers for future contracts	1,514,350	454,272
Receivables:
Capital shares sold	93,768	15,632
Variation margin	135,370	38,447
Dividends	173,243	98,117
Interest	1,223	344
Prepaid expenses	19,363	14,583
Total assets	56,714,779	23,037,739

Liabilities:
Payables:
Investments purchased	471,921	331,108
Capital shares redeemed	225,944	25,636
Distributions payable	229,272	77,491
Distribution fees	37,674	14,568
Due to custodian	90,446	-
Due to Manager	18,970	7,754
Due to administrator	14,947	8,142
Other liabilities and accrued expenses	17,237	19,120
Total liabilities	1,106,411	483,819
Net Assets	$ 55,608,368	$ 22,553,920

Net Assets consist of:
Paid-in capital	$ 51,361,844	$ 19,401,607
Accumulated net realized gain (loss) on investments	536,567	(265,093)
Accumulated net investment income	1	27,004
Net unrealized appreciation on investments	3,045,408	3,099,844
Net unrealized appreciation on future contracts	664,548	290,558

Total Net Assets	$ 55,608,368	$ 22,553,920

Investments in securities, at cost	$ 51,732,054	$ 19,316,500

Class A shares:
Net Assets	$ 35,803,667	$ 17,004,309
Shares of beneficial interest outstanding (1)	2,896,270	1,327,100
Net Asset Value price per share	$ 12.36	$ 12.81

Maximum offering price per share (2)	$ 13.11	$ 13.59
Minimum redemption price per share (3)	$ 12.24	$ 12.68

Class C shares:
Net Assets	$ 11,327,270	$ 4,438,111
Shares of beneficial interest outstanding (1)	920,136	349,234
Net Asset Value and offering price per share	$ 12.31	$ 12.71

Minimum redemption price per share (3)	$ 12.19	$ 12.58

Class T shares:
Net Assets	$ 8,477,431	$ 1,111,500
Shares of beneficial interest outstanding (1)	687,188	87,081
Net Asset Value per share	$ 12.34	$ 12.76

Maximum offering price per share (2)	$ 12.79	$ 13.22
Minimum redemption price per share (3)	$ 12.22	$ 12.63

(1) Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

Compass EMP
Alternative
Strategies Fund
Assets:
Investments in securities, at value	$ 37,711,248
Cash deposited at brokers for future contracts	892,712
Receivables:
Capital shares sold	72,585
Dividends	203,034
Interest	1,315
Variation margin	72,291
Prepaid expenses	18,842
Total assets	38,972,027

Liabilities:
Payables:
Investments purchased	439,549
Distributions payable	19,734
Distribution fees	9,185
Due to custodian	20,403
Due to Manager	17,583
Due to administrator	10,436
Other liabilities and accrued expenses	13,742
Total liabilities	530,632
Net Assets	$ 38,441,395

Net Assets consist of:
Paid-in capital	$ 37,460,033
Accumulated net realized gain on investments	11,929
Accumulated net investment income	1,019
Net unrealized appreciation on investments	538,524
Net unrealized appreciation on future contracts	429,890

Total Net Assets	$ 38,441,395

Investments in securities, at cost	$ 37,172,724

Class A shares:
Net Assets	$ 37,006,357
Shares of beneficial interest outstanding (1)	3,422,837
Net Asset Value price per share	$ 10.81

Maximum offering price per share (2)	$ 11.47
Minimum redemption price per share (3)	$ 10.70

Class C shares:
Net Assets	$ 1,303,560
Shares of beneficial interest outstanding (1)	121,067
Net Asset Value and offering price per share	$ 10.77

Minimum redemption price per share (3)	$ 10.66

Class T shares:
Net Assets	$ 131,478
Shares of beneficial interest outstanding (1)	12,191
Net Asset Value per share (4)	$ 10.79

Maximum offering price per share (2)	$ 11.18
Minimum redemption price per share (3)	$ 10.68

(1) Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)
(4)	NAV does not recompute due to rounding.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
	For the	For the
	Six Month	Six Month
	Period Ended	Period Ended
	December 31, 2010	December 31, 2010
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$ 779,093	$ 336,139
Interest	3,587	839
Total investment income	782,680	336,978

Expenses:
Management fees	125,031	80,700
Distribution and/or service (12b-1) fees - Class A	42,260	19,344
Distribution and/or service (12b-1) fees - Class C	46,204	19,659
Distribution and/or service (12b-1) fees - Class T	17,409	1,920
Accounting and transfer agent fees and expenses	76,569	38,649
Registration fees	13,047	9,107
Custody fees	7,562	6,050
Audit fees	6,554	6,554
Compliance officer compensation	6,050	6,050
Legal fees	6,050	6,050
Networking Fees	4,370	2,935
Miscellaneous	2,395	3,471
Pricing fees	1,452	968
Insurance fees	746	746
Trustees' fees	579	577
Printing fees	504	504
Total expenses	356,782	203,284
Less: fees waived (Note 4)	(25,847)	(41,306)
Net expenses	330,935	161,978

Net investment income	451,745	175,000

Realized and unrealized gain on investments:
Net realized gain on investments and foreign currency transactions	1,248,298	546,918
Net realized gain on future contracts	43,042	59,357
Net change in unrealized appreciation on investments and foreign currency transactions	2,037,673	2,575,619
Net unrealized appreciation on future contracts	664,548	290,558
Net realized and unrealized gain on investments	3,993,561	3,472,452

Net increase in net assets resulting from operations	$ 4,445,306	$ 3,647,452

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Compass EMP
Alternative
Strategies Fund
For the
Six Month
Period Ended
December 31, 2010
(Unaudited)
Investment income:
Dividends	$ 458,688
Interest	1,564
Total investment income	460,252

Expenses:
Management fees	35,477
Distribution and/or service (12b-1) fees - Class A	9,713
Distribution and/or service (12b-1) fees - Class C	5,112
Distribution and/or service (12b-1) fees - Class T	190
Accounting and transfer agent fees and expenses	25,283
Registration fees	8,622
Audit fees	6,554
Compliance officer compensation	6,050
Legal fees	6,050
Miscellaneous	3,511
Custody fees	2,521
Pricing fees	907
Trustees' fees	579
Printing fees	504
Total expenses	111,073
Less: fees waived and expenses absorbed (Note 4)	(42,840)
Net expenses	68,233

Net investment income	392,019

Realized and unrealized gain on investments:
Net realized gain on investments and foreign currency transactions	31,931
Net realized gain on future contracts	15,608
Net change in unrealized appreciation on investments and foreign currency transactions	619,903
Net unrealized appreciation on future contracts	429,890
Net realized and unrealized gain on investments	1,097,332

Net increase in net assets resulting from operations	$ 1,489,351

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Balanced Fund
	For the
	Six Month	For the
	Period Ended	Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 451,745	$ 352,948
Net realized gain on investments	1,291,340	1,610,336
Net change in unrealized appreciation (depreciation)
on investments	2,702,221	(554,861)
Net increase in net assets resulting from operations	4,445,306	1,408,423

Distributions to shareholders from:
Net investment income - Class A	(319,242)	(312,629)
Net investment income - Class C	(66,773)	(24,686)
Net investment income - Class T	(65,729)	(15,633)
Net realized gains - Class A	(1,523,019)	-
Net realized gains - Class C	(482,163)	-
Net realized gains - Class T	(358,552)	-
Total distributions to shareholders	(2,815,478)	(352,948)

Increase in net assets from capital share
transactions (Note 2)	12,007,713	24,078,265

Total increase in net assets	13,637,541	25,133,740

Net Assets:
Beginning of period	41,970,827	16,837,087
End of period	$ 55,608,368	$ 41,970,827
Undistributed net investment income	$ 1	$ -

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Growth Fund
	For the
	Six Month	For the
	Period Ended	Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 175,000	$ 18,479
Net realized gain on investments	606,275	450,389
Net change in unrealized appreciation (depreciation)
on investments	2,866,177	(261,394)
Net increase in net assets resulting from operations	3,647,452	207,474

Distributions to shareholders from:
Net investment income - Class A	(128,098)	(44,825)
Net investment income - Class C	(11,347)	(653)
Net investment income - Class T	(8,551)	(4)
Net realized gains - Class A	(971,814)	-
Net realized gains - Class C	(257,929)	-
Net realized gains - Class T	(63,513)	-
Total distributions to shareholders	(1,441,252)	(45,482)

Increase in net assets from capital share
transactions (Note 2)	2,432,444	8,819,693

Total increase in net assets	4,638,644	8,981,685

Net Assets:
Beginning of period	17,915,276	8,933,591
End of period	$ 22,553,920	$ 17,915,276
Accumulated undistributed net investment income	$ 27,004	$ -

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS		SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Compass EMP Alternative Strategies Fund
	For the
	Six Month	For the
	Period Ended	Period Ended
	December 31, 2010	June 30, 2010 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$ 392,019	$ (1,022)
Net realized gain (loss) on investments	47,539	(35,611)
Net unrealized appreciation (depreciation)
on investments	1,049,793	(81,379)
Net increase (decrease) in net assets resulting from operations	1,489,351	(118,012)

Distributions to shareholders from:
Net investment income - Class A	(382,557)	-
Net investment income - Class C	(7,263)	-
Net investment income - Class T	(1,179)	-
Total distributions to shareholders	(390,999)	-

Increase in net assets from capital share
transactions (Note 2)	35,314,643	2,146,412

Total increase in net assets	36,412,995	2,028,400

Net Assets:
Beginning of period	2,028,400	-
End of period	$ 38,441,395	$ 2,028,400
Accumulated net investment income	$ 1,019	$ -

(1) The Compass EMP Alternative Strategies Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class A

	For the
	Six Month		For the		For the
	Period Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.86		$ 10.93		$ 10.00

Investment Operations:
Net investment income	0.12		0.15		0.08
Net realized and unrealized gain on
investments	1.05		0.93		0.92
Total from investment operations	1.17		1.08		1.00

Distributions from:
Net investment income	(0.12)		(0.15)		(0.08)
Net realized gain	(0.55)		-		-
Total from distributions	(0.67)		(0.15)		(0.08)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.36		$ 11.86		$ 10.93

Total Return (b)	9.81%		9.87%		10.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 35,804		$ 29,880		$ 15,707

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.25%	(d)	1.37%		2.10%	(d)
After fees waived and expenses absorbed (c)	1.15%	(d)	1.15%		1.15%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	1.84%	(d)	1.12%		1.30%	(d)
After fees waived and expenses absorbed (c)	1.95%	(d)	1.34%		2.25%	(d)

Portfolio turnover rate	30.25%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class C
	For the
	Six Month		For the		For the
	Period Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.82		$ 10.92		$ 10.00

Investment Operations:
Net investment income	0.07		0.08		0.05
Net realized and unrealized gain on
investments	1.05		0.91		0.91
Total from investment operations	1.12		0.99		0.96

Distributions from:
Net investment income	(0.08)		(0.09)		(0.05)
Net realized gain	(0.55)		-		-
Total from distributions	(0.63)		(0.09)		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.31		$ 11.82		$ 10.92

Total Return (b)	9.42%		9.03%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,327		$ 7,124		$ 1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.00%	(d)	2.13%		2.85%	(d)
After fees waived and expenses absorbed (c)	1.90%	(d)	1.90%		1.90%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	1.21%	(d)	0.32%		0.63%	(d)
After fees waived and expenses absorbed (c)	1.31%	(d)	0.55%		1.58%	(d)

Portfolio turnover rate	30.25%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class T
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.84		$ 12.23

Investment Operations:
Net investment income	0.10		0.11
Net realized and unrealized gain (loss) on
investments	1.05		(0.38)
Total from investment operations	1.15		(0.27)

Distributions from:
Net investment income	(0.10)		(0.12)
Net realized gain	(0.55)		-
Total from distributions	(0.65)		(0.12)

Paid in Capital from Redemption Fees	-	(a)	-	(a)

Net Asset Value, End of Period	$ 12.34		$ 11.84

Total Return (b)	9.72%		(2.21)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,477		$ 4,967

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.51%	(d)	1.63%	(d)
After fees waived and expenses absorbed (c)	1.40%	(d)	1.40%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	1.68%	(d)	0.67%	(d)
After fees waived and expenses absorbed (c)	1.78%	(d)	0.90%	(d)

Portfolio turnover rate	30.25%	(e)	96.29%	(e)

(1) The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class A
	For the
	Six Month		For the		For the
	Period Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.38		$ 10.56		$ 10.00

Investment Operations:
Net investment income	0.12		0.03		0.04
Net realized and unrealized gain on
investments	2.19		0.83		0.55
Total from investment operations	2.31		0.86		0.59

Distributions from:
Net investment income	(0.10)		(0.04)		(0.04)
Net realized gain	(0.78)		-		-
Total from distributions	(0.88)		(0.04)		(0.04)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.81		$ 11.38		$ 10.56

Total Return (b)	20.33%		8.12%		5.99%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 17,004		$ 14,170		$ 8,446

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.86%	(d)	1.97%		3.54%	(d)
After fees waived and expenses absorbed (c)	1.45%	(d)	1.45%		1.45%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	1.46%	(d)	(0.32)%		(0.83)%	(d)
After fees waived and expenses absorbed (c)	1.87%	(d)	0.20%		1.26%	(d)

Portfolio turnover rate	33.77%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS					SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class C
	For the
	Six Month		For the		For the
	Period Ended		Year Ended		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.28		$ 10.51		$ 10.00

Investment Operations:
Net investment income (loss)	0.07		(0.02)		0.03
Net realized and unrealized gain on
investments	2.17		0.80		0.51
Total from investment operations	2.24		0.78		0.54

Distributions from:
Net investment income	(0.03)		(0.01)		(0.03)
Net realized gain	(0.78)		-		-
Total from distributions	(0.81)		(0.01)		(0.03)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 12.71		$ 11.28		$ 10.51

Total Return (b)	19.90%		7.38%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,438		$ 3,363		$ 487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.61%	(d)	2.72%		4.29%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%		2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.74%	(d)	(0.96)%		(0.97)%	(d)
After fees waived and expenses absorbed (c)	1.15%	(d)	(0.44)%		1.12%	(d)

Portfolio turnover rate	33.77%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class T
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 11.36		$ 12.49

Investment Operations:
Net investment income	0.10		0.07
Net realized and unrealized gain (loss) on
investments	2.19		(1.15)
Total from investment operations	2.29		(1.08)

Distributions from:
Net investment income	(0.11)		(0.05)
Net realized gain	(0.78)		-
Total from distributions	(0.89)		(0.05)

Net Asset Value, End of Period	$ 12.76		$ 11.36

Total Return (a)	20.12%		(8.65)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,112		$ 382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.11%	(d)	2.19%	(c)
After fees waived and expenses absorbed (b)	1.70%	(d)	1.70%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (b)	1.69%	(d)	0.13%	(c)
After fees waived and expenses absorbed (b)	2.10%	(d)	0.62%	(c)

Portfolio turnover rate	33.77%	(e)	115.09%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class A

	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.46		$ 10.00

Investment Operations:
Net investment income	-	(a)	-	(a)
Net realized and unrealized gain (loss) on
investments	1.46		(0.54)
Total from investment operations	1.46		(0.54)

Distributions from:
Net investment income	(0.11)		-
Total from distributions	(0.11)		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)

Net Asset Value, End of Period	$ 10.81		$ 9.46

Total Return (c)	15.47%		(5.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 37,006		$ 1,266

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	2.42%	(e)	13.37%	(e)
After fees waived and expenses absorbed (d)	1.45%	(e)	1.45%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (d)	8.48%	(e)	(11.88)%	(e)
After fees waived and expenses absorbed (d)	9.44%	(e)	0.04%	(e)

Portfolio turnover rate	11.59%	(f)	81.01%	(f)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(a) Net investment income resulted in less than $0.01 per share.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e) Annualized.
(f) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class C

	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.41		$ 10.00

Investment Operations:
Net investment income (loss)	0.26	(a)	(0.01)
Net realized and unrealized gain (loss) on
investments	1.16		(0.58)
Total from investment operations	1.42		(0.59)

Distributions from:
Net investment income	(0.06)		-
Total from distributions	(0.06)		-

Paid in Capital from Redemption Fees	-	(b)	-	(a)

Net Asset Value, End of Period	$ 10.77		$ 9.41

Total Return (b)	15.09%		(5.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,304		$ 733

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	3.16%	(d)	14.12%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)	2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	3.53%	(d)	(12.60)%	(d)
After fees waived and expenses absorbed (c)	4.49%	(d)	(0.68)%	(d)

Portfolio turnover rate	11.59%	(e)	81.01%	(e)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(a) Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class T

	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.44		$ 10.00

Investment Operations:
Net investment income (loss)	0.39	(a)	-	(a)
Net realized and unrealized gain (loss) on
investments	1.06		(0.56)
Total from investment operations	1.45		(0.56)

Distributions from:
Net investment income	(0.10)		-
Total from distributions	(0.10)		-

Paid in Capital from Redemption Fees	-	(b)	-

Net Asset Value, End of Period	$ 10.79		$ 9.44

Total Return (b)	15.33%		(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 131		$ 30

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.66%	(d)	13.62%	(d)
After fees waived and expenses absorbed (c)	1.70%	(d)	1.70%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	4.50%	(d)	(12.15)%	(d)
After fees waived and expenses absorbed (c)	5.47%	(d)	(0.23)%	(d)

Portfolio turnover rate	11.59%	(e)	81.01%	(e)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(a) Net investment loss resulted in less than $(0.01) per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund (formerly known as Compass EMP Conservative to Moderate Fund), Compass EMP Multi-Asset Growth Fund (formerly known as Compass EMP Long-Term Growth Fund) and Compass EMP Alternative Strategies Fund (formerly known as Compass EMP Alternative Asset Fund) (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group, LLC (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (

Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of December 31, 2010:

Security Classification (1)	Balanced Fund	Growth Fund	Alternative Fund
Level 1 – Exchange-Traded Funds (2)	$ 43,528,813	$ 18,713,497	$ 30,866,284
Level 2 – Short-Term Investments	11,248,649	3,702,847	6,844,964
Level 3	-	-	-
Total Investments	$ 54,777,462	$ 22,416,344	$ 37,711,248
Other Financial Instruments:
Level 1 – Futures Contracts (3)	$ 664,548	$ 290,558	$ 429,890
Total Other Financial Instruments	$ 664,548	$ 290,558	$ 429,890

(1)

As of and during the year/period ended December 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

(3)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

b)

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Fund’s liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so.  In addition, a Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for under GAAP and their effect on the Funds’ financial position, performance and cash flows.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the six month period ended December 31, 2010:

The effect of derivative instruments on the Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Statement
Fund	as Hedging Instruments	of Assets and Liabilities	Value*
Balanced Fund	Futures Contracts	Futures variation margin receivable	$ 135,370
Growth Fund	Futures Contracts	Futures variation margin receivable	$ 38,447
Alternative Fund	Futures Contracts	Futures variation margin receivable	$ 72,291

*

Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statements of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund	as Hedging Instruments	Derivatives Recognized in Income	Value
Balanced Fund	Futures Contracts	Net realized gain on futures contracts	$43,042
Balanced Fund	Futures Contracts	Net unrealized appreciation on futures contracts	664,548
Growth Fund	Futures Contracts	Net realized gain on futures contracts	59,357
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts	290,558
Alternative Fund	Futures Contracts	Net realized gain on futures contracts	15,608
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts	429,890

At December 31, 2010, the Funds’ notional value of all open futures contracts purchased and sold were as follows:

Fund	Futures Contracts Purchased	Futures Contracts Sold
Balanced Fund	$15,999,056	$(1,843,474)
Growth Fund	4,845,834	(1,277,949)
Alternative Fund	9,045,585	(2,161,173)

c)

Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the six month period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of December 31, 2010, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010 and for the six month period ended December 31, 2010) and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

d)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations— Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.

g)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

h)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption fees and sales charges (loads)—Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Funds were as follows:

	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
December 31, 2010
Class A
Shares……………………………	578,956	(340,026)	137,351	376,281
Value…………………………….	$ 7,276,826	$(4,273,642)	$ 1,698,730	$ 4,701,914
Class C
Shares……………………………	346,997	(68,092)	38,355	317,260
Value…………………………….	$ 4,345,509	$ (840,176)	$ 472,155	$ 3,977,488
Class T
Shares……………………………	269,702	(35,489)	33,271	267,484
Value…………………………….	$ 3,365,070	$ (447,461)	$ 410,702	$ 3,328,311
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $184, $990, and $385 for Class A, Class C, and Class T shares, respectively.

	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
December 31, 2010
Class A
Shares……………………………	246,223	(246,706)	82,606	82,123
Value…………………………….	$ 3,154,096	$(3,095,567)	$ 1,058,184	$ 1,116,713
Class C
Shares……………………………	80,537	(47,836)	18,373	51,074
Value…………………………….	$ 999,853	$ (585,585)	$ 233,513	$ 647,781
Class T
Shares……………………………	49,460	(1,689)	5,648	53,419
Value…………………………….	$ 616,554	$ (20,667)	$ 72,063	$ 667,950

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $451, $546 and $43 for Class A, Class C and Class T shares, respectively.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (continued)

	Alternative Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the six month period ended:
December 31, 2010
Class A
Shares……………………………	3,060,969	(11,981)	240,022	3,289,010
Value…………………………….	$ 34,543,049	$ (122,746)	$ 363,154	$ 34,783,457
Class C
Shares……………………………	18,238	(2,697)	27,609	43,150
Value…………………………….	$ 457,338	$ (26,705)	$ 6,931	$ 437,564
Class T
Shares……………………………	7,907	(826)	1,976	3,134
Value…………………………….	$ 101,104	$ (8,661)	$ 1,179	$ 93,622
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $201 and $125 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.
	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	1,528,583	(469,773)	24,262	1,083,072
Value…………………………….	$ 18,356,465	$(5,692,044)	$ 291,512	$ 12,955,933
Class C
Shares……………………………	567,272	(69,700)	1,804	499,376
Value…………………………….	$ 6,836,378	$ (845,904)	$ 21,665	$ 6,012,139
Class T (2)
Shares……………………………	425,689	(7,160)	1,175	419,704
Value…………………………….	$ 5,183,542	$ (87,266)	$ 13,917	$ 5,110,193

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $3,349, $286, and $287 for Class A, Class C, and Class T shares, respectively.

(2) Class T shares commenced operations on December 30, 2009.

	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	802,181	(360,533)	3,519	445,167
Value…………………………….	$ 9,668,884	$(4,362,034)	$ 43,676	$ 5,350,526
Class C
Shares……………………………	268,282	(16,516)	53	251,819
Value…………………………….	$ 3,246,555	$ (196,482)	$ 650	$ 3,050,723
Class T (2)
Shares……………………………	34,142	(480)	- (3)	33,662
Value…………………………….	$ 424,386	$ (5,946)	$ 4	$ 418,444

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,458 and $223 for Class A and Class C shares, respectively.  There were no redemption fees withheld for Class T shares.

(2) Class T shares commenced operations on December 30, 2009.

 (3)Class T shares reinvested were 0.348 shares.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

	Alternative Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2010
Class A
Shares……………………………	134,701	(874)	-	133,827
Value…………………………….	$ 1,342,092	$ (8,760)	$ -	$ 1,333,332
Class C
Shares……………………………	78,059	(142)	-	77,917
Value…………………………….	$ 782,382	$ (1,362)	$ -	$ 781,020
Class T
Shares……………………………	3,234	(100)	-	3,134
Value…………………………….	$ 33,028	$ (968)	$ -	$ 32,060

(1) The Fund commenced operations on December 30, 2009.

(2) The redeemed amounts are net of redemption fees imposed by the Fund of $11 and $4 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 14,242,249	$ 13,676,458
Growth Fund	6,260,454	8,119,311
Alternative Fund	29,362,067	879,253

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreements).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreements, with the exception of specific items of expense (as detailed in the Management Agreements).  For the six month period ended December 31, 2010, management fees of $125,031, $80,700 and $35,477 were incurred by the Balanced Fund, Growth Fund and Alternative Fund, respectively, before the waiver and reimbursement described below, with $18,970, $7,754 and $17,583 remaining due to the Manager at December 31, 2010 for the Balanced Fund, Growth Fund and Alternative Fund, respectively.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through December 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six month period ended December 31, 2010, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Balanced Fund	$ 25,847	$ -
Growth Fund	41,306	-
Alternative Fund	35,477	7,363

As of December 31, 2010, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2014	June 30, 2014	June 30, 2014
Balanced Fund	$ 25,847	$ 67,330	$ 44,377
Growth Fund	41,306	78,987	45,565
Alternative Fund	42,840	50,005	-

Effective December 1, 2010, the Trust has entered into a Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period December 1, 2010 through December 31, 2010, the Balanced Fund incurred $5,077 for such fees, with $5,077 remaining payable at December 31, 2010.   For the period December 1, 2010 through December 31, 2010, the Growth Fund incurred $2,281 for such fees, with $2,281 remaining payable at December 31, 2010.  For the period December 1, 2010 through December 31, 2010, the Alternative Fund incurred $3,204 for such fees, with $3,204 remaining payable at December 31, 2010.

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, the Funds pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Effective December 1, 2010, the Funds will pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2010, the Balanced Fund incurred $71,492 for such fees including out of pocket expenses, with $8,820 remaining payable at December 31, 2010.   For the six month period ended December 31, 2010, the Growth Fund incurred $36,368 for such fees including out of pocket expenses, with $4,811 remaining payable at December 31, 2010.  For the six month period ended December 31, 2010, the Alternative Fund incurred $22,079 for such services including out of pocket expenses, with $6,182 remaining payable at December 31, 2010.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the six month period ended December 31, 2010, Matrix earned compliance fees of $6,050, $6,050 and $6,050 for the Balanced Fund, Growth Fund and Alternative Fund, respectively, with $1,050, $1,050 and $1,050 remaining payable at December 31, 2010 for the Balanced Fund, Growth Fund and Alternative Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of Class A shares and Class T shares.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six month period ended December 31, 2010, the Balanced Fund incurred $42,260, $46,204 and $17,409 of 12b-1 fees attributable to Class A, Class C and Class T shares, respectively. For the six month period ended December 31, 2010, the Growth Fund incurred $19,344, $19,659 and $1,920 of 12b-1 fees attributable to Class A, Class C and Class T shares, respectively.  For the six month period ended December 31, 2010, the Alternative Fund incurred $9,713, $5,112 and $190 of 12b-1 fees attributable to Class A, Class C and Class T shares, respectively.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six month period ended December 31, 2010, Compass received $36,223, $7,838 and $2,741 from the Balanced Fund, Growth Fund and Alternative Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2010 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$ 51,782,747	$ 3,174,605	$ (179,890)	$ 2,994,715
Growth Fund	19,316,500	3,134,137	(34,293)	3,099,844
Alternative Fund	37,177,070	841,623	(307,445)	534,178

The differences between book basis and tax-basis net unrealized appreciation at December 31, 2010 for the Compass EMP Multi-

Asset Balanced Fund and the Compass EMP Alternative Strategies Fund are attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2010, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Balanced Fund	$ 646,494	$ 1,637,218	$ 332,984	$ -	$ -	$ 2,616,696
Growth Fund	194,486	410,637	340,990	-	-	946,113
Alternative Fund	(85,726)	-	-	-	(31,264)	(116,990)

The undistributed ordinary income, capital gains, and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2010, the post-October losses for the Funds were as follows:

Fund	Deferred	Utilized
Balanced Fund	$ -	$ 1,375
Growth Fund	-	1,498
Alternative Fund	31,264	-

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(5)

TAX MATTERS (continued)

The tax character of dividends paid during the six month period ended December 31, 2010 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Balanced Fund Class A	$ 1,619,089	$ 223,172
Balanced Fund Class C	478,283	70,653
Balanced Fund Class T	371,741	52,540
Growth Fund Class A	814,314	285,599
Growth Fund Class C	193,475	75,801
Growth Fund Class T	53,398	18,665
Alternative Fund Class A	382,557	-
Alternative Fund Class C	7,263	-
Alternative Fund Class T	1,179	-

(5)

TAX MATTERS (continued)

The tax character of dividends paid during the year ended June 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$ 312,629
Balanced Fund Class C	24,686
Balanced Fund Class T	15,633
Growth Fund Class A	44,825
Growth Fund Class C	653
Growth Fund Class T	4

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of June 30, 2010, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Growth Fund	$ 27,003	$ (27,003)	$ -
Alternative Fund	1,022	-	(1,022)

(6)

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2010, Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers held 31%, 38% and 82% of the voting securities of the Balanced Fund, Growth Fund and Alternative Fund, respectively, and may be deemed to control each of the Funds. As of December 31, 2010, LPL Financial, Inc. held 42% and 39% of the voting securities of the Balanced Fund and Growth Fund, respectively, and may be deemed to control each of the Funds.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

 (9)

SUBSEQUENT EVENTS

On February 15, 2011, the Board of Trustees of Catalyst Funds approved a change in each Fund's tax and fiscal year end from June 30 to November 30.  In order to qualify as a "Regulated Investment Company" or "RIC" and be eligible for the favorable tax provisions under the Internal Revenue Code that apply to RICs, no more than 10% of a Fund's income can consist of "non-qualifying" income. Generally, non-qualifying income is income that is generated by investments other than securities.  As of January 31, 2011, each of the Fund's non-qualifying income exceeded the 10% limit.  The Board of Trustees determined that it was in the best interests of shareholders of the Funds to change each Fund's year end to provide an additional five months to generate additional qualifying income.  The change in year end is not expected to have any negative tax impact on the Funds.

The Funds' investment adviser has represented to the Board of Trustees that it intends to continue to implement each Fund's investment allocation strategy, but avoid any investments that generate non-qualifying income.  Any Fund that is unable to satisfy the income requirements described above by November 30, 2011 would be subject to a penalty equal to any non-qualifying income that exceeds the 10% limitation, and any tax penalty would reduce the net asset value of the Fund.  The Board of Trustees will continue to monitor each Fund's progress in generating additional qualifying income, and will notify shareholders if the Board determines that additional actions are necessary, including a determination regarding liability for any penalty.

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

COMPASS EMP MUTUAL FUNDS

  SEMI-ANNUAL REPORT

Additional Information – December 31, 2010 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2010, the following dividends and distributions per share were paid by the Funds:

Fund	Ordinary Income	Long-Term Capital Gains
Compass EMP Multi-Asset Balanced Fund Class A	$ 0.582950	$ 0.080273
Compass EMP Multi-Asset Balanced Fund Class C	0.543407	0.080273
Compass EMP Multi-Asset Balanced Fund Class T	0.569702	0.080273
Compass EMP Multi-Asset Growth Fund Class A	0.653755	0.229287
Compass EMP Multi-Asset Growth Fund Class C	0.585238	0.229287
Compass EMP Multi-Asset Growth Fund Class T	0.655951	0.229287
Compass EMP Alternative Strategies Fund Class A	0.113095	-
Compass EMP Alternative Strategies Fund Class C	0.060309	-
Compass EMP Alternative Strategies Fund Class T	0.097600	-

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund Management Agreement

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund (each a “Fund” and collectively, the “Funds”), and Compass Efficient Model Portfolios, LLC (the “Advisor”) at a meeting of the Board of Trustees held on November 10, 2010.

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Funds since inception, the Advisor’s services to the Funds, comparative fee and expense information and the Advisor’s profitability from managing the Funds.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.

As to the nature, extent and quality of the services provided by the Advisor to the Funds, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners and compliance record of the Advisor.  The Board considered that, under the terms of the Management Agreement, the Advisor, subject to the supervision of the Board, will provide the Funds with investment advice and supervision and will continuously furnish an investment program for each Fund consistent with the investment objectives and policies of the respective Fund. The Board also considered that the Advisor manages the investment of the assets of the Funds in conformity with the investment objectives and policies of each respective Fund and that it is the responsibility of the Advisor to make investment decisions for the Funds and to provide continuous supervision of the investment portfolios of the Funds.

The Trustees noted that the Advisor pays the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members, or stockholders of the Advisor.  They also noted that the Advisor pays all advertising, promotion, and other distribution expenses incurred in connection with each Fund’s shares to the extent such expenses are not permitted to be paid by the Funds under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees also considered the scope of the services provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the Funds’ compliance with the Trust’s compliance program.  The Trustees considered the investment experience of the portfolio manager to the Funds, as well as the quality of the administrative services provided by the Advisor. The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Funds under the Management Agreement.

As to the Funds’ performance, the Board considered a report containing the Funds’ returns as of September 30, 2010 for the 1-month, 3-month, year-to-date and since inception periods and the 12-month and 3-year periods for the applicable Funds.

With respect to the Compass Multi-Asset Balanced Fund, the Board noted that the Fund’s performance exceeded that of the S&P 500 Index and the MSCI World Index (together, the “Indices”) for the year-to-date period, but lagged the Indices for all other periods. The Trustees concluded that the Fund’s performance was acceptable.

With respect to the Compass Multi-Asset Growth Fund, the Trustees noted that the Fund’s performance exceeded that of the MSCI World Index for the year-to date period, but lagged the Indices for all other periods.  The Board also noted that the Fund outperformed a peer group of funds in the World Allocation Morningstar category for the 3-month and trailing 18-month periods, but lagged for the year-to-date and since inception periods. The Trustees concluded that the Fund’s performance was acceptable.

The Trustees then discussed the performance of the Compass Alternative Strategies Fund.  They noted that the Fund outperformed the Indices for the since inception period, but trailed the performance of the Fund’s peer group.  However, the Board noted that the Fund’s time operating since inception was relatively short by which to judge the Adviser’s performance.   As a result, the Board concluded that it would continue to monitor the Fund’s performance and that it was acceptable.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, and noted that the Advisor is participating in expense cap arrangements.  The Trustees noted that the Advisor had incurred losses on each of the Funds for the 8-month period ended August 31, 2010.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by the Funds and compared them to management fees paid by funds in respective peer groups.  The Trustees also compared the total expense ratios of the Funds with the expense ratios of the funds in the respective peer groups.  With respect to the Compass Multi-Asset Balanced Fund, the Trustees noted that the Fund’s management fee of 0.90% was below the average of its peer group.  The Trustees also noted that the Fund’s expense ratio was below the peer group’s average.  With respect to the Compass Multi-Asset Growth Fund, the Board noted that the Fund’s management fee of 1.20% and its expense ratio were higher than its peer group’s averages, but were below those of certain funds in the peer group. With respect to the Compass Alternative Strategies Fund, the Board noted that the Fund’s management fee of 0.90% and expense ratio were lower than the peer group’s average.  The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services the Fund receives from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Funds and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where the Advisor could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Management Agreement was in the best interests of the Trust and the Funds’ shareholders, and unanimously voted to renew the Management Agreement.

Compass EMP Mutual Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

December 31, 2010

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

December 31, 2010 (Unaudited)

          SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Day Hagan Tactical Allocation Fund of ETFs (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at 07/01/10 and held for the entire period of 07/01/10 through 12/31/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/10 through 12/31/10.
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period*
Day Hagan Tactical Allocation Fund of ETFs Class A (+12.65%)	$ 1,000.00	$ 1,126.50	$ 8.58
Day Hagan Tactical Allocation Fund of ETFs Class C (+12.15%)	$ 1,000.00	$ 1,121.50	$12.57

*Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period**
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 1,000.00	$ 1,017.10	$ 8.13
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 1,000.00	$ 1,013.40	$ 11.93

**Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-329-4246.  Please read it carefully before you invest or send money.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

December 31, 2010 (Unaudited)

          SEMI-ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:
Day Hagan Tactical Allocation Fund of ETFs Class A, gross of fee waivers or expense reimbursements	2.58%
Day Hagan Tactical Allocation Fund of ETFs Class A, after waiver and reimbursement	1.82%
Day Hagan Tactical Allocation Fund of ETFs Class C, gross of fee waivers or expense reimbursements	3.33%
Day Hagan Tactical Allocation Fund of ETFs Class C, after waiver and reimbursement	2.57%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.35% through October 31, 2011.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 2.14% and 2.89% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2010.

CATALYST FUNDS
DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
SCHEDULE OF INVESTMENTS - December 31, 2010 (Unaudited)			SEMI-ANNUAL REPORT

		Shares	Value
EXCHANGE-TRADED FUNDS - 76.89%

Debt Funds - 9.43%
iShares Barclays Aggregate Bond Fund		14,403	$ 1,523,117

Equity Funds - 67.46%
iShares MSCI Emerging Markets Index Fund **		35,284	1,680,224
iShares Russell 1000 Growth Index Fund		5,974	342,071
iShares Russell 1000 Value Index Fund		21,167	1,373,104
iShares Russell 2000 Growth Index Fund		18,509	1,618,057
iShares Russell 2000 Value Index Fund **		60,134	4,274,926
Vanguard European ETF **		29,161	1,431,514
Vanguard Pacific ETF		3,155	179,961
			10,899,857
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,429,487)			12,422,974

SHORT-TERM INVESTMENTS - (22.52%)
Fidelity Institutional Money Market Portfolio - 0.25% *		3,637,781	3,637,781
TOTAL SHORT-TERM INVESTMENTS (Cost $3,637,781)			3,637,781

Total Investments (Cost $15,067,268) - 99.41%			$ 16,060,755

CALL OPTIONS WRITTEN (Proceeds $42,199) - (0.30%)			(48,600)

Other Assets in Excess of Liabilities, Net - 0.89%			144,433

Net Assets - 100%			$ 16,156,588

CALL OPTIONS WRITTEN - (0.30%)	Expiration Date - Exercise Price	Contracts	Value

iShares MSCI Emerging Markets Index Fund	01/22/2011 - $47	100	(13,600)
iShares Russell 2000 Value Index Fund	01/22/2011 - $70	100	(24,500)
Vanguard European ETF	01/22/2011 - $49	100	(10,500)
TOTAL CALL OPTIONS WRITTEN (Proceeds $42,199) - (0.30%)			(48,600)

* Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
** A portion of the security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

Assets:
Investments in securities, at value	$ 16,060,755
Receivables:
Capital Stock Sold	175,000
Dividends	6,167
Interest	475
Prepaid expenses	13,075
Total assets	16,255,472

Liabilities:
Payables:
Call options written, at value	48,600
Capital shares redeemed	1,654
Distribution payable	10,966
Distribution fees	9,831
Due to Manager	7,510
Due to administrator	6,632
Other liabilities and accrued expenses	13,691
Total liabilities	98,884
Net Assets	$ 16,156,588

Net Assets consist of:
Paid-in capital	$ 15,036,774
Undistributed net investment income	73,262
Accumulated net realized gain on investments	59,466
Net unrealized appreciation on investments	987,086

Total Net Assets	$ 16,156,588

Investments in securities, at cost	$ 15,067,268
Call options written, premiums received	42,199

Class A shares:
Net assets	$ 15,939,721
Shares of beneficial interest outstanding (1)	1,449,250
Net asset value price per share	$ 11.00

Maximum offering price per share (2)	$ 11.67
Minimum redemption price per share (3)(4)	$ 10.67

Class C shares:
Net assets	$ 216,867
Shares of beneficial interest outstanding (1)	19,871
Net asset value and offering price per share	$ 10.91

Minimum redemption price per share (4)	$ 10.69

(1) Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A redemption fee of 2.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

For the
Six Month
Period Ended
December 31, 2010
(Unaudited)
Investment income:
Dividends	$ 192,509
Interest	3,213
Total investment income	195,722

Expenses:
Management fees	71,933
Distribution and/or service (12b-1) fees - Class A	17,754
Distribution and/or service (12b-1) fees - Class C	918
Accounting and transfer agent fees and expenses	31,296
Registration fees	8,203
Audit fees	6,554
Compliance officer compensation	6,050
Legal fees	3,025
Miscellaneous	2,705
Custody fees	2,521
Networking fees	1,337
Insurance fees	737
Trustees' fees	579
Pricing fees	554
Printing fees	504
Total expenses	154,670
Less: fees waived (Note 5)	(38,759)
Net expenses	115,911

Net investment income	79,811

Realized and unrealized gain (loss) on investments:
Net realized gain on investments (excluding options written)	55,990
Net realized gain on options written	20,819
Net change in unrealized appreciation on investments (excluding options written)	1,548,577
Net change in unrealized depreciation on options written	(6,401)
Net realized and unrealized gain on investments	1,618,985

Net increase in net assets resulting from operations	$ 1,698,796

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month	For the
	Period Ended	Period Ended
	December 31, 2010	June 30, 2010 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income (loss)	$ 79,811	$ (9,932)
Net realized gain on investments	76,809	215,389
Net unrealized appreciation (depreciation)
on investments	1,542,176	(555,090)
Net increase (decrease) in net assets resulting from operations	1,698,796	(349,633)

Distributions to shareholders from:
Net investment income - Class A	(6,549)	(27,040)
Net investment income - Class C	-	(2)
Net realized capital gains - Class A	(193,082)	-
Net realized capital gains - Class C	(2,676)	-
Total distributions to shareholders	(202,307)	(27,042)

Increase in net assets from capital share
transactions (Note 2)	1,767,452	13,269,322

Total increase in net assets	3,263,941	12,892,647

Net Assets:
Beginning of period	12,892,647	-
End of period	$ 16,156,588	$ 12,892,647
Undistributed net investment income	$ 73,262	$ -

(1) The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.
The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Class A
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.89		$ 10.00

Investment Operations:
Net investment income (loss)	0.05		-	(a)
Net realized and unrealized income (loss) on
investments	1.20		(0.09)
Total from investment operations	1.25		(0.09)

Distributions from:
Net investment income	-	(b)	(0.03)
Net realized capital gains	(0.14)		-
Total distributions	(0.14)		(0.03)

Paid in Capital from Redemption Fees	-	(c)	0.01

Net Asset Value, End of Period	$ 11.00		$ 9.89

Total Return (d)	12.65%		(0.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,940		$ 12,735

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.14%	(f)	2.36%	(f)
After fees waived and expenses absorbed (e)	1.60%	(f)	1.60%	(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (e)	0.58%	(f)	(0.90)%	(f)
After fees waived and expenses absorbed (e)	1.12%	(f)	(0.14)%	(f)

Portfolio turnover rate	76.55%		148.23%

(1)	The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.
(a)	Net investment loss was less than $0.01 per share.
(b)	Net investment income distribution was less than $0.01 per share.
(c)	Redemptions fees resulted in less than $0.01 per share.
(d)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)	These ratios exclude the impact of the expenses of the underlying securities.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Class C
	For the
	Six Month		For the
	Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 9.85		$ 10.00

Investment Operations:
Net investment income (loss)	0.02		(0.01)
Net realized and unrealized income (loss) on
investments	1.18		(0.12)
Total from investment operations	1.20		(0.13)

Distributions from:
Net investment income	-		(0.02)
Net realized capital gains	(0.14)		-
Total from distributions	(0.14)		(0.02)

Paid in Capital from Redemption Fees	-		-

Net Asset Value, End of Period	$ 10.91		$ 9.85

Total Return (b)	12.15%		(1.33)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 217		$ 157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.89%	(d)	3.11%	(d)
After fees waived and expenses absorbed (c)	2.35%	(d)	2.35%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(0.03)%	(d)	(1.66)%	(d)
After fees waived and expenses absorbed (c)	0.51%	(d)	(0.89)%	(d)

Portfolio turnover rate	76.55%		148.23%

(1)	The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.
(a)	Net investment loss was less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series:  Day Hagan Tactical Allocation Fund of ETFs (the "Fund").  The Fund is registered as diversified.  The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Manager" or "Day Hagan").

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

 The Fund offers two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation —The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2010:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 12,422,974	$ -	$ 12,422,974
Short-Term Investments	-	3,637,781	3,637,781
Total	$ 12,422,974	$ 3,637,781	$ 16,060,755

Liabilities Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call options written	$ 48,600	$ -	$ 48,600
Total	$ 48,600	$ -	$ 48,600

(a) As of and during the six month period ended December 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2010, no securities were fair valued.

b)

     Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the statement of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under FASB Statement No. 133, are as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Call options written, at value	$48,600
Total		$48,600

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The effect of derivative instruments on the Statements of Operations for the six month period ended December 31, 2010 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Gain (loss) on Derivatives recognized in income
Call options written Call options written	Net realized gain on options written Net change in unrealized depreciation on options written	$20,819 $(6,401)
Totals		$14,418

c)

Federal Income Tax—The Fund qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the six month period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  As of December 31, 2010, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  The Fund’s tax return for the period ended June 30, 2010 is open for examination by applicable taxing authorities.  No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations—Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption fees and sales charges (loads)—Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the six month period ended December 31, 2010, there were redemption fees of $7 paid to the Fund and there were no CDSC fees paid to the Manager.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the six month period ended:
December 31, 2010
Class A
Shares……………………………	224,831	(79,948)	17,151	162,034
Value…………………………….	$2,375,212	$ (837,705)	$ 188,665	$1,726,172
Class C
Shares……………………………	3,664	-	245	3,909
Value…………………………….	$38,605	$ -	$ 2,675	$ 41,280

(1)

The redeemed amounts are net of redemption fees withheld by the Fund of $7 for Class A.

					Net
	Sold	Redeemed (2)	Reinvested		Increase
For the period ended:
June 30, 2010 (1)
Class A
Shares……………………………	1,396,248	(111,628)	2,595		1,287,215
Value…………………………….	$14,248,453	$ (1,171,368)	$ 26,832		$13,103,917
Class C
Shares……………………………	15,962	-	-	(3)	15,962
Value…………………………….	$165,403	$ -	$ 2		$ 165,405
(1) The Fund commenced operations on October 30, 2009. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,675 for Class A.
(3) Class C Shares reinvested were 0.169 shares.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 18,236,013	$ 10,148,172

There were no government securities purchased or sold during the period.

(4)

OPTIONS WRITTENS

A summary of option contracts written by the Fund during the six month period ended December 31, 2010 were as follows:

* One option contract is equivalent to one hundred shares of common stock.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the six month period ended December 31, 2010, management fees of $71,933 were incurred by the Fund, before the waiver and reimbursement described below, with $7,510 remaining payable to the Manager at December 31, 2010.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund's average daily net assets through October 31, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six month period ended December 31, 2010, the Manager waived management fees of $38,759.  As of December 31, 2010, the Manager may recapture $52,191 of waived management fees no later than June 30, 2013 and $38,759 no later than June 30, 2014.

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period December 1, 2010 through December 31, 2010, the Fund incurred $1,736 for such fees, with $1,736 remaining payable at December 31, 2010.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC (formerly known as Matrix Capital Group, Inc.) ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services, the Fund pays Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  Effective December 1, 2010, the Fund will pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.   For the six month period ended December 31, 2010, the Fund incurred $29,560 in service fees, including out-of-pocket expenses, with $3,896 remaining payable at December 31, 2010.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the six month period ended December 31, 2010, Matrix earned compliance fees of $6,050, with $1,000 remaining payable at December 31, 2010.

Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of Class A shares.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six month period ended December 31, 2010, Day Hagan received $1,926 in underwriter concessions from the sale of shares of the Funds.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2010 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 15,153,442	$ 937,462	$ (78,749)	$ 858,713

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2010, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed		Post-October	Total
Unrealized	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Depreciation	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
$ (572,433)	$ 195,758	$ -	$ -	$ -	$ (376,675)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of  short-term capital gains, and certain temporary book/tax differences due to the tax deferral of wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the six month period ended December 31, 2010 were as follows:

Share Class	Ordinary Income
Class A	$ 199,631
Class C	2,676

The tax character of dividends paid during the period since inception from October 30, 2009 through June 30, 2010 were as follows:

Share Class	Ordinary Income
Class A	$ 27,040
Class C	2

(7)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the underlying fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                  SEMI-ANNUAL REPORT

(8)

OPTIONS RISK (continued)

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2010, Raymond James & Associates, Inc., Special Custody Account for the Exclusive Benefit of Customers held 94.29% of the voting securities of the Fund and may be deemed to control the Fund.

 (10)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(11)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 0.140949
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 0.136325

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which were mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

330 South Orange Avenue

Sarasota, FL  34236

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Eventide Gilead Fund

December 31, 2010

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS

EVENTIDE GILEAD FUND

December 31, 2010

               SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales load, redemption fees imposed by the Fund for certain short-term redemptions and the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 07/01/10 through 12/31/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/10 through 12/31/10
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period(1)
Eventide Gilead Fund Retail Class (+30.25%)	$ 1,000.00	$ 1,302.50	$ 9.92
Eventide Gilead Fund Class A (+30.25%)	$ 1,000.00	$ 1,302.50	$ 10.21
Eventide Gilead Fund Class C (+29.74%)	$ 1,000.00	$ 1,297.40	$ 14.53
Eventide Gilead Fund Class I (+30.41%)	$ 1,000.00	$ 1,304.10	$ 8.77

Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period(1)
Eventide Gilead Fund Retail Class	$ 1,000.00	$ 1,016.60	$ 8.69
Eventide Gilead Fund Class A	$ 1,000.00	$ 1,016.30	$ 8.94
Eventide Gilead Fund Class C	$ 1,000.00	$ 1,012.60	$ 12.73
Eventide Gilead Fund Class I	$ 1,000.00	$ 1,017.60	$ 7.68

(1) Expenses are equal to the Fund’s annualized expense ratios of 1.71%, 1.76%, 2.51% and 1.51% for the Eventide Gilead Fund Retail Class, Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

CATALYST FUNDS

EVENTIDE GILEAD FUND

December 31, 2010

               SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)(continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-453-7877.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:
Eventide Gilead Fund Retail Class, gross of fee waivers or expense reimbursements	4.13%
Eventide Gilead Fund Retail Class, after waiver and reimbursement	1.63%
Eventide Gilead Fund Class A, gross of fee waivers or expense reimbursements	3.61%
Eventide Gilead Fund Class A, after waiver and reimbursement	1.68%
Eventide Gilead Fund Class C, gross of fee waivers or expense reimbursements	4.31%
Eventide Gilead Fund Class C, after waiver and reimbursement	2.43%
Eventide Gilead Fund Class I, gross of fee waivers or expense reimbursements	3.21%
Eventide Gilead Fund Class I, after waiver and reimbursement	1.43%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.42% through October 31, 2011.  Total Gross Operating Expenses (Annualized) during six months ended December 31, 2010 were 3.04%, 3.09%, 3.84% and 2.84% for the Eventide Gilead Fund’s Retail Class, Class A, Class C and Class I shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six months ended December 31, 2010.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)			SEMI-ANNUAL REPORT

COMMON STOCKS - (93.34%)		Shares	Value

Auto Parts & Equipment - (6.11%)
American Axle & Manufacturing Holdings, Inc. *		4,900	$ 63,014
BorgWarner, Inc. *		3,400	246,024
Dana Holding Corp. *		10,900	187,589
Exide Technologies *		26,200	246,542
			743,169

Banks - (6.01%)
Bank of the Ozarks, Inc.		2,800	121,380
CIT Group, Inc. *		2,600	122,460
Community Bank System, Inc.		2,200	61,094
Zions Bancorporation		17,600	426,448
			731,382

Biotechnology - (15.21%)
AMAG Pharmaceuticals, Inc. *		3,300	59,730
Amarin Corp Plc. - ADR *		21,400	175,694
Ariad Pharmaceuticals, Inc. *		52,400	267,240
Complete Genomics, Inc. *		9,800	73,206
Exact Sciences Corp. *		9,400	56,212
Momenta Pharmaceuticals, Inc. *		43,900	657,183
NPS Pharmaceuticals, Inc. *		8,500	67,150
Sangamo Biosciences, Inc. *		74,400	494,016
			1,850,431

Chemicals - (7.96%)
Agrium, Inc. *		1,600	146,800
CF Industries Holdings, Inc.		900	121,635
LyondellBasell Industries NV *		12,100	416,240
Mosaic Co.		1,900	145,084
Potash Corp of Saskatchewan, Inc.		900	139,347
			969,106

Coal - (0.52%)
Consol Energy, Inc.		1,300	63,362

COMMON STOCKS - (93.34%) (continued)		Shares	Value

Commercial Services - (2.77%)
KAR Auction Services, Inc. *		8,800	$ 121,440
RSC Holdings, Inc. *		22,100	215,254
			336,694

Computers - (0.96%)
Maxwell Technologies, Inc. *		6,200	117,118

Electric - (0.56%)
Westar Energy, Inc. *		2,700	67,932

Electronics - (2.39%)
Arrow Electronics, Inc. *		8,500	291,125

Energy-Alternative Sources - (2.60%)
JA Solar Holdings Co., Ltd. - ADR *		23,100	159,852
Trina Solar Ltd. - ADR *		6,700	156,914
			316,766

Engineering & Construction - (2.62%)
Chicago Bridge & Iron Co. NV *		9,700	319,130

Forest Products & Paper - (4.70%)
Boise, Inc. *		7,900	62,647
Domtar Corp. *		6,700	508,664
			571,311

Healthcare-Products & Services - (5.79%)
Alere, Inc. *		3,400	124,440
Columbia Laboratories, Inc. *		161,800	367,286
Hologic, Inc. *		3,200	60,224
Insulet Corp. *		3,100	48,050
RadNet, Inc. *		21,800	61,476
Zimmer Holdings, Inc. *		800	42,944
			704,420

Household Products - (2.57%)
Summer Infant, Inc. *		41,200	312,296

COMMON STOCKS - (93.34%) (continued)		Shares	Value

Internet - (0.47%)
eResearchTechnology, Inc. *		7,800	$ 57,330

Iron & Steel - (3.43%)
Nucor Corp.		4,100	179,662
Ternium SA - ADR *		1,200	50,892
United States Steel Corp.		3,200	186,944
			417,498

Machinery Diversified - (0.39%)
Graco, Inc.		1,200	47,340

Mining - (2.07%)
Freeport-McMoRan Copper & Gold, Inc.		2,100	252,189

Oil & Gas - (2.30%)
Ensco Plc. - ADR *		3,000	160,140
Murphy Oil Corp.		1,600	119,280
			279,420

Oil & Gas Services - (1.53%)
ION Geophysical Corp. *		7,300	61,904
Lufkin Industries, Inc.		2,000	124,780
			186,684

Pharmaceuticals - (8.35%)
Ardea Biosciences, Inc. *		6,800	176,800
Cardiome Pharma Corp. *		9,700	62,274
Medivation, Inc. *		3,700	56,129
Onyx Pharmaceuticals, Inc. *		1,600	58,992
Salix Pharmaceuticals Ltd. *		1,300	61,048
Somaxon Pharmaceuticals, Inc. *		190,800	601,020
			1,016,263

Real Estate - (0.63%)
Brookfield Asset Management, Inc.		2,300	76,567

COMMON STOCKS - (93.34%) (continued)		Shares	Value

Real Estate Investment Trust - (0.51%)
Digital Realty Trust, Inc.		1,200	$ 61,848

Retail - (0.42%)
World Fuel Services Corp. *		1,400	50,624

Savings & Loans - (0.90%)
First Niagara Financial Group, Inc.		7,800	109,044

Semiconductors - (6.64%)
Applied Materials, Inc.		4,400	61,820
Avago Technologies Ltd. *		2,100	59,787
GT Solar International, Inc. *		42,800	390,336
Lam Research Corp. *		2,200	113,916
NXP Semiconductor NV *		8,700	182,091
			807,950

Transportation - (4.33%)
Bristow Group, Inc. *		5,000	236,750
Global Ship Lease, Inc. *		33,200	164,340
Quality Distribution, Inc. *		13,900	126,351
			527,441

Water - (0.60%)
American Water Works Co., Inc.		2,900	73,341

TOTAL COMMON STOCKS (Cost $10,559,763)			11,357,781

EXCHANGE TRADED FUNDS - (1.91%)

Commodity Fund - (1.02%)
iShares Silver Trust *		4,100	123,738

Equity Fund - (0.89%)
ProShares UltraShort FTSE China 25 *		3,600	108,288

TOTAL EXCHANGE TRADED FUNDS (Cost $229,599)			232,026

CALL OPTIONS - (0.12%)	Expiration Date - Exercise Price	Contracts (a)	Value

Index Options - (0.12%)
CBOE Volatility	03/16/2011 - $25	50	$ 14,000

TOTAL CALL OPTIONS (Cost $32,861)			14,000

SHORT-TERM INVESTMENT - (4.93%)
Fidelity Institutional Money Market Fund Class I, 0.25% **		600,387	600,387
TOTAL SHORT-TERM INVESTMENT - (Cost $600,387)			600,387

TOTAL INVESTMENTS (Cost $11,422,610) - 100.30%			$ 12,204,194

SECURITIES SOLD SHORT (Proceeds $155,863) - (1.30%)			(158,228)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.00%			122,646

NET ASSETS - 100.00%			$ 12,168,612

SECURITIES SOLD SHORT		Shares	Value
EXCHANGE TRADED FUNDS - (1.30%)

Equity Funds - (1.30%)
iShares MSCI Brazil Index Fund *		1,000	$ (77,400)
iShares MSCI Spain Index Fund *		2,200	(80,828)
	TOTAL SECURITIES SOLD SHORT (Proceeds $155,863)		(158,228)

* Non-income producing security.
** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
ADR - American Depositary Receipt
(a) Each contract is equivalent to 100 shares.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $11,422,610)	$ 12,204,194
Deposits at broker	181,296
Receivables:
Investments sold	1,183,726
Fund shares sold	65,327
Dividends	4,347
Interest	89
Miscellaneous	15
Prepaid expenses	13,985
Total assets	13,652,979

Liabilities:
Securities sold short, at value (proceeds $155,863)	158,228
Payables:
Investments purchased	1,268,783
Distributions payable	23,767
Accrued distribution and/or service (12b-1) fees	11,358
Due to manager	2,684
Due to administrator	6,903
Other liabilities and accrued expenses	12,644
Total liabilities	1,484,367

Net Assets	$ 12,168,612

Sources of Net Assets:
Paid-in capital	$ 10,482,611
Accumulated net investment loss	(36,596)
Undistributed net realized gain on investments	943,378
Net unrealized appreciation on investments	779,219

Total Net Assets (Unlimited shares of beneficial interest authorized)	$ 12,168,612

Retail Class shares:
Net assets applicable to 739,576 shares outstanding	$ 9,697,017
Net asset value, offering price and redemption price per share	$ 13.11

Class A shares:
Net assets applicable to 86,933 shares outstanding	$ 1,139,600
Net asset value	$ 13.11

Maximum offering price per share Class A [1]	$ 13.91

Minimum redemption price per share [2]	$ 12.98

Class C shares:
Net assets applicable to 43,374 shares outstanding	$ 563,120
Net asset value and offering price per share	$ 12.98

Minimum redemption price per share Class C [3]	$ 12.85

Class I shares:
Net assets applicable to 58,530 shares outstanding	$ 768,875
Net asset value, offering price and redemption price per share	$ 13.14

[1]	A maximum sales charge of 5.75% is imposed on Class A shares.
[2]

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

[3]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

December 31, 2010	SEMI-ANNUAL REPORT
For the
Six Months Ended
December 31, 2010
(Unaudited)
Investment income:
Dividends (net of $137 foreign tax withheld)	$ 32,153
Interest	813
Total investment income	32,966

Expenses:
Management fees	40,096
Distribution and/or service (12b-1) fees - Retail Class	6,144
Distribution and/or service (12b-1) fees - Class A	825
Distribution and/or service (12b-1) fees - Class C	2,099
Accounting and transfer agent fees and expenses	25,718
Legal fees	11,135
Registration fees	9,185
Audit fees	6,050
Compliance officer fees	6,050
Custodian fees	5,008
Dividend expenses	3,554
Pricing fees	2,521
Miscellaneous	1,809
Networking fees	1,359
Insurance fees	746
Trustee fees and expenses	579
Printing fees	252
Total expenses	123,130
Less: fees waived and expenses absorbed	(53,568)
Net expenses	69,562

Net investment loss	(36,596)

Realized and unrealized gain on investments:
Net realized gain on investments	969,997
Net realized gain from short securities	76,472
Net unrealized appreciation on investments	1,113,367
Net realized and unrealized gain on investments	2,159,836

Net increase in net assets resulting from operations	$ 2,123,240

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2010		SEMI-ANNUAL REPORT

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$ (36,596)	$ (41,980)
Net realized gain on investments and short securities	1,046,469	304,637
Net unrealized appreciation (depreciation) on investments	1,113,367	(518,771)
Net increase (decrease) in net assets resulting from operations	2,123,240	(256,114)

Distributions to shareholders from:
Net realized gain - Retail Class	(173,825)	(31,105)
Net realized gain - Class A	(20,518)	(629)
Net realized gain - Class C	(10,231)	(225)
Net realized gain - Class I	(14,042)	-
Total distributions to shareholders	(218,616)	(31,959)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	4,008,881	4,790,415

Increase in net assets	5,913,505	4,502,342

Net Assets:
Beginning of period	6,255,107	1,752,765

End of period	$ 12,168,612	$ 6,255,107
Accumulated net investment loss	$ (36,596)	$ -

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2010					SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Retail Class

	For the		For the		For the
	Six Months Ended		Year		Period Ended
	December 31, 2010		June 30, 2010		June 30, 2009 *
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.25		$ 9.66		$ 10.00

Investment Operations:
Net investment income (loss)	(0.04)		(0.08)		0.02
Net realized and unrealized gain (loss) on investments	3.14		0.77		(0.33)
Total from investment operations	3.10		0.69		(0.31)

Distributions:
From net investment income	-		-		(0.02)
Distribution in excess of net investment income	-		-		(0.01)
From net realized gain	(0.24)		(0.10)		-
Total distributions	(0.24)		(0.10)		(0.03)

Net Asset Value, End of Period	$ 13.11		$ 10.25		$ 9.66

Total Return [1]	30.25%	[2]	7.00%		(2.96)%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,697		$ 4,858		$ 1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.04%	[3,4]	4.12%	[4]	10.95%	[3,4]
After fees waived and expenses absorbed	1.71%	[3,4]	1.63%	[4]	1.69%	[3,4]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.22)%	[3,4]	(3.49)%	[4]	(9.05)%	[3,4]
After fees waived and expenses absorbed	(0.88)%	[3,4]	(1.00)%	[4]	0.21%	[3,4]

Portfolio turnover rate	294%		398%		339%

* The Eventide Gilead Fund commenced operations on July 8, 2008.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2] Aggregate total return, not annualized.
[3] Annualized.
[4]	The ratios include 0.09% for the period ended December, 31, 2010, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2010			SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2010		June 30, 2010 *
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.25		$ 9.69

Investment Operations:
Net investment loss	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	3.13		0.71
Total from investment operations	3.10		0.66

Distributions:
From net realized gain	(0.24)		(0.10)
Total distributions	(0.24)		(0.10)

Net Asset Value, End of Period	$ 13.11		$ 10.25

Total Return [1]	30.25%		6.67%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,140		$ 349

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.09%	[2]	3.60%	[2]
After fees waived and expenses absorbed	1.76%	[2]	1.67%	[2]

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.27)%	[2]	(3.15)%	[2]
After fees waived and expenses absorbed	(0.93)%	[2]	(1.22)%	[2]

Portfolio turnover rate	294%		398%

*	The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
[1]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Annualized. The ratios include 0.09% for the period ended December 31, 2010 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2010			SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2010		June 30, 2010 *
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.19		$ 9.69

Investment Operations:
Net investment loss	(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	3.11		0.67
Total from investment operations	3.03		0.60

Distributions:
From net realized gain	(0.24)		(0.10)
Total distributions	(0.24)		(0.10)

Net Asset Value, End of Period	$ 12.98		$ 10.19

Total Return [1]	29.74%		6.05%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 563		$ 291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.84%	[2]	4.30%	[2]
After fees waived and expenses absorbed	2.51%	[2]	2.42%	[2]

Ratio of net investment loss:
Before fees waived and expenses absorbed	(3.02)%	[2]	(3.84)%	[2]
After fees waived and expenses absorbed	(1.68)%	[2]	(1.96)%	[2]

Portfolio turnover rate	294%		398%

*	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
[1]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Annualized. The ratios include 0.09% for the period ended December 31, 2010 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

December 31, 2010			SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class I

	For the		For the
	Six Months Ended		Period Ended
	December 31, 2010		June 30, 2010 *
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.26		$ 11.46

Investment Operations:
Net investment loss	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments	3.17		(1.17)
Total from investment operations	3.12		(1.20)

Distributions:
From net realized gain	(0.24)		-
Total distributions	(0.24)		-

Net Asset Value, End of Period	$ 13.14		$ 10.26

Total Return [1]	30.41%		(10.47)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 769		$ 758

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.84%	[2]	3.20%	[2]
After fees waived and expenses absorbed	1.51%	[2]	1.42%	[2]

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.02)%	[2]	(2.77)%	[2]
After fees waived and expenses absorbed	(0.68)%	[2]	(0.99)%	[2]

Portfolio turnover rate	294%		398%

*	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
[1]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Annualized. The ratios include 0.09% for the period ended December 31, 2010 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Eventide Gilead Fund (the "Fund") is one of sixteen series of the Trust.  The Fund is registered as a diversified series of the Trust.  The Fund commenced operations on July 8, 2008.  The Fund’s investment objective is to provide long-term capital appreciation.  The investment advisor to the Fund is Eventide Asset Management, LLC (the "Manager").

The Fund offers four classes of shares, Retail Class, Institutional Class, Class A and Class C.  Each differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs ( Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s investments carried at fair value:

Assets: Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Common Stocks (2)	$ 11,357,781	$ 11,357,781	$ –	$ –
Exchange-Traded Funds	232,026	232,026	–	–
Call Options	14,000	14,000	–	–
Short-Term Investments	600,387	–	600,387	–
Totals	$ 12,204,194	$ 11,603,807	$ 600,387	$ –

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)

As of and during the six months ended December 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Liabilities: Security Classification (3)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Exchange-Traded Funds Sold Short	158,228	158,228	–	–
Totals	$ 158,228	$ 158,228	$ –	$ –

(3)

As of and during the six months ended December 31, 2010, the Fund had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the six month period ended December 31, 2010, no securities were fair valued.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The location on the statement of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under FASB Statement No. 133, are as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Asset Derivatives
Call options purchased	Investments, at value	$ 14,000
Totals		14,000

The effect of derivative instruments on the Statement of Operations for the six month period ended December 31, 2010 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income
Call options purchased	Net realized gain on investments	$ 2,923
Call options purchased	Net unrealized depreciation on investments	(18,861)
Put options purchased	Net realized loss on investments	(37,573)
Totals		(53,511)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c)

Short Sales – The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Fund qualifies and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

As of and during the six month period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the six month period ended December 31, 2010, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period and year ended June 30, 2009 and June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  These tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.  No examination of the Fund’s tax filings is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds.  For the six month period ended December 31, 2010, there were CDSC fees of $53 paid to the Manager.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2010, there were an unlimited number of no par value shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the six month period ended December 31, 2010 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase (Decrease)
For the six month period ended:
December 31, 2010
Retail Class
Shares……………………………	311,756	(58,433)	12,477	265,800
Value…………………………….	$ 3,877,651	$ (644,918)	$ 163,579	$ 3,396,312
Class A
Shares……………………………	51,437	(38)	1,522	52,921
Value…………………………….	$ 606,927	$ (492)	$ 19,958	$ 626,393
Class C
Shares……………………………	15,015	(969)	788	14,834
Value…………………………….	$ 172,224	$ (11,524)	$ 10,231	$ 170,931
Class I
Shares……………………………	6,252	(21,643)	82	(15,309)
Value…………………………….	$ 74,952	$ (260,788)	$ 1,081	$ (184,755)

Transactions in shares of beneficial interest for the year ended June 30, 2010 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2010
Retail Class
Shares……………………………	366,163	(76,346)	2,474	292,291
Value…………………………….	$ 4,037,418	$ (862,194)	$ 27,875	$ 3,203,099
Class A (1)
Shares……………………………	34,811	(855)	56	34,012
Value…………………………….	$ 403,587	$ (9,034)	$ 629	$ 395,182
Class C (1)
Shares……………………………	28,521	(1)	20	28,540
Value…………………………….	$ 321,605	$ (12)	$ 224	$ 321,817
Class I (2)
Shares……………………………	84,385	(10,546)	-	73,839
Value…………………………….	$ 999,934	$ (129,617)	$ -	$ 870,317
(1) The Eventide Gilead Fund Class A shares and Class C shares commenced operations on October 28, 2009. (2) The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$25,523,974	$21,836,491

There were no government securities purchased or sold during the period.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

 (4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the six month period ended December 31, 2010, the Fund incurred $40,096 of management fees, before the waiver and reimbursement described below, with $2,684 remaining payable at December 31, 2010.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.42% of the Fund's average daily net assets through October 31, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the six month period ended December 31, 2010, the Manager waived management fees of $40,096 and reimbursed $13,472 of Fund expenses.  The Manager may recapture $53,568, $98,714 and $76,051 no later than June 30, 2014, June 30, 2013 and June 30, 2012, respectively, subject to the terms of the Expense Limitation Agreement.  As of December 31, 2010, $0 was due from the Manager to the Fund under this Expense Limitation Agreement.

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period December 1, 2010 through December 31, 2010, the Fund incurred $1,330 for such fees, with $1,330 remaining payable at December 31, 2010.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Effective December 1, 2010, the Fund will pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2010, the Fund incurred $24,388 for such fees including out of pocket expenses, with $4,523 remaining payable at December 31, 2010.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year.  For the six month period ended December 31, 2010, Matrix earned $6,050 of compliance fees, with $1,050 remaining payable at December 31, 2010.

Matrix also acts as Distributor of the Fund’s shares.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $77,676 of brokerage commissions for the six month period ended December 31, 2010.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  The Manager reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six month period ended December 31, 2010, the Fund incurred $6,144, $825 and $2,099 of 12b-1 fees for the Retail Class, Class A and Class C shares, respectively.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six month period ended December 31, 2010, the Manager received contingent deferred sales charges of $53 from certain redemptions of the Fund’s Class C shares.  The respective shareholders pay such charges, which are not an expense of the Fund.

For the six month period ended December 31, 2010, the Manager received $3,819 in underwriter concessions from the sale of Fund shares.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 11,354,417	$ 894,195	$ (202,646)	$ 691,549

The difference between book basis and tax-basis unrealized appreciation at December 31, 2010 is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2010, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Depreciation	$(437,239)
Undistributed Ordinary Income	172,139
Undistributed Capital Gains	46,477
Distributable Earnings, Net	$(218,623)

Undistributed ordinary income and capital gains shown above differs from corresponding undistributed net realized gain figure reported in the statement of assets and liabilities due to the tax deferral of losses on wash sales and the tax classification of short-term realized gains as ordinary income.

In accordance with the accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  As of June 30, 2010, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$ 41,980	$ (41,980)

(6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid by the Fund were as follows:

Distributions paid from:	For the six month period ended December 31, 2010	For the year ended June 30, 2010
Ordinary Income	$ 172,139	$ 31,959
Long-Term Capital Gains	46,477	-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 ( Unaudited)

                                SEMI-ANNUAL REPORT

(7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

CATALYST FUNDS

Additional Information

December 31, 2010 (Unaudited)

                                                 SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-453-7877; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-453-7787; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period ended December 31, 2010, the following dividends and distributions per share were paid by the Fund:

	Ordinary Income	Long-Term Capital Gains
Eventide Gilead Fund – Retail Class Eventide Gilead Fund – Class A Eventide Gilead Fund – Class C Eventide Gilead Fund – Class I	$ 0.189170 0.189170 0.189170 0.189170	$ 0.051075 0. 051075 0. 051075 0. 051075

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

The Funds’ portfolio holdings were divided among the following sectors (percentages are based on market value of each Fund’s portfolio holdings as of December 31, 2010, and are subject to change) (unaudited):

Eventide Gilead Fund
Industry	Percentage	Industry	Percentage
Auto Parts & Equipment	6.17%	Index Options	0.12%
Banks	6.07%	Internet	0.48%
Biotechnology	15.36%	Iron & Steel	3.47%
Chemicals	8.04%	Machinery - Diversified	0.39%
Coal	0.53%	Mining	2.09%
Commercial Services	2.79%	Oil & Gas	3.87%
Computers	0.97%	Pharmaceuticals	8.44%
Electric	0.56%	Real Estate	1.15%
Electronics	2.42%	Retail	0.42%
Energy - Alternate Sources	2.63%	Savings & Loans	0.91%
Engineering & Construction	2.65%	Semiconductors	6.71%
Exchange Traded Funds	0.61%	Short-Term Investments	4.98%
Forest Products & Paper	4.74%	Transportation	4.38%
Healthcare - Products & Services	5.85%	Water	0.61%
Household Products	2.59%	Total	100.00%

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA  02109

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2010

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

CATALYST FUNDS                                                                                         SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 7/1/10 through 12/31/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 7/1/10 through 12/31/10
Actual Fund Return (in parentheses)	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (+36.57%)	$ 1,000.00	$ 1,365.70	$ 13.36
Listed Private Equity Plus Fund Class C (+36.25%)	1,000.00	1,362.50	17.80
Hypothetical 5% Fund Return	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,013.90	$ 11.37
Listed Private Equity Plus Fund Class C	1,000.00	1,010.10	15.15

*Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 2.99% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373.  Please read it carefully before you invest or send money.

CATALYST FUNDS                                                                                         SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	3.00%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.26%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	3.75%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	3.01%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.24% for Class A shares and 2.99% for Class C shares through October 31, 2011.  Total Gross Operating Expenses during the six month period ended December 31, 2010 for Class A shares and Class C shares were 2.61% and 3.36%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2010.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)		SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK (99.80%)

BELGIUM - (2.61%)
Ackermans & van Haaren NV	5,900	$ 492,824

FRANCE - (2.56%)
Wendel	5,250	483,660

GERMANY - (2.80%)
Deutsche Beteiligungs AG	18,800	527,808

GREAT BRITAIN - (20.35%)
3i Group Plc. - PFIC	165,200	846,367
3i Infrastructure Plc.	160,000	299,443
Electra Private Equity Plc. - PFIC *	20,475	534,236
Intermediate Capital Group Plc. - PFIC	195,625	1,015,667
Pantheon International Participations Plc. *	27,000	263,183
SVG Capital Plc. - PFIC *	267,000	877,799
		3,836,695

ISRAEL - (9.24%)
IDB Holding Corp. Ltd.	18,725	703,888
Israel Corp. Ltd. *	850	1,038,144
		1,742,032

SINGAPORE - (5.84%)
Keppel Corp. Ltd.	62,000	547,158
SembCorp Industries Ltd.	138,000	552,990
		1,100,148

SOUTH AFRICA - (3.64%)
Brait SA	95,000	347,725
Hosken Consolidated Investments Ltd. - PFIC	27,000	338,254
		685,979

SWEDEN - (5.51%)
Bure Equity AB	100,000	488,255
Kinnevik Investment AB	27,000	550,627
		1,038,882

SWITZERLAND - (3.32%)
Partners Group Holding AG	3,295	625,704

UNITED STATES - (43.93%)
American Capital Ltd. *	85,000	642,600
Apollo Investment Corp.	46,475	514,478
Blackstone Group, LP	93,050	1,316,658
Fifth Street Finance Corp.	47,000	570,580
Fortress Investment Group LLC *	175,200	998,640

	Shares	Value
COMMON STOCK (99.80%) (continued)

UNITED STATES - (43.93%) (continued)
KKR & Co., LP	118,650	$ 1,684,830
Macquarie Infrastructure Co. LLC *	29,500	624,515
Och-Ziff Capital Management Group LLC - Class A	48,500	755,630
PennantPark Investment Corp.	25,350	310,284
Solar Capital Ltd.	16,150	400,197
SVB Financial Group *	8,710	462,065
		8,280,477

TOTAL COMMON STOCK (Cost $15,846,993)		18,814,209

SHORT TERM INVESTMENTS (1.01%)
Fidelity Institutional Money Market Fund Class I, 0.25% **	189,965	$ 189,965
TOTAL SHORT TERM INVESTMENTS (Cost $189,965)		189,965

TOTAL INVESTMENTS (Cost $16,036,958) - 100.81%		$ 19,004,174

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.81%)		(153,458)

NET ASSETS - 100%		$ 18,850,716

* Non-income producing security.
** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.
PFIC Passive Foreign Investment Company.

The industry breakdown of the Fund's common stock as of December 31, 2010 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	2.45%
Closed-end Funds	5.82%
Commercial Services	3.31%
Diversified Financial Services	14.56%
Engineering & Construction	2.93%
Holding Companies - Diversified	8.08%
Investment Companies	30.73%
Private Equity	31.92%
Total Common Stock	99.80%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

Listed Private Equity Plus Fund
Assets:
Investments, at value (cost: $16,036,958)	$ 19,004,174
Receivables:
Investments sold	289,809
Dividends	52,657
Interest	25
Fund shares purchased	17,100
Prepaid expenses	14,738
Total assets	19,378,503

Liabilities:
Payables:
Investments purchased	481,874
Fund shares redeemed	200
Distribution and/or Shareholder Service (12b-1) fees	9,598
Due to Manager	15,656
Due to Administrator	7,923
Other liabilities and accrued expenses	12,536
Total liabilities	527,787
Net Assets	$18,850,716

Net Assets consist of:
Paid-in capital	$17,103,097
Accumulated net investment loss	(545,328)
Accumulated net realized loss on investments and foreign currency transactions	(674,879)
Net unrealized appreciation on investments and foreign
currency translations	2,967,826

Total Net Assets (Unlimited shares of no par value beneficial interest authorized)	$18,850,716

Class A shares:
Net Assets applicable to 3,594,970 shares outstanding	$17,271,947
Net Asset Value per share	$4.80

Minimum redemption price per share Class A (1)	$4.66

Maximum offering price per share Class A (2)	$5.09

Class C shares:
Net Assets applicable to 329,689 shares outstanding	$1,578,769
Net Asset Value and offering price per share	$4.79

Minimum redemption price per share Class C (3)	$4.65

(1)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Additionally, investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2) A maximum sales charge of 5.75% is imposed on Class A shares.
(3)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.   Additionally certain Class C shares are subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions), although the CDSC for Class C was eliminated effective October 30, 2009.  Shares purchased on or after October 30, 2009 are not subject to a CDSC.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund

For the Six Months Ended
December 31, 2010
(Unaudited)
Investment income:
Dividends (net of $3,800 foreign tax withheld)	$152,178
Interest	447
Total investment income	152,625

Expenses:
Management fees	96,586
Distribution and/or Shareholder Service (12b-1) fees - Class A	17,612
Distribution and/or Shareholder Service (12b-1) fees - Class C	6,819
Accounting and transfer agent fees and expenses	33,387
Custody fees	18,148
Registration fees	11,259
Audit fees	6,554
Compliance officer compensation	6,050
Legal fees	4,033
Miscellaneous	3,058
Pricing fees	2,017
Insurance fees	745
Trustees' fees	579
Interest expense	163
Total expenses	207,010
Less: fees waived	(28,651)
Net expenses	178,359

Net investment loss	(25,734)

Realized and unrealized gain on investments and foreign currency transactions:
Net realized gain on investments and foreign currency transactions	158,714
Net change in unrealized appreciation on investments and
foreign currency translations	4,516,171
4,674,885

Net increase in net assets resulting from operations	$4,649,151

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Listed Private Equity Plus Fund

	For the Six Months Ended	For the Year Ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,734)	$43,315
Net realized gain on investments and foreign currency transactions	158,714	140,675
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	4,516,171	(1,602,838)
Net increase (decrease) in net assets resulting from operations	4,649,151	(1,418,848)

Distributions to shareholders from:
Net investment income - Class A	(636,135)	(304,561)
Net investment income - Class C	(50,235)	(31,611)
Total distributions	(686,370)	(336,172)

Increase in net assets from capital share
transactions (Note 2)	2,339,975	10,401,799

Total increase in net assets	6,302,756	8,646,779

Net Assets:
Beginning of year or period	12,547,960	3,901,181
End of year or period	$18,850,716	$12,547,960

Accumulated undistributed net investment income (loss)	$(545,328)	$166,776

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS							SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A

	For the Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	December 31, 2010		June 30, 2010		June 30, 2009		June 30, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$3.65		$3.66		$6.85		$10.00

Investment Operations:
Net investment income (a)	(0.01)		0.02		0.06		0.10
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	1.34		0.12		(3.21)		(3.24)
Total from investment operations	1.33		0.14		(3.15)		(3.14)

Distributions from:
Net investment income	(0.18)		(0.15)		(0.04)		(0.01)
Total from distributions	(0.18)		(0.15)		(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-	(b)	-

Net Asset Value, End of Period	$4.80		$3.65		$3.66		$6.85

Total Return (c)	36.57%	(d)	3.16%	(e)	(45.77)%		(31.39)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$17,272		$11,478		$3,792		$746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.61%	(f)	2.99%	(g)	9.73%		13.75%	(f)
After fees waived and expenses absorbed	2.24%	(f)	2.25%	(g)	1.99%		1.99%	(f)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.64)%	(f)	(0.25)%	(g)	(6.04)%		(10.55)%	(f)
After fees waived and expenses absorbed	(0.27)%	(f)	0.49%	(g)	1.70%		1.21%	(f)

Portfolio turnover rate	81.06%		194.79%		101.45%		36.43%

(a)	Net investment income per share is based on average shares outstanding.
(b) Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.
(e)

For the year ended June 30, 2010, Class A shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors.  This item had no effect on total return.

(f) Annualized.
(g)	The ratios include 0.01% for the year ended June 30, 2010 attributed to interest expense.
*	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS							SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class C

	For the Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	December 31, 2010		June 30, 2010		June 30, 2009		June 30, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$3.63		$3.65		$6.80		$10.06

Investment Operations:
Net investment income (loss)(a)	(0.02)		-	(b)	(0.05)		0.07
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	1.33		0.12		(3.09)		(3.32)
Total from investment operations	1.31		0.12		(3.14)		(3.25)

Distributions from:
Net investment income	(0.15)		(0.14)		(0.01)		(0.01)
Total from distributions	(0.15)		(0.14)		(0.01)		(0.01)

Paid in capital from redemption fees	-		-	(c)	-	(c)	-

Net Asset Value, End of Period	$4.79		$3.63		$3.65		$6.80

Total Return (d)	36.25%	(e)	2.68%	(f)	(46.13)%		(32.32)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,579		$1,070		109		$129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.36%	(g)	3.74%	(h)	10.46%		14.52%	(g)
After fees waived and expenses absorbed	2.99%	(g)	3.00%	(h)	2.74%		2.74%	(g)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.40)%	(g)	(0.72)%	(h)	(8.93)%		(10.83)%	(g)
After fees waived and expenses absorbed	(1.03)%	(g)	0.02%	(h)	(1.21)%		0.95%	(g)

Portfolio turnover rate	81.06%		194.79%		101.45%		36.43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b) Net investment income resulted in less that $0.01 per share.
(c) Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e) Aggregate total return, not annualized.
(f)

For the year ended June 30, 2010, Class C shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors.  This item had no effect on total return.

(g) Annualized.
(h)	The ratios include 0.01% for the year ended June 30, 2010 attributed to interest expense.
*	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Listed Private Equity Plus Fund (the "Fund") is one of sixteen series of the Trust.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.  The investment advisor to the Fund is Vista Research and Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ 18,814,209	$ -	$ 18,814,209
Short-Term Investments	189,965	-	189,965
Total	$ 19,004,174	$ -	$ 19,004,174

(a) As of and during the six month period ended December 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

 (b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2010, no securities were fair valued.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

As of and during the six month period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the six month period ended December 31, 2010, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period/years ended June 30, 2008, June 30, 2009 and June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.  No examination of the Fund’s tax filings is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A $15 fee may be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the six month period ended December 31, 2010, there were redemption fees of $763 paid to the Fund and CDSC fees of $111 paid to the Manager.  The CDSC on Class C shares has been eliminated effective October 30, 2009.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

SEMI-ANNUAL REPORT

 (2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the six month period ended December 31, 2010 were as follows:

(1)

The redeemed amounts are net of redemption fees imposed by the Fund of $763 and $0 for Class A and Class C shares, respectively.

Transactions in shares of beneficial interest for the fiscal year ended June 30, 2010 were as follows:

(1)

The redeemed amounts are net of redemption fees imposed by the Fund of $1,034 and $68 for Class A and Class C shares, respectively.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$13,861,511	$12,229,129

There were no government securities purchased or sold during the year.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the six month period ended December 31, 2010, the Fund incurred $96,586 of management fees, before the waiver and reimbursement described below, with $15,656 remaining payable to the Manager at December 31, 2010.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Listed Private Equity Plus Fund's average daily net assets through October 31, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the six month period ended December 31, 2010, the Manager waived management fees of $28,651.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

As of December 31, 2010, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2011	June 30, 2012	June 30, 2013	June 30, 2014
$ 68,069	$ 72,361	$ 71,624	$ 28,651

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period December 1, 2010 through December 31, 2010, the Fund incurred $1,963 for such fees, with $1,963 remaining payable at December 31, 2010.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Effective December 1, 2010, the Fund will pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six month period ended December 31, 2010, the Fund incurred $31,424 for such fees including out of pocket expenses, with $4,910 remaining payable at December 31, 2010.

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Fund.  For these services Matrix received a base fee of $12,000 per year.  For the six month period ended December 31, 2010, Matrix earned $6,050 of compliance fees, with $1,050 remaining payable at December 31, 2010.

LPL Financial Corp. ("LPL") acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, LPL received $170,917 of brokerage commissions from the Fund for the six month period ended December 31, 2010.  Certain officers and/or employees of the Manager have an affiliation with LPL.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the six month period ended December 31, 2010, the Fund incurred $17,612 and $6,819 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments, excluding depreciation on assets and liabilities denominated in foreign currency, at December 31, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 16,524,341	$ 2,583,131	$ (103,298)	$ 2,479,833

The difference between book basis and tax-basis net unrealized appreciation at December 31, 2010 is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

SEMI-ANNUAL REPORT

(5)

TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2010, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Depreciation	$ (1,705,647)
Undistributed Ordinary Income	177,997
Capital Loss Carryforward	(465,720)
Deferred Post-October Losses	(221,792)
Distributable Earnings, Net	$ (2,215,162)

The difference between book basis and tax-basis net unrealized depreciation at June 30, 2010 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

As of June 30, 2010, the Fund had a capital loss carryforwards of $465,720 available for federal income tax purposes of which $23,354 expires as of June 30, 2016, $173,634 expires as of June 30, 2017 and $268,732 expires as of June 30, 2018.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses and wash sale losses.  The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in PFIC’s.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer and has utilized net capital losses as indicated in the chart below.

Post-October Losses
Deferred	Utilized
$ 221,792	$ 307,960

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.  These reclassifications are due to differences in the character of realized gains from investments in PFIC’s, and net foreign currency gains for tax purposes.  As of June 30, 2010, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Accumulated Net Realized Loss
$ 445,633	$ (445,633)

 (6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the six month period ended December 31, 2010	For the year ended June 30, 2010
Ordinary Income	$ 686,370	$ 336,172

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2010, LPL Financial Corp. held 66.68% and 49.27% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and may be deemed to control the Fund.  As of December 31, 2010, Stifel, Nicolaus & Co. held 26.02% of the voting securities of the Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Fund.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

PAYMENTS BY AFFILIATES AND NET GAINS (LOSSES) REALIZED ON TRADING ERROR

During the year ended June 30, 2010, as a result of trade errors by the Manager, the Fund experienced an aggregate loss of $1,855, which was reimbursed by the Manager, resulting in a net loss to the Fund of $0.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

SEMI-ANNUAL REPORT

 (10)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six months ended December 31, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Listed Private Equity Plus Fund Class A	$ 0.183988
Listed Private Equity Plus Fund Class C	0.154984

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

142 Hardscrabble Lake Drive

Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

SEMI-ANNUAL REPORT

SMH Representation Trust

December 31, 2010

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

SMH REPRESENTATION TRUST

December 31, 2010 (Unaudited)

          SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – SMH Representation Trust (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual table below illustrates an example investment of $1,000 at the beginning of the period (07/01/10) and held for the entire period of 07/01/10 through 12/31/10.  The “hypothetical” table assumes an investment made on 07/01/10 and held for the entire period of 07/01/10 through 12/31/10.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/10 through 12/31/10.
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period*
SMH Representation Trust (+14.93%)	$ 1,000.00	$1,149.30	$ 0.00

*Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period**
SMH Representation Trust	$ 1,000.00	$ 1,025.20	$ 0.00

**Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

SMH REPRESENTATION TRUST

December 31, 2010 (Unaudited)

          SEMI-ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:
SMH Representation Trust, gross of fee waivers or expense reimbursements	1.51%
SMH Representation Trust, after waiver and reimbursement	0.01%

The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for “wrap account” programs.  The expense limitation agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.  Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2010 were 0.83% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended December 31, 2010.

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc. *	2,429	$ -
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (11.83%)	Principal	Value

Commercial Services - (1.64%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$ 1,334,000	1,192,263

Electrical Components & Equipment - (5.73%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	5,588,000	4,163,060

Energy-Alternate Sources - (4.46%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,405,000	3,239,006

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,776,567)		8,594,329

CORPORATE BONDS - (80.63%)

Banks - (9.18%)
Ally Financial, Inc., 8.00%, 11/01/2031	3,211,000	3,434,819
CIT Group, Inc., 7.00%, 05/01/2017	3,223,102	3,231,160
		6,665,979
Business Development Companies - (2.98%)
American Capital Ltd., 7.96%, 12/31/2013	2,096,000	2,165,231

Commercial Services - (0.63%)
Block Financial LLC, 7.875%, 01/15/2013	434,000	454,983

Diversified Financial Services - (13.13%)
Capmark Financial Group, Inc., 5.875%, 5/10/2012 **	10,486,000	4,166,245
Icahn Enterprises LP, 8.00%, 01/15/2018	3,229,000	3,229,000
International Lease Finance Corp., 5.625%, 09/20/2013	2,133,000	2,143,665
		9,538,910
Entertainment - (4.58%)
American Casino & Entertainment Properties LLC, 11.00%, 06/15/2014	3,282,000	3,331,230

Healthcare-Services - (0.55%)
Tenet Healthcare Corp., 10.00%, 05/01/2018	342,000	398,430

Home Builders - (7.37%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,178,000	3,257,450
Standard Pacific Corp., 10.75%, 09/15/2016	1,820,000	2,097,550
		5,355,000
Lodging - (8.76%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,588,750
MGM Resorts International, 11.375%, 03/01/2018	2,561,000	2,778,685
		6,367,435
CORPORATE BONDS - (80.63%) (continued)	Principal	Value

Miscellaneous Manufacturing - (3.44%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$ 2,455,000	$ 2,497,962
Propex, Inc., 10.00%, 12/01/2012 **	1,657,000	829
		2,498,791
Oil & Gas - (8.34%)
Callon Petroleum Co., 13.00%, 09/15/2016	912,000	921,120
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	3,015,000	3,030,075
McMoRan Exploration Co., 11.875%, 11/15/2014	1,908,000	2,108,340
		6,059,535
Oil & Gas Services- (7.33%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	1,760,000	1,786,400
Global Industries Ltd., 2.75%, 08/01/2027	4,714,000	3,535,500
		5,321,900
Retail - (0.03%)
Pep Boys - Manny, Moe & Jack, 7.50%, 12/15/2014	19,000	19,285

Telecommunications - (14.31%)
ITC Deltacom, Inc., 10.50%, 04/01/2016	1,403,000	1,525,762
Level 3 Financing, Inc., 9.25%, 11/01/2014	3,394,000	3,368,545
MetroPCS Wireless, Inc., 7.875%, 9/01/2018	2,025,000	2,100,938
Sprint Capital Corp., 8.75%, 03/15/2032	3,368,000	3,401,680
		10,396,925
TOTAL CORPORATE BONDS (Cost $54,465,820)		58,573,634

SHORT-TERM INVESTMENTS - (6.17%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.25% ***	4,481,183	4,481,183
TOTAL SHORT-TERM INVESTMENTS - (Cost $4,481,183)		4,481,183

TOTAL INVESTMENTS (Cost $66,730,932) - 98.63%		$ 71,649,146

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.37%		993,089

NET ASSETS - 100.00%		$ 72,642,235

* Non-income producing security.
** Represents issuer in default on interest payment; non-income producing debt security.
*** Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2010 (Unaudited)

Assets:
Investments in securities, at value	$ 71,649,146
Receivables:
Interest	1,129,031
Due from Advisor	17,082
Prepaid expenses	13,860
Total assets	72,809,119

Liabilities:
Payables:
Distribution payable	140,440
Due to administrator	9,678
Other liabilities and accrued expenses	16,766
Total liabilities	166,884
Net Assets	$ 72,642,235

Net Assets consist of:
Paid-in capital	$ 67,211,690
Accumulated net investment loss	(19,227)
Accumulated net realized gain on investments	531,558
Net unrealized appreciation on investments	4,918,214

Total Net Assets	$ 72,642,235

Investments in securities, at cost	$ 66,730,932

Net assets	$ 72,642,235
Shares of beneficial interest outstanding (1)	6,695,710
Net asset value, offering and redemption price per share	$ 10.85

(1) Unlimited number of shares of beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

For the
Six Month Period Ended
December 31, 2010
(Unaudited)
Investment income:
Interest	$ 3,133,982
Total investment income	3,133,982

Expenses:
Management fees	191,792
Accounting and transfer agent fees and expenses	52,284
Registration fees	14,970
Audit fees	7,058
Custody fees	5,230
Legal fees	3,529
Compliance officer compensation	3,529
Miscellaneous	3,363
Networking fees	2,842
Pricing fees	2,576
Trustees' fees	579
Printing fees	240
Insurance fees	79
Total expenses	288,071
Less: fees waived and expenses absorbed (Note 4)	(288,071)
Net expenses	-

Net investment income	3,133,982

Realized and unrealized gain on investments:
Net realized gain on investments	1,662,610
Net change in unrealized appreciation on investments	4,703,122
Net realized and unrealized gain on investments	6,365,732

Net increase in net assets resulting from operations	$ 9,499,714

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST		SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Month Period Ended	Period Ended
	December 31, 2010	June 30, 2010 (1)
	(Unaudited)
Increase in Net Assets
Operations:
Net investment income	$ 3,133,982	$ 525,652
Net realized gain on investments	1,662,610	5,750
Net change in unrealized appreciation
on investments	4,703,122	215,092
Net increase in net assets resulting from operations	9,499,714	746,494

Distributions to shareholders from:
Net investment income	(3,153,209)	(525,652)
Net realized capital gains	(1,136,802)	-
Total from distributions	(4,290,011)	(525,652)

Increase in net assets from capital share
transactions (Note 2)	3,934,879	63,276,811

Total increase in net assets	9,144,582	63,497,653

Net Assets:
Beginning of period	63,497,653	-
End of period	$ 72,642,235	$ 63,497,653
Accumulated net investment loss	$ (19,227)	$ -

(1) The SMH Representation Trust commenced operations on May 24, 2010.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	For the		For the
	Six Month Period Ended		Period Ended
	December 31, 2010		June 30, 2010 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$ 10.03		$ 10.00

Investment Operations:
Net investment income	0.49		0.08
Net realized and unrealized gain on
investments	1.00		0.03
Total from investment operations	1.49		0.11

Distributions from:
Net investment income	(0.49)		(0.08)
Net realized capital gains	(0.18)		-
Total from distributions	(0.67)		(0.08)

Net Asset Value, End of Period	$ 10.85		$ 10.03

Total Return (a)	14.93%		1.14%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 72,642		$ 63,498

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.83%	(b)	1.50%	(b)
After fees waived and expenses absorbed	0.00%	(b)	0.00%	(b)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.16%	(b)	7.21%	(b)
After fees waived and expenses absorbed	8.99%	(b)	8.71%	(b)

Portfolio turnover rate	41.06%	(c)	6.66%	(c)

(1) The SMH Representation Trust commenced operations on May 24, 2010.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b) Annualized.
(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series: SMH Representation Trust (the "Fund").  The Fund is registered as non-diversified.  The Fund’s investment advisor is SMH Capital Advisors, Inc. (the "Advisor" or "SMH").

The Fund commenced operations on May 24, 2010.  The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

 The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation —The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2010:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ -	$ -	$ -
Convertible Corporate Bonds (c)	-	8,594,329	8,594,329
Corporate Bonds (c)	-	58,573,634	58,573,634
Short-Term Investments	-	4,481,183	4,481,183
Total	$ -	$ 71,649,146	$ 71,649,146

(a) As of and during the period ended December 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(c) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities.  For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

During the six month period ended December 31, 2010, no securities were fair valued.

b)

Federal Income Tax—The Fund qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  As of December 31, 2010, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  The Fund’s tax return for the period ended June 30, 2010 is open for examination by applicable taxing authorities.  No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

e)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At December 31, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
December 31, 2010

Shares……………………………	450,791	(464,315)	380,605	367,081
Value…………………………….	$4,803,859	$ (4,991,091)	$ 4,122,111	$3,934,879

At June 30, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2010 (1)

Shares……………………………	6,492,902	(216,681)	52,408	6,328,629
Value…………………………….	$64,929,019	$ (2,177,860)	$ 525,652	$63,276,811

(1) The Fund commenced operations on May 24, 2010.

(3)

INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 26,458,404	$ 28,002,817

There were no government securities purchased or sold during the period.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMH acts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.  For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund.  For the six month period ended December 31, 2010, management fees of $191,792 were incurred by the Fund, before the waiver and reimbursement described below.  As of December 31, 2010, there were no advisory fees payable to the Advisor.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2013.  If the Advisor were to charge the Fund for its investment advisor services, the advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund.  However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund.  Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors.  The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement).  The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement).  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

six month period ended December 31, 2010, the Advisor waived advisory fees of $191,792 and reimbursed expenses of $96,279.  As of December 31, 2010, the Advisor owed the Fund $17,082 under the terms of this agreement, which was subsequently collected by the Fund in accordance with standard payment policies.  The Advisor may recapture $90,449 and $288,071 no later than June 30, 2013 and June 30, 2014, respectively, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into an Investment Company Services Agreements (the "Services Agreements") with Matrix 360 Administration LLC, Inc. (formerly Matrix Capital Group, Inc.) ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the six month period ended December 31, 2010, service fees including out-of-pocket expenses of $52,284 were incurred for the Fund with $9,095 remaining payable at December 31, 2010.

Pursuant to the Services Agreements, Matrix provides chief compliance officer services to the Fund.  For these services Matrix receives a $7,000 per year base fee.  For the six month period ended December 31, 2010, Matrix earned compliance fees of $3,529, with $583 remaining payable at December 31, 2010.

Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.  For the six month period ended December 31, 2010, Matrix received no commissions from the sale of shares.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund.  The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan.  If the Plan is adopted, the Advisor may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six month period ended December 31, 2010, the Fund did not incur any 12b-1 expenses.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2010 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 66,766,450	$ 4,991,955	$ (109,259)	$ 4,882,695

The difference between book basis and tax basis unrealized appreciation (depreciation) at December 31, 2010 is attributable primarily to differing book/tax treatment of income on contingent convertible bonds.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed			Total
Unrealized	Ordinary	Capital	Capital Loss	Other Timing	Distributable
Appreciation	Income	Gains	Carryforward	Differences	Earnings
$ 215,092	$ 12,015	$ -	$ -	$ (6,265)	$ 220,842

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains and the accrual of income for tax purposes on contingent convertible bonds.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The Fund paid ordinary income distributions of $4,290,011 during the six month period ended December 31, 2010.  The Fund paid ordinary income distributions of $525,652 during the period since inception from May 24, 2010 through June 30, 2010.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

                                SEMI-ANNUAL REPORT

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

 (7)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SMH REPRENTATION TRUST

           SEMI-ANNUAL REPORT

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the six month period ended December 31, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
SMH Representation Trust	$ 0.662800

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Catalyst Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

ADVISOR

SMH Capital Advisors, Inc.

4800 Overton Plaza

Suite 300

Fort Worth, TX 76109

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

ITEM 2.

CODE OF ETHICS.

Not applicable at this time

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/S/ Christopher F. Anci
President,
Date: March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: March 7, 2011